Lord Abbett

                        National Tax-Free Income Fund
                        California Tax-Free Income Fund
                        Connecticut Tax-Free Income Fund
                        Hawaii Tax-Free Income Fund
                        Minnesota Tax-Free Income Fund
                        Missouri Tax-Free Income Fund
                        New Jersey Tax-Free Income Fund
                        New York Tax-Free Income Fund
                        Texas Tax-Free Income Fund
                        Washington Tax-Free Income Fund
                        Florida Series
                        Georgia Series
                        Michigan Series
                        Pennsylvania Series

                      Semi-Annual Report For the Six Months Ended march 31, 2001


                                                               [GRAPHIC OMITTED]


                                           Funds that seek to provide attractive
                                           levels of tax advantaged income



                               [GRAPHIC OMITTED]

Report to Shareholders
For the Six Months Ended March 31, 2001


[PHOTO]


/s/ Robert S. Dow
Robert S. Dow
Chairman

April 9, 2001

                        Lord Abbett Tax-Free Income Fund and Lord Abbett Tax-Free Income Trust closed the first six months of their fiscal year ended March 31, 2001 with aggregate net assets of $1.9 billion. Please see Fund Facts in this report for individual net asset and performance information for the Fund and Series.

                        Market Review

                        The period under review underwent such a substantial shift in market conditions at midway, it could almost be considered as two separate markets. The shift could be seen on both sides of the equation: supply and demand. In the first half of the six-month period under review (October, November and December 2000), the municipal bond market was characterized by scant inventory and few new issues, a continuation of a trend that prevailed for the first nine months of 2000. Demand was strong, particularly among individual investors looking for a perceived safe haven from volatile and declining equity markets. These factors combined to drive prices significantly higher on many municipal bonds. The key concerns for most tax-free investors in this period were credit quality and coupon income. In the second half (January, February and March 2001), however, the municipal bond market shifted course. Triggering this change were aggressive rate cuts by the Federal Reserve Board (the Fed). As rates declined, a number of states and local entities found themselves paying higher-than-market coupon payments on existing bond issues. Not surprisingly, there was considerable incentive for these issuers to exercise the call options on the old issues and "pay off" the bondholders with the proceeds from the sale of new, less-expensive (to the issuer), lower-yielding bonds. These new bond issues increased the





                 Lord Abbett Receives Lipper Achievement Awards

Lord Abbett manages all of its tax-free income portfolios with the same focus on high quality, call protection, coupon income and value. Recently, two of our portfolios received Lipper(1) certificates for performance achievement in their respective categories.



                               [GRAPHICS OMITTED]


(1) Source: Lipper Inc. Lipper rankings are based on total return and do not account for sales charges. Lipper has ranked the portfolios within a universe of funds in their respective state municipal bond fund categories. Georgia ranked number 1 out of 28 funds. Minnesota ranked number 1 out of 49 funds. Past performance is no guarantee of future results.

(C) 2001 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

Report to Shareholders
For the Six Months Ended March 31, 2001


available supply of municipal bonds on the market. Demand remained firm, but the focus of investors shifted from high-quality credits in the first half to higher-yielding bonds of lower quality; with equity markets in sharp decline, investors were in pursuit of better returns elsewhere and some were willing to take on added risk to achieve those returns.

For the period as a whole, the taxable-equivalent yields of municipal bonds remained attractive relative to those of comparable Treasuries(2). Individual buyers dominated the market, as they had for much of 2000.

Portfolios' Overview(3)

For the most part, the portfolios posted solid returns for the first half of the fiscal year. We continued to emphasize the high credit quality of the portfolios. The average call protection (the length of time during which a bond cannot be paid off or "called" by the issuer) of the portfolios was between seven and eight years as we focused on bonds with maturities between 20 and 30 years.

Benefiting performance in the first three months (October, November and December
2000) was our focus on higher-quality bonds, which tended to outperform lower-rated bonds, and our efforts to keep the effective maturity of the portfolios long, another segment of the market which performed well relative to bonds of short- or intermediate-term maturity. The portfolios' tax-free bonds issued by Puerto Rico were strong performers in the first three months of the period, benefiting from scant supply of municipal bonds in high-tax states. Also contributing to performance were the portfolios' positions in deeper discount municipal bonds (bonds selling at a substantial discount below par).
Performance in the second half of the period (January, February and March 2001) was positively impacted by our holdings in higher-coupon bonds, some of which were refunded when interest rates declined, as we anticipated. Overall, returns in the second half came less from bond price appreciation, which was fairly flat, than from coupon income and yields. Our focus on longer-maturity municipal bonds benefited performance, reflecting the fact that higher yields could be obtained by staying on the long end of a steepening yield curve. Puerto Rico bonds, which were strong contributors in the prior three months, were less favorable in the second half as new issuance elsewhere reduced demand. Lower-quality bonds rallied in the second half, as investors chased higher yields. With portfolio liquidity in mind, however, we remained focused on longer-maturity, higher-quality bonds.

Outlook

Going forward, our outlook for municipal bonds remains positive. We plan to keep our current strategy and portfolio structures basically intact with a firm emphasis on the high average credit quality of the municipal bonds in our portfolio. For the remainder of the fiscal year, we anticipate that yield will continue to drive performance. As long as longer-maturity municipals (maturities of 20 to 30 years) offer attractive value relative to taxable bonds, we will remain at the long end of the yield curve, where greater call protection is also typically available.

(2) Unlike U.S. Treasury securities, an investment in the Fund is neither insured nor guaranteed by the U.S. Government.

(3) The portfolios are actively managed and, therefore, allocations are subject to change.

IMPORTANT PERFORMANCE INFORMATION

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included.

FUND FACTS

All Funds managed by Lord Abbett emphasize high quality, call protection and total return potential.

Portfolio quality shown as of 3/31/01.


All tax-free portfolios managed by Lord Abbett emphasize:

o    High quality

o    Total return potential

o    Call protection


Lord Abbett's Focus on Quality (1)

[GRAPHICS OMITTED]
-------------------------------------------------------------------------------
Lord Abbett's Focus on Quality(1)

National Tax-Free Income Fund
AAA 63.4%
AA 15.8%
A  12.5%
BBB  7.5%
Other 0.8%

California Tax-Free Income Fund
AAA 82.1%
aa  9.8%
A   4.4%
BBB 3.7%

Connecticut Tax-Free Income Fund
AAA 62.3%
AA 16.5%
A   6.5%
BBB 7.6%
other 7.1%

Hawaii Tax-Free Income Fund
AAA 82.3%
AA   3.0%
A   11.7%
BBB  3.0%

Minnesota Tax-Free Income Fund
AAA 58.1%
AA  27.2%
A    9.2%
BBB  4.6%
Other 0.9%

Missouri Tax-Free Income Fund
AAA 63.7%
AA  24.3%
A    4.2%
BBB  6.1%
Other 1.7%

New Jersey Tax- Free Income Fund
AAA 72.0%
AA  14.1%
A    9.7%
BBB  0.3%
Other 3.9%

New York Tax-Free Income Fund
AAA 60.9%
AA  21.6%
A   12.6%
BBB  2.9%
Other 2.0%

Texas Tax-Free Income Fund
AAA 65.2%
AA  22.9%
A    7.8%
BBB  2.8%
Other 1.3%

Washington Tax-Free Income Fund
AAA 75.3%
AA  12.8%
A   11.0%
BBB 0.9%

SERIES FACTS

Lord Abbett's Focus on Quality(9)

Florida Series
AAA 78.2%
AA   5.7%
A   14.3%
Other 1.8%

Georgia Series
AAA 59.5%
AA  27.1%
A   10.8%
BBB  2.6%

Michigan Series
AAA 83.7%
AA   3.8%
A    8.1%
BBB  3.3%
Other 1.1%

Pennsylvania Series
AAA 77.4%
AA   7.6%
A   10.1%
BBB  4.9%
-------------------------------------------------------------------------------




Lord Abbett's Tax-Free Record and SEC-Required Information as of 3/31/01 for Class A Shares

                                                   National        California       Connecticut      Hawaii       Minnesota
                                                   Tax-Free         Tax-Free        Tax-Free         Tax-Free     Tax-Free
                                                   Income Fund (2)  Income Fund(2)  Income Fund      Income Fund  Income Fund (3)

----------------------------------------------------------------------------------------------------------------------------------
Date of Inception                                    4/2/84           9/3/85(4)          4/1/91    10/28/91         12/27/94
Net Assets* (in millions)                            $565.2            $202.1            $101.1       $74.5            $23.0
Dividend Distribution Rate at Net Asset Value(5)      4.91%             4.79%             4.80%       4.82%            5.30%

----------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(6)
at Net Asset Value:

 1 Year                                              10.68%            12.39%            10.52%       9.66%           11.18%
 5 Years                                              6.02%             5.93%             5.64%       5.37%            6.03%
 10 Years or Life of Series                           6.76%             6.62%           6.70%(7)    6.18%(7)         6.62%(7)
 30-Day SEC Yield(8)                                  4.02%             3.74%             3.94%       3.68%            4.50%

----------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(6) at Maximum
Offering Price:
 1 Year                                               7.07%             8.72%             6.90%       6.10%            7.54%
 5 Years                                              5.33%             5.23%             4.94%       4.66%            5.35%
 10 Years or Life of Series                           6.40%             6.27%           6.35%(7)    5.81%(7)         6.06%(7)

-------------------

(1) Includes holdings which are not rated by independent ratings services but are, in Lord Abbett's opinion, of comparable quality.
(2)  For specific Class share performance, please see each Fund's Financial
     Highlights (pages 46-55).
(3) Returns and yield for Minnesota Tax-Free Income Fund reflect a voluntary waiver of Lord, Abbett & Co.'s management fee. Absent this waiver, the Fund's returns and yield would have been lower. Lord, Abbett & Co. may revise or terminate this waiver at any time.
(4) Date shown is inception of a substantially similar predecessor fund that became the Fund effective 7/15/96.
(5) The dividend distribution rate is calculated by dividing the annualized dividend per share of a class derived from net investment income during the month ended March 31, 2001, by the net asset value on the last day of that period.
(6) Total return is the percent change in value with dividends and capital gains reinvested. In the event a portfolio invests in private activity bonds, the interest income derived therefrom may increase the Federal
     Alternative Minimum Tax liability for shareholders subject to that tax. In the event a portfolio does not invest entirely in municipal bonds, federal, state and/or local taxes (as applicable) may be applicable to interest income of such Fund. * Total Net Assets for Funds, all classes of shares.


FUND FACTS -- CONTINUED



                               [GRAPHICS OMITTED]






                                                       Missouri       New Jersey    New York          Texas          Washington
                                                       Tax-Free       Tax-Free      Tax-Free          Tax-Free       Tax-Free
                                                       Income Fund    Income Fund   Income Fund(2)    Income Fund    Income Fund

----------------------------------------------------------------------------------------------------------------------------------
Date of Inception                                        5/31/91           1/2/91     4/2/84        1/20/87              4/15/92
Net Assets* (in millions)                                 $125.0           $159.2     $251.0          $76.6                $45.7
Dividend Distribution Rate at Net Asset Value(5)           4.86%            5.12%      4.98%          4.98%                5.16%

----------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(6)
at Net Asset Value:

 1 Year                                                   10.68%           10.52%     11.95%         10.53%               10.93%
 5 Years                                                   5.62%            5.77%      6.01%          5.48%                6.09%
 10 Years or Life of Series                              6.65%(7)         6.97%(7)     6.57%          6.70%              6.62%(7)
 30-Day SEC Yield(8)                                       3.68%            3.54%      3.84%          3.80%                4.13%

----------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(6) at Maximum
Offering Price:
 1 Year                                                    6.98%            6.83%      8.31%          6.89%                7.39%
 5 Years                                                   4.93%            5.08%      5.32%          4.79%                5.37%
 10 Years or Life of Series                              6.29%(7)         6.62%(7)     6.21%          6.35%              6.23%(7)

---------------

(7)  Since inception.
(8) 30-Day SEC Yield: The 30-day SEC yield for each class of shares is calculated by dividing annualized net investment income per share during the 30-day period ended March 31, 2001 by the maximum offering price per share on the last day of that period.


   The results quoted in this summary represent Class A share past performance, which is no indication of future results. The investment return and principal value of an investment in the Series will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

   The respective SEC-required uniformly computed average annual rates of total return are at the Class A share maximum sales charge of 3.25%.

   Lord Abbett's National, California and New York Tax-Free Income Funds also offer other classes of shares having varying fees and expenses.






Series Facts



                               [GRAPHICS OMITTED]





Lord Abbett's Focus on Quality (9)


Lord Abbett's Tax-Free Record and SEC-Required Information as of 3/31/01 for Class A Shares

                                                    Florida          Georgia         Michigan      Pennsylvania
                                                   Series(10)        Series(11)      Series           Series

-------------------------------------------------------------------------------------------------------------------
Date of Inception                                   9/25/91         12/27/94          12/1/92            2/3/92
Net Assets (in millions)                              $99.0            $36.9            $47.4             $92.8
Distribution Rate at Net
Asset Value (as of 3/31/01)(12)                       4.77%           4.93%             4.90%             4.90%

-------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return
at Net Asset Value (as of 3/31/01)(13) :
  1 Year                                             10.34%           12.84%           12.44%            11.47%
  5 Years                                             5.17%            7.08%            6.40%             6.10%
Life of Series                                        5.88%            7.98%            6.67%             6.65%
30-Day SEC Yield(14) (as of 3/31/01)                  3.67%            4.34%            4.03%             3.76%

-------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return at the
Maximum Offering Price (as of 3/31/01)(13) :
1 Year                                                6.82%            9.12%            8.82%             7.91%
5 Years                                               4.48%            6.37%            5.71%             5.38%
Life of Series                                        5.52%            7.41%           6.25%              6.27%


(9) Includes holdings that are not rated by an independent ratings service but are, in Lord Abbett's opinion, of comparable quality.

(10) Data shown represents Class A share performance. For Florida Series Class C share performance, please see the Series' Financial Highlights table on page 53. For a full discussion of the differences in pricing alternatives, please refer to the Trust's current Prospectus.

(11) Returns and yield for Tax-Free Income Trust - Georgia Series reflect a voluntary waiver of Lord, Abbett & Co.'s management fee. Absent this waiver, the Fund's returns and yield would have been lower. Lord, Abbett & Co. may revise or terminate this waiver at any time.

(12) The dividend distribution rate is calculated by dividing the annualized dividend per share of a class derived from net investment income during the month ended March 31, 2001 by the net asset value on the last day of that period.

(13) Total return is the percent change in value with dividends and capital gains reinvested. In the event a portfolio invests in private activity bonds, the interest income derived therefrom may increase the Federal Alternative Minimum Tax liability for shareholders subject to that tax. In the event a portfolio does not invest entirely in municipal bonds, federal, state and local taxes (if any) may be applicable to that portion of interest income derived from taxable sources.

(14) 30-Day SEC Yield: The 30-day SEC yield for each class of shares is calculated by dividing annualized net investment income per share during the 30-day period ended March 31, 2001 by the maximum offering price per share on the last day of that period.

   The results quoted above represent past performance for Class A shares, which is no indication of future results. The investment return and principal value of a Series investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The respective SEC-required uniformly computed average annual rates of total return are at the Class A share maximum sales charge of 3.25%.

               Schedule of Investments (unaudited)
               NATIONAL TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Education      Connecticut St Hlth & Ed Fac Auth Rev Trinity College Ser G         5.00%      7/1/2021     AAA  $ 1,000 $   997,500
12.00%         Connecticut St Hlth & Ed Fac Auth Rev Trinity College Ser G         5.00%      7/1/2031     AAA      500     492,500
               District of Columbia Rev James F Oyster Elem Sch Pilot (1)          6.25%     11/1/2021       A      550     566,500
               District of Columbia Rev James F Oyster Elem Sch Pilot (1)          6.25%     11/1/2031       A    1,250   1,275,000
               Frederick Cnty MD Ed Fac Mount St. Mary's College Ser A             5.70%      9/1/2020     BBB      400     396,500
               Frederick Cnty MD Ed Fac Mount St. Mary's College Ser A             5.80%      9/1/2030     BBB      500     493,125
               Illinois Ed Fac Auth Rev DePaul Univ (2)                            5.50%     10/1/2020     AAA    1,000   1,038,750
               Indiana St Ed Fac Auth Rev                                          6.65%      3/1/2019     Aaa   10,740  11,612,625
               Iowa St Univ Science & Tech Univ Rev Ser A                          5.00%      7/1/2028       A    2,500   2,478,125
               Louisiana St Univ & Agric & Mech College Bd Hlth
               Sciences Ctr Proj (12)                                             6.375%      5/1/2031     AAA    2,290   2,536,175
               Massachusetts St Dev Fin Agy Rev Boston Univ Ser P                 5.375%     5/15/2039      A3    1,625   1,547,813
               Massachusetts St Dev Fin Agy Rev Boston Univ Ser P                  6.00%     5/15/2059      A3    2,000   2,087,500
               Massachusetts St Dev Fin Agy Rev Curry College Ser A (1)            6.00%      3/1/2031       A    1,500   1,520,625
               Minnesota St Higher Ed Fac Auth Rev St. Johns Univ Ser 5            5.25%     10/1/2026      A3      350     341,250
               Monroe Cnty NY Ind Dev Agy Rev Student Hsg Ser A                   5.375%      4/1/2029    Baa3      445     427,756
               New Jersey Econ Dev Auth Sch Rev Princeton Jr Sch Inc
               1996 Proj                                                           7.00%      5/1/2020     BB*      960     950,400
               New York St Dorm Auth Rev Fashion Inst Tech (9)                     5.50%      7/1/2030     AAA    1,750   1,811,250
               Ohio St Higher Ed Fac Cmnty (2)                                     5.50%     12/1/2025     AAA    1,000   1,033,750
               Oregon St Hlth Hsg Ed & Cultural Fac Auth Reed College
               Proj Ser A                                                          5.75%      7/1/2032     AA-    3,800   3,975,750
               Private Colleges & Univ Auth GA Emory Univ Ser A                    6.40%     10/1/2023     Aa1      310     325,500
               Rhode Island St Hlth & Ed Bldg Corp Rev Higher Ed Fac
               Brown Univ                                                          6.00%      9/1/2025     AA+    7,070   7,494,200
               Rhode Island St Hlth & Ed Bldg Corp Rev Higher Ed Fac
               Bryant College (2)                                                  5.00%     12/1/2031     AAA    1,000     958,750
               Rhode Island St Hlth & Ed Bldg Corp Rev Higher Ed Fac
               Johnson & Wales (12)                                                5.00%      4/1/2029     AAA    3,250   3,128,125
               State Univ Iowa Univ Rev Dorm                                      5.375%      7/1/2021     Aa3      180     188,775
               Tennessee St Sch Bd Auth Higher Ed Fac Ser A                       5.625%      5/1/2030      AA      750     777,187
               Tulsa OK Ind Auth Rev Ser A (12)                                   5.375%     10/1/2020     Aaa    3,170   3,249,250
               University Central AR Rev Hsg Sys (9)                               6.50%      1/1/2031     AAA    2,425   2,734,187
               University Cincinnati OH Ctfs Partn Jefferson Ave
               Residence Hall (12)                                                5.125%      6/1/2028     AAA    1,910   1,895,675
               University NC Sys Pool Rev Ser B (12)                               4.50%     10/1/2023     AAA      130     117,650
               University NC Univ Rev Comp Int Util Sys                      Zero Coupon      8/1/2021     Aa1    3,000   1,031,250
               University NC Univ Rev Ser A                                        5.00%     12/1/2025     AA+      750     735,000
               University SC Univ Rev Ser A (6)                                   5.625%      6/1/2025     Aaa    1,200   1,234,500
               Virginia St Pub Sch Auth Ser A                                      6.20%      8/1/2014     Aa1    1,450   1,556,938
               Washington St Higher Ed Fac Auth Rev Gonzaga
               Univ Proj (12)                                                      4.75%      4/1/2022     AAA    2,275   2,129,969
               West Virginia Sch Bldg Auth Rev Cap Impt Ser B (9)                  5.25%      7/1/2021     AAA    2,550   2,569,125
               West Virginia Univ Rev Univ Sys W VA Proj Ser A (2)           Zero Coupon      4/1/2024     AAA    3,000     870,000
               West Virginia Univ Rev Univ Sys W VA Proj Ser A (2)           Zero Coupon      4/1/2026     AAA    1,200     312,000
               Wisconsin St Hlth & Ed Fac Auth Rev Marquette Univ (12)             4.75%      6/1/2023     AAA      995     927,837
                                                                                                                        -----------
               Total                                                                                                     67,818,812
-----------------------------------------------------------------------------------------------------------------------------------
General        Akron OH Impt                                                       5.80%     11/1/2020     AA-      575     615,969
Obligation     Athens OH City Sch Dist Fac Constr & Impt (9)                       6.00%     12/1/2024     AAA      500     563,125
11.47%         Boulder CO Open Space Acq                                           5.50%     8/15/2018     AA+      400     416,500
               California St (12)                                                  4.25%     10/1/2026     AAA    1,500   1,297,500
               Canton OH Sch Dist Ser A (12)                                      5.625%     12/1/2023     AAA    2,900   3,023,250
               Crawford Cnty KS Univ Sch (9)                                       5.00%      9/1/2021    Aaa     2,000   1,985,000

               See Notes to Financial Statements

                                       1



               Schedule of Investments (unaudited)(continued)
               NATIONAL TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
               Culpeper Cnty VA Sch (9)                                            6.00%     1/15/2021     AAA   $  690 $   749,513
               Dallas TX                                                           5.75%     2/15/2020     AAA    1,615   1,707,863
               Deer Park TX Indpt Sch Dist                                         4.00%     2/15/2019     AAA    2,000   1,705,000
               Delaware St Ser A                                                   5.50%      4/1/2020     AAA      550     572,000
               Dodge KS Univ Sch Dist #443 (9)                                    4.375%      9/1/2018     AAA    1,735   1,620,056
               Florida St Bd of Ed Cap Outl Pub Ed Ser D                           4.75%      6/1/2022     AA+    1,000     946,250
               Foothill De Anza CA Cmnty College Dist Cap Apprec (12)        Zero Coupon      8/1/2030     AAA    4,505     951,681
               Gibson Cnty TN Sch                                                 5.625%      4/1/2019     Aaa      540     560,250
               Honolulu HI City & Cnty Ser D AMT# (6)                              4.45%      2/1/2005     AAA      900     918,000
               Idaho Falls ID Elec (6)                                       Zero Coupon      4/1/2013     AAA      500     281,250
               Jackson MI Cap Apprec Downtown Dev (9)                        Zero Coupon      6/1/2023     AAA    4,470   1,301,888
               Jackson MI Pub Sch Dist Ser B (2)                                  5.375%     10/1/2020     Aaa      245     250,513
               Josephine Cnty OR Unit Sch Dist Three Rivs (9)                      5.00%     6/15/2020     Aaa    1,000     991,250
               Kilmarnock VA Pub Impt                                              6.25%      3/1/2027    BBB*    1,430   1,526,525
               Lane Cnty OR Sch Dist #52                                          5.625%     6/15/2020     Aa2      800     839,000
               Las Virgenes CA Univ Sch Dist Ser C                                 5.00%     11/1/2025     AAA    1,000     986,250
               Linn Cnty OR Cmnty Sch Dist #9 Lebanon (12)                        5.375%     6/15/2030     AAA    1,600   1,628,000
               Marion OH City Sch Dist Sch Fac Constr & Impt (9)                  5.625%     12/1/2022     AAA      700     732,375
               Narragansett MA Regl Sch Dist (2)                                  5.375%      6/1/2018     Aaa      550     569,938
               New Orleans LA (6)                                                  4.75%     12/1/2026     AAA    1,000     930,000
               North Providence RI Ser A (12)                                     6.125%      7/1/2016     AAA    1,410   1,536,900
               Omaha NE Ser B                                                      5.25%     12/1/2025     AAA    5,300   5,293,375
               Oregon St Alternate Energy Proj Ser A AMT#                          5.00%      1/1/2015      AA    1,415   1,430,919
               Oregon St Alternate Energy Proj Ser A AMT#                          5.05%      1/1/2016      AA    1,795   1,817,438
               Oregon St Alternate Energy Proj Ser A AMT#                          5.10%      1/1/2017      AA      980     989,800
               Paw Paw MI Pub Sch Dist Sch Bldg & Site                             6.00%      5/1/2030     AAA      550     592,625
               Philadelphia PA Sch Dist Ser A (9)                                  5.75%      2/1/2030     AAA    1,200   1,273,500
               Plymouth-Canton MI Cmnty Sch Dist (6)                               4.60%      5/1/2014     AAA      175     173,250
               Puerto Rico Comwlth RIBs+                                          7.928%      7/1/2029      A*      750     839,062
               Reynoldburg OH Cap Fac                                             5.625%     12/1/2025     Aa3    1,385   1,443,862
               Richmond VA (9)                                                     5.50%     1/15/2018     AAA      600     627,000
               Snohomish Cnty WA Sch Dist #16 Arlington (6)                        5.00%     12/1/2020     Aaa    1,250   1,223,437
               South Wash Cnty MN Indpt Sch Dist #833 Ser A (12)                   5.50%      2/1/2018     AAA    5,215   5,430,119
               South Wash Cnty MN Indpt Sch Dist #833 Ser A (12)                   5.50%      2/1/2019     AAA    2,990   3,102,125
               Taunton MA (9)                                                      4.75%      5/1/2019     AAA    2,235   2,162,362
               Teays Valley OH Loc Sch Dist Sch Fac Constr & Impt (6)             5.375%     12/1/2020     Aaa      500     518,750
               Texas St Wtr Dev Bd                                                 7.15%      8/1/2035     Aa1    1,915   2,063,412
               Washington Cnty OR Sch Dist #15 Forest Grove (9)                    5.00%     6/15/2021     Aaa    1,910   1,878,962
               West Virginia St (12)                                               5.75%      6/1/2025     AAA    2,000   2,127,500
               Westerville OH City Sch Dist (12)                                   5.00%     12/1/2027     AAA    1,500   1,462,500
               Wyandotte Cnty KS Sch 204 Bonner Springs Ser A (9)                  5.60%      9/1/2020     Aaa    1,105   1,156,106
                                                                                                                        -----------
               Total                                                                                                     64,811,950
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare     Abag Fin Auth for Nonprofit Corp CA Ctfs Partn O'Connor
16.40%         Woods Obligated Group (1)                                           6.20%     11/1/2029       A    1,000   1,063,750
               Arizona Hlth Fac Auth Hosp Sys Rev John C Lincoln
               Hlth Network                                                        7.00%     12/1/2025     BBB    1,500   1,500,000
               Clackamas Cnty OR Hosp Fac Auth Rev Legacy Hlth Sys (12)            5.00%     2/15/2015     AAA    1,600   1,634,000
               Clackamas Cnty OR Hosp Fac Auth Rev Legacy Hlth Sys (12)            5.00%     2/15/2016     AAA    1,000   1,012,500
               Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth          6.625%    11/15/2026    BBB+    2,000   2,012,500
               Connecticut St Hlth & Ed Fac Auth Rev The Griffin Hosp
               Ser A                                                               5.75%      7/1/2023    Baa2    2,060   1,805,075

               See Notes to Financial Statements

                                       2


               Schedule of Investments (unaudited)(continued)
               NATIONAL TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
               Dade Cnty FL Hlth Fac Auth Hosp Rev Miami Child (6)                6.875%     8/15/2017     AAA  $ 3,000 $ 3,007,500
               Delaware Cnty PA Auth Hosp Rev Crozer Chester
               Med Ctr (1)                                                        5.375%     12/1/2018       A    2,625   2,523,281
               Halifax Hosp Med Ctr FL Hlth Care Fac Rev Halifax Mgmt
               Sys Ser A (1)                                                       5.20%      4/1/2018       A    1,170   1,105,650
               Hastings MN Hlth Care Fac Rev Regina Med Ctr (1)                    5.30%     9/15/2028       A    1,010     909,000
               Illinois Hlth Fac Auth Rev Holy Cross Hosp Proj                     6.75%      3/1/2024     Ba3    2,000   1,552,500
               Indiana Cnty PA Hosp Auth Rev Ser A                                7.125%      7/1/2023      A3    1,500   1,554,375
               Jackson OH Hosp Fac Rev Cons Hlth Sys Jackson Hosp (3)             6.125%     10/1/2023      AA      680     722,500
               Kentucky Econ Dev Fin Auth Norton Healthcare Inc
               Ser A (12)                                                    Zero Coupon     10/1/2025     AAA   10,000   2,562,500
               Kentucky Econ Dev Fin Auth Norton Healthcare Inc
               Ser A                                                              6.625%     10/1/2028   A-**     1,750   1,802,500
               Lauderdale Cnty & Florence AL Health Care Auth Rev
               Coffee Health Group Ser A (12)                                      6.00%      7/1/2029    AAA     1,000   1,075,000
               Lubbock TX Health Fac Dev Corp Rev Sears Plains Proj (10)           5.70%     1/20/2041     AAA    2,500   2,512,500
               Maryland St Hlth & Higher Ed Fac Auth Rev Catholic
               Hlth Initiatives Ser A                                              6.00%     12/1/2024     AA-      100     105,000
               Maryland St Hlth & Higher Ed Fac Auth Rev Kaiser
               Permanente Ser A                                                   5.375%      7/1/2015       A    3,515   3,550,150
               Maryland St Hlth & Higher Ed Fac Auth Rev North
               Arundel Hosp                                                        6.50%      7/1/2026    BBB+    1,000   1,031,250
               Maryland St Hlth & Higher Ed Fac Auth Rev Univ
               Maryland Medical System                                             6.75%      7/1/2030    Baa1    1,950   2,069,437
               Massachusetts St Hlth & Ed Fac Auth Rev New England
               Med Ctr Ser F (6)                                                  6.625%      7/1/2025     AAA    1,250   1,304,688
               McKean Cnty PA Hosp Auth Rev Bradford Hosp Proj (1)                 6.00%     10/1/2013       A    3,250   3,355,625
               Mesa AZ Ind Dev Auth Discovery Health Sys Ser A (12)                5.75%      1/1/2025     AAA      750     788,437
               Minneapolis & St. Paul MN Hsg & Redev Auth Hlth Care
               Sys Group Hlth Plan Proj                                            6.90%    10/15/2022    BBB+      700     707,000
               Mississippi Hosp Equip & Fac Forrest Cnty Auth Rev
               Gen Hosp Proj (9)                                                   5.50%      1/1/2027     Aaa      500     504,375
               Mississippi Hosp Equip & Fac Forrest Cnty Auth Rev
               Gen Hosp Proj (9)                                                   6.00%      1/1/2030     Aaa      615     657,281
               Montgomery AL Med Clinic Bd Hlth Care Fac Rev                       7.00%      3/1/2015    Baa1    1,305   1,315,166
               New Jersey Econ Dev Auth Rev 1st Mtg Cadbury
               Corp Ser A (1)                                                      5.50%      7/1/2028       A      300     283,875
               New Jersey Econ Dev Auth Rev United Methodist Homes                5.125%      7/1/2018    BBB-    1,000     778,750
               New Jersey Hlth Care Fac Fin Auth Rev Hackensack
               Univ Med Ctr                                                        6.00%      1/1/2034      A3      110     113,300
               New Jersey Hlth Care Fac Fin Auth Rev Robert Wood
               Johnson Univ Hosp                                                   5.75%      7/1/2031      A+      700     723,625
               New Jersey Hlth Care Fac Fin Auth Rev Society of the
               Valley Hosp Ser C (12)                                             6.625%      7/1/2010     AAA      250     252,020
               New York St Dorm Auth Rev Mount Sinai Hlth Ser A                    6.50%      7/1/2025    BBB+    2,000   2,117,500
               New York St Dorm Auth Rev Mount Sinai Hlth Ser A                    6.60%      7/1/2026    BBB+    1,500   1,554,375
               North Carolina Med Care Commn Hosp Rev Pitt Cnty
               Mem Hosp Ser A (12)                                                 4.75%     12/1/2028     AAA   10,000   9,137,500
               North Carolina Med Care Commn Rev NC Hsg Fndtn Inc (1)              6.45%     8/15/2020       A      150     155,625
               North Carolina Med Care Commn Wakemed Proj (2)                      5.00%     10/1/2027     AAA    2,000   1,912,500
               Olathe KS Health Care Fac Rev Med Ctr Proj Ser A (2)                5.50%      9/1/2025     AAA    1,000   1,028,750
               Plymouth MN Hlth Fac Rev West Hlth Proj Ser A (9)                  6.125%      6/1/2024     AAA    2,990   3,169,400
               Rhode Island St Hlth & Ed Bldg Corp Rev Hlth Fac
               Tockwotton Home                                                     6.25%     8/15/2022    BBB*      650     588,250
               Rhode Island St Hlth & Ed Bldg Corp Rev
               Roger Williams Rlty (7)                                             6.50%      8/1/2029     AAA    3,190   3,433,238

               See Notes to Financial Statements

                                       3



               Schedule of Investments (unaudited)(continued)
               NATIONAL TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
               Rochester MN Hlth Care Fac Rev Ser H RIBs+                         8.169%    11/15/2015     AA+  $10,000$ 10,787,500
               Saginaw MI Hosp Fin Auth Covenant Med Ctr Ser F                     6.50%      7/1/2030       A    1,000   1,037,500
               South Carolina Jobs Econ Dev Auth Hosp Fac Rev
               Hlth Alliance Ser A                                                7.375%    12/15/2021     BBB    2,000   2,027,500
               St. Cloud MN Health Care Rev Hosp Oblig Group Ser A (9)             6.25%      5/1/2018     Aaa    3,320   3,722,550
               Wisconsin St Hlth & Ed Fac Auth Rev Hess Mem Hosp Assn (1)         7.875%     11/1/2022       A    3,275   3,606,594
               Wisconsin St Hlth & Ed Fac Auth Rev Wheaton Franciscan
               Svc (12)                                                            6.50%     8/15/2011     AAA      315     324,075
               Yuma AZ Ind Dev Auth Hosp Rev Yuma Regional Med Ctr (9)             5.00%      8/1/2024     AAA    1,250   1,221,875
               Yuma AZ Ind Dev Auth Hosp Rev Yuma Regional Med Ctr (9)             5.00%      8/1/2031     AAA    1,000     965,000
                                                                                                                        -----------
               Total                                                                                                     92,684,842
-----------------------------------------------------------------------------------------------------------------------------------
Housing        Arlington Cnty VA Ind Dev Auth Multi Fam Rev
9.51%          Hsg Mtg Sr Lien                                                     6.30%      7/1/2016       A      500     528,750
               Arlington Cnty VA Ind Dev Auth Multi Fam Rev
               Hsg Mtg Sr Lien                                                     8.00%      7/1/2015     BB*      890     905,575
               Bexar Cnty TX Hsg Fin Corp Rev Ser A AMT# (10)                      8.20%      4/1/2022     AAA      480     484,238
               Colorado Hsg Fin Auth Multi Fam Hsg Ser A AMT#                      6.80%     10/1/2037     AA+    2,360   2,519,300
               Georgia St Hsg & Fin Auth Rev Sing Fam Mtg
               Ser A Sub A-2 AMT# (7)                                              6.45%     12/1/2027     AAA      200     209,000
               Georgia St Hsg & Fin Auth Rev Sing Fam Mtg
               Ser B Sub B-2 AMT# (7)                                              6.55%     12/1/2027     AAA    1,840   1,922,800
               Georgia St Hsg & Fin Auth Rev Sing Fam Mtg
               Sub Ser A-2 AMT# (7)                                                6.40%     12/1/2015     AAA    1,250   1,317,188
               Idaho Hsg Agy Sing Fam Mtg Ser F AMT# (7)                           7.45%      7/1/2015     Aaa      720     761,400
               Illinois Hsg Dev Auth Multi Fam Hsg Lawndale AMT# (7)               6.80%     12/1/2016     AAA    1,000   1,080,000
               Illinois Hsg Dev Auth Multi Fam Hsg Lawndale AMT# (7)               7.10%     12/1/2034     AAA    1,500   1,629,375
               Indiana St Hsg Fin Auth Sing Fam Mtg Rev
               Ser B-3 AMT# (8)                                                    5.55%      1/1/2025     Aaa    4,410   4,459,613
               Maine St Hsg Auth Mtg Purp Ser A-2 AMT#                             6.75%    11/15/2035      AA      130     136,663
               Manchester NH Hsg & Redev Auth Rev Ser B (1)                  Zero Coupon      1/1/2019       A    2,570     774,213
               Manchester NH Hsg & Redev Auth Rev Ser B (1)                  Zero Coupon      1/1/2022       A    5,140   1,246,450
               Manchester NH Hsg & Redev Auth Rev Ser B (1)                  Zero Coupon      1/1/2023       A    5,090   1,151,613
               Manchester NH Hsg & Redev Auth Rev Ser B (1)                  Zero Coupon      1/1/2026       A    5,140     944,475
               Manchester NH Hsg & Redev Auth Rev Ser B (1)                  Zero Coupon      1/1/2029       A    3,140     459,225
               Maryland St Cmnty Dev Admin Dept Hsg & Cmnty Dev
               Sing Fam Ser 7 AMT#                                                 7.30%      4/1/2025     Aa2      260     265,525
               Massachusetts St Hsg Fin Agy Hsg Rev Rental Mtg
               Ser A AMT# (2)                                                      7.35%      1/1/2035     AAA    1,410   1,515,750
               Massachusetts St Hsg Fin Agy Hsg Rev Sing Fam
               Ser 29 AMT#                                                         6.75%      6/1/2026     Aa3    1,365   1,431,544
               Minneapolis St. Paul MN Hsg Fin Bd Rev Sing Fam
               Mtg Ser AB AMT# (11)                                                6.25%     11/1/2030     AAA      750     803,438
               Minnesota St Hsg Fin Agy Sing Fam Mtg Ser G-1 AMT#                  5.60%      7/1/2022     AA+      590     601,800
               Missouri St Hsg Dev Cmnty Mtg Rev Sing Fam
               Homeowner Ln Ser B-1 AMT# (11)                                      6.25%      3/1/2031     AAA    1,000   1,038,750
               Missouri St Hsg Dev Cmnty Mtg Rev Sing Fam
               Ser E-1 AMT# (11)                                             Zero Coupon      3/1/2029     AAA    2,420     499,125
               Montana St Bd Hsg Sing Fam Mtg Ser A-1 (7)                          6.05%     12/1/2037     AA+    4,445   4,611,688
               New Orleans LA Fin Auth Sing Fam Mtg Rev
               Ser B-2 AMT# (8)                                                    6.00%     12/1/2018     Aaa      610     640,500
               North Carolina Hsg Fin Agy Sing Fam Rev Ser BB AMT#                 6.25%      3/1/2012      AA    1,155   1,218,525
               Oklahoma Hsg Fin Agy Sing Fam Rev Mtg Homeowner
               Ser B-1                                                       Zero Coupon      3/1/2029     Aaa    4,910     994,275
               Oklahoma Hsg Fin Agy Sing Fam Rev Mtg Homeowner
               Ser D-2 AMT# (11)                                             Zero Coupon      9/1/2030     Aaa    4,415     717,438

               See Notes to Financial Statements

                                       4



               Schedule of Investments (unaudited)(continued)
               NATIONAL TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
               Oklahoma Hsg Fin Agy Sing Fam Rev Mtg Ser B-1                       5.30%      9/1/2026     Aaa   $  750 $   765,938
               Oklahoma Hsg Fin Agy Sing Fam Rev Mtg
               Ser B-2 AMT#                                                  Zero Coupon      9/1/2030     Aaa    9,900   1,831,500
               Oklahoma Hsg Fin Agy Sing Fam Rev Mtg
               Ser B-2 AMT# (11)                                                   5.40%      3/1/2025     Aaa    1,875   1,893,750
               Oklahoma Hsg Fin Agy Sing Fam Rev Ser D-1 (11)                Zero Coupon      3/1/2029     Aaa    6,000   1,245,000
               Prince Georges Cnty MD Hsg Sing Family Ser A AMT#                   6.15%      8/1/2019     AAA      300     312,000
               South Dakota Hsg Dev Auth Home Ownership Mtg Ser A                 5.125%      5/1/2027     AAA    3,395   3,322,856
               Tennessee Hsg Dev Agy Mtg Fin Ser A                                 5.95%      7/1/2028      AA    1,280   1,308,800
               Tennessee Hsg Dev Agy Mtg Fin Ser A AMT#                           7.125%      7/1/2026      AA      505     523,938
               Utah St Hsg Fin Agy Sing Family Mtg Ser A-2 AMT# (7)                7.75%      1/1/2023     AAA       30      30,525
               Virginia St Hsg Dev Auth Comwlth Mtg Rites PA 673 RIBs+           10.393%      1/1/2022     AA*    3,800   4,039,172
               Virginia St Hsg Dev Auth Comwlth Mtg Ser A                          7.10%      1/1/2022     AA+    1,455   1,500,789
               Washington St Hsg Fin Cmnty Sing Fam Prog
               Ser 2-A AMT# (11)                                                   6.30%     12/1/2027     Aaa      830     865,270
               Wyoming Cmnty Dev Auth Hsg Rev Ser 2 AMT#                           6.35%      6/1/2029      AA      685     714,969
               Wyoming Cmnty Dev Auth Hsg Rev Ser 5                                5.90%      6/1/2017      AA      500     540,000
                                                                                                                        -----------
               Total                                                                                                     53,762,743
-----------------------------------------------------------------------------------------------------------------------------------
Industrial     California Statewide Cmnty Dev Auth Lease Rev United
2.75%          Airlines Ser A AMT#                                                 5.70%     10/1/2033    Baa3    1,000     917,500
               Chicago IL O'Hare Intl Arpt Spl Fac Rev
               United Airlines Proj Ser C                                          6.30%      5/1/2016    Baa2    4,000   4,035,000
               Connecticut St Dev Auth Solid Waste Disp Fac Rev
               Pfizer Inc Proj AMT#                                                7.00%      7/1/2025     AAA    2,500   2,750,000
               Effingham Cnty GA Dev Auth Fort James Proj AMT#                    5.625%      7/1/2018    BBB-    1,000     936,250
               Texas City TX Ind Dev Corp Marine Term Rev Arco Pipe Line          7.375%     10/1/2020     AA+      650     814,125
               Tulsa OK Muni Arpt Term Rev American Airlines Proj                  6.25%      6/1/2020    BBB-    4,500   4,539,375
               Tulsa OK Muni Arpt Term Rev Ser B AMT#                              6.00%      6/1/2035    BBB-    1,500   1,541,250
                                                                                                                        -----------
               Total                                                                                                     15,533,500
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous  Bemidji MN Lease Rev MN St Bureau Criminal Appreh (12)              5.75%     12/1/2018     Aaa      555     587,606
10.36%         Bemidji MN Lease Rev MN St Bureau Criminal Appreh (12)              5.75%     12/1/2019     Aaa      315     332,325
               Bessemer AL Sch Warrants                                            5.60%      2/1/2030     Aaa    2,000   2,070,000
               Boise City ID Urban Renewal Lease Rev Urban Renewal
               ADA Cnty Courts (2)                                                 6.25%     8/15/2019     AAA    7,385   8,308,125
               Bourbon Cnty KY Sch Dist Fin Corp Sch Bldg Rev                      5.45%      3/1/2016     Aa3      255     267,750
               Bourbon Cnty KY Sch Dist Fin Corp Sch Bldg Rev                      5.45%      3/1/2017     Aa3      400     417,500
               Bourbon Cnty KY Sch Dist Fin Corp Sch Bldg Rev                      5.50%      3/1/2018     Aa3      350     366,188
               Bourbon Cnty KY Sch Dist Fin Corp Sch Bldg Rev                      5.50%      3/1/2020     Aa3      485     503,794
               Connecticut St Higher Ed Supplemental Ln Auth Rev
               Ser A AMT#                                                         7.375%    11/15/2005      A1       60      60,168
               Delaware St Econ Dev Auth Rev DE Tech Pk Univ DE Proj               6.00%      2/1/2021     AAA    1,000   1,090,000
               Delaware Valley PA Regl Fin Auth Loc Govt Rev Ser C (2)             7.75%      7/1/2027     AAA    1,000   1,362,500
               Fayette Cnty GA Pub Fac Auth Rev Criminal Justice
               Center Proj                                                         6.00%      6/1/2030     Aa2    3,500   3,806,250
               George L Smith II GA World Congress Ctr Auth Rev
               Domed Stadium Proj AMT# (12)                                        5.75%      7/1/2015     AAA    1,500   1,616,250
               Henrico Cnty VA Econ Dev Auth Pub Fac Lease Rev Jail Proj          6.125%     11/1/2019      AA    1,000   1,111,250
               Indiana Bd Bk Rev St Revolving Fund Prog Ser A                      6.75%      2/1/2017     AAA      500     546,250
               Jefferson Cnty AL Sch Warrants (9)                                  5.50%     2/15/2020     AAA    1,000   1,035,000
               Kansas City MO Muni Assistance Leasehold Bartle (12)                5.00%     4/15/2020     AAA      850     844,688
               Miami-Dade Cnty FL Spl Oblig Sub Ser A (12)                   Zero Coupon     10/1/2024     AAA    3,650   1,003,750
               Miami-Dade Cnty FL Spl Oblig Sub Ser B (12)                   Zero Coupon     10/1/2033     AAA    7,700   1,251,250


               See Notes to Financial Statements

                                       5



               Schedule of Investments (unaudited)(continued)
               NATIONAL TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
               New Hanover Cnty NC Ctfs Partn New Hanover
               Cnty Proj (2)                                                       5.00%     12/1/2020     AAA  $ 2,000 $ 1,992,500
               Niagara Falls NY City Sch Dist Ctfs Partn High Sch Fac (12)        5.375%     6/15/2028     AAA    2,000   2,030,000
               Pennsylvania St Higher Ed Assistance Agy Student Ln Rev
               RIBs AMT+#                                                         8.386%      3/1/2022     AAA    4,500   4,995,000
               Pennsylvania St Higher Ed Assistance Agy Student Ln Rev
               RIBs AMT+#                                                         9.682%      9/1/2026     AAA    2,000   2,300,720
               Pittsburg CA Redev Agy Los Medanos Cmnty Dev Proj (2)         Zero Coupon      8/1/2028     AAA    2,385     566,438
               Portland OR Urban Renewal & Redev Downtown
               Waterfront Ser A (2)                                                5.50%     6/15/2020     Aaa      850     880,813
               Portland OR Urban Renewal & Redev Downtown
               Waterfront Ser A (2)                                                5.75%     6/15/2019     Aaa    1,500   1,601,250
               Providence RI Redev Agy Rev Pub Safety & Muni
               Bldg Ser A (2)                                                      5.75%      4/1/2029     Aaa      415     436,788
               Rhode Island St Eco Dev Providence Place Mall (3)                  6.125%      7/1/2020      AA      550     585,750
               St. Louis MO Ind Dev Auth Leasehold Rev Convention
               Ctr Hotel (2)                                                 Zero Coupon     7/15/2020     AAA    2,050     750,810
               St. Louis MO Ind Dev Auth Rev Kiel Ctr Multi Purp
               Arena AMT#                                                         7.875%     12/1/2024     BB*    3,500   3,661,875
               Texas St Higher Ed Coord Bd College Student Ln Rev AMT#             7.70%     10/1/2025       A     160      164,240
               Tobacco Settlement Rev Mgmt Auth SC Ser B                          6.375%     5/15/2028      A1    6,500   6,459,375
               Village Ctr Cmnty Dev Dist FL Rec Rev Ser A (12)                    5.20%     11/1/2025     AAA    1,000     996,250
               Virginia St Pub Bldg Auth Pub Facs Rev Ser A                        5.75%      8/1/2020     AA+      600     639,750
               West Virginia St Bldg Comnty Lease Rev WV Regl Jail Ser A (2)      5.375%      7/1/2018     AAA      170     178,075
               Wyoming Bldg Corp Rev (2)                                           6.00%     10/1/2019     AAA    1,425   1,551,469
               Wyoming Bldg Corp Rev (2)                                           6.00%     10/1/2021     AAA    2,000   2,165,000
                                                                                                                        -----------
               Total                                                                                                     58,536,747
-----------------------------------------------------------------------------------------------------------------------------------
Pollution      Jacksonville FLSwr & SolidWaste Disp Fac Rev
0.09%          Anheuser-Busch Proj AMT#                                            5.65%      2/1/2036      A+      500     513,750
-----------------------------------------------------------------------------------------------------------------------------------
Power          Bardstown KY Combined Util Rev (12)                                 5.00%     12/1/2020     Aaa    1,670   1,653,300
11.87%         Clark Cnty NV Ind Dev Rev Ser 349 RIBs+                            6.367%     10/1/2030      A*   12,500  11,453,125
               Clark Cnty NV Ind Dev Rev Ser C AMT# (2)                            5.95%     12/1/2038     AAA    3,320   3,498,450
               Coconino Cnty AZ Poll Ctrl Cor Rev Nev Pwr Co Ser B AMT#            5.80%     11/1/2032     BBB    2,000   1,765,000
               Gainesville FL Util Sys Rev Ser A                                   5.20%     10/1/2022      AA      200     201,250
               Grant Cnty WA Pub Util Dist #2 Priest Rapids Hydro 2nd
               Ser B AMT# (12)                                                    5.375%      1/1/2018     AAA      300     305,625
               Hamilton OH Elec Sys Mtg Rev Ser B (6)                              6.30%    10/15/2025     AAA    7,555   7,876,088
               Hawaii St Dept Bdg & Fin Spl Purp Mtg Rev HI Elec
               Co Ser A AMT# (12)                                                  6.60%      1/1/2025     AAA      135     144,281
               Hawaii St Dept Bdg & Fin Spl Purp Rev Reg Linked Savrs
               RIBs AMT+#                                                         4.759%    12/15/2023     AAA    4,000   3,685,000
               Lawerenceburg TN Pub Bldg Auth Elec Sys
               Pub Works Ser C (9)                                                 5.00%      7/1/2021     AAA      250     245,313
               Long Island Pwr Auth NY Elec Rites PA 686 RIBs+                    6.535%     12/1/2029    AAA*    5,500   5,678,750
               Milwaukee WI Loc Dist Heating Fac Rev WI Elec Pwr Co
               Proj AMT#                                                           6.85%     10/1/2021     AA-    4,100   4,233,250
               Missouri St Envr Impt & Enrg Res Auth Wtr Poll Ctrl
               Revolving Fd Prog Ser B                                             7.20%      7/1/2016     Aaa    3,250   3,611,563
               North Carolina Muni Pwr Agy No. 1 Catawba Elec Rev (1)              5.00%      1/1/2015       A    5,350   5,015,625
               Northern Muni Pwr Agy MN Elec Sys Rev Ser B (2)                     5.50%      1/1/2018     AAA    1,800   1,851,750
               Oak Ridge TN Util Dist Gas Sys Rev (2)                              5.50%      4/1/2025     Aaa      685     700,413
               Piedmont Muni Pwr Agy SC Elec Rev Ser A (12)                        4.75%      1/1/2025     AAA   11,110  10,373,962
               Pueblo Cnty CO Poll Ctrl Pub Svc of CO Proj (2)                     5.10%      1/1/2019     AAA    3,225   3,241,125


               See Notes to Financial Statements

                                       6



               Schedule of Investments (unaudited)(continued)
               NATIONAL TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
               Western Generation Agy OR Rev Wauna Cogeneration
               Ser B AMT#                                                          7.40%      1/1/2016    BBB*  $ 1,500 $ 1,575,000
                                                                                                                        -----------
               Total                                                                                                     67,108,870
-----------------------------------------------------------------------------------------------------------------------------------
Prerefunded    Amarillo TX Hlth Fac Corp Reg RIBs+ (9)                            9.413%      1/3/2022     AAA    4,050   4,411,260
6.50%          Chattanooga Hamilton Cnty TN Hosp Auth Rev
               Ser B RIBs+ (9)                                                    9.981%     5/25/2021     AAA    3,500   3,659,040
               Clermont Cnty OH Hosp Fac Rev Mercey Hlth Ser A (2)                 7.50%      9/1/2019     AAA      275     279,969
               Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs
               Ser 86-A (12)                                                 Zero Coupon      8/1/2015     AAA    1,000     448,750
               Cumberland Cnty NC Ctfs Partn Civic Ctr Proj Ser A (2)              6.40%     12/1/2019     AAA    2,800   3,129,000
               District of Columbia Rev RIBs+                                     9.088%     4/25/2022     AAA    7,750   8,559,720
               Glendale AZ Dev Auth Ed Fac Rev Amer Graduate
               Sch Intl (5)                                                       7.125%      7/1/2020     AAA    1,000   1,143,750
               Indiana St Ed Fac Auth Rev                                          6.65%      3/1/2019    AAA*      860     948,150
               Iowa Fin Auth Rev Ser V                                             5.25%     8/15/2021     AA-      235     236,175
               Kansas City MO Arpt Rev Gen Impt Ser B (9)                         6.875%      9/1/2014     AAA    2,550   2,843,250
               Lauderdale Cnty & Florence AL Health Care Auth Rev (12)             5.75%      7/1/2019     AAA    2,000   2,217,500
               New York St Med Care Fac Fin Agy Rev                               8.875%     8/15/2007     AA-      100     101,365
               Ohio St                                                             6.20%      8/1/2013     AA+      750     840,000
               Puerto Rico Elec Pwr Auth Pwr Rev RIBs+ (9)                        8.253%      7/1/2023     AAA    2,500   2,753,125
               Uintah Cnty UT Poll Ctrl Rev Natl Rural Util Deseret Ser 84F 2     10.50%     6/15/2014     Aaa    1,000   1,014,210
               University NM Tech Dev Corp Lease Rev Univ Ctr
               Res Ser A (12)                                                      6.55%     8/15/2025     AAA    1,410   1,568,625
               Weber Cnty UT Muni Bldg Auth Lease Rev (3)                          7.50%    12/15/2019     AAA    2,250   2,595,938
                                                                                                                        -----------
               Total                                                                                                     36,749,827
-----------------------------------------------------------------------------------------------------------------------------------
Solid Waste    Butler AL Ind Dev Bd Solid Waste Disp Rev James
0.54%           River Proj AMT#                                                     8.00%      9/1/2028    BBB     1,50   1,606,875
               Cobb Cnty GA Solid Waste Mgmt Auth Rev AMT#                         6.40%      1/1/2015     AAA      900     965,250
               Moraine OH Solid Waste Disp General Motors
               Corp Proj AMT#                                                      5.65%      7/1/2024       A     450      475,313
                                                                                                                        -----------
               Total                                                                                                      3,047,438
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Albuquerque NM Arpt Rev Ser A AMT# (2)                              6.60%      7/1/2016     AAA    2,650   2,776,458
9.51%          Atlanta GA Arpt Rev Ser A (6)                                       5.60%      1/1/2030     AAA    3,000   3,123,750
               Billings MT Arpt Rev AMT# (12)                                      6.10%      7/1/2016     AAA      190     209,713
               Billings MT Arpt Rev AMT# (12)                                      6.20%      7/1/2020     AAA    2,775   3,035,156
               Connecticut St Arpt Rev Bradley Intl Arpt Ser A AMT#               5.125%     10/1/2026     AAA    3,665   3,600,863
               Delaware Transn Auth Transn Sys Rev Sr                              6.00%      7/1/2020      AA    6,215   6,743,275
               Denver CO City & Cnty Arpt Rev Ser A AMT# (2)                      5.625%    11/15/2023     AAA    2,995   3,088,594
               E-470 Pub Hwy Auth CO Rev Cap Apprec Ser B (12)               Zero Coupon      9/1/2031     AAA   15,000   2,906,250
               Maryland St Ctfs Partn Aviation Admin Fac AMT#                      5.00%      5/1/2022      AA    4,000   3,870,000
               Maryland St Ctfs Partn Aviation Admin Fac AMT#                      5.00%      5/1/2026      AA    1,000     967,500
               Massachusetts St Port Auth PFC Ser A (9)                           5.125%      7/1/2017     AAA      225     228,375
               Massachusetts St Tpk Auth Met Hwy Sys Rev
               Rites - PA 820 RIBs+                                               5.858%      1/1/2037    AAA*   10,000   8,825,000
               Minneapolis & St. Paul MN Met Arpt Cmnty Arpt
               Rev Ser A (2)                                                       5.00%      1/1/2030     AAA    1,000     968,750
               New Jersey St Transn Tr Fd Auth Transn Sys Ser A                    6.00%     6/15/2019      AA    2,550   2,798,625
               Port Kalama WA Rev Ser B AMT#                                      5.625%     12/1/2015    Baa1    1,025   1,028,844
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B              6.00%      7/1/2026       A    1,500   1,573,125
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev
               Ser PMD-9 RIBs+ (9)                                                 8.28%      7/1/2026     AAA      500     559,375
               Raleigh Durham NC Arpt Auth Arpt Rev Ser A                          5.00%     11/1/2022     Aaa    1,000     985,000


               See Notes to Financial Statements

                                       7



               Schedule of Investments (unaudited)(continued)
               NATIONAL TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
               Rhode Island St Econ Corp Arpt Rev Ser B (6)                        6.00%      7/1/2020     AAA  $ 1,210 $ 1,311,337
               Rhode Island St Econ Corp Arpt Rev Ser B (6)                        6.00%      7/1/2028     AAA    1,200   1,290,000
               San Francisco CA City & Cnty Arpt Commn Intl Arpt Rev
               Spl Fac Lease SFO Fuel Ser A AMT# (9)                              6.125%      1/1/2027     AAA      500     546,250
               Santa Rosa Bay FL Bdg Auth Rev                                      6.25%      7/1/2028     BB+    2,040   1,833,450
               Santa Rosa Bay FL Bdg Auth Rev (1)                                  6.25%      7/1/2028       A    1,425   1,465,969
                                                                                                                        -----------
               Total                                                                                                     53,735,659
-----------------------------------------------------------------------------------------------------------------------------------
Water/Sewer    Baltimore MD Rev Water Proj Ser A (9)                               6.00%      7/1/2018     AAA      285     314,925
8.02%          Baltimore MD Rev Water Proj Ser A (9)                               6.00%      7/1/2020     AAA      275     301,469
               Brighton Township MI San Swr Drainage Dist (9)                      5.25%     10/1/2018     AAA    1,615   1,641,244
               Broad River NC Wtr Auth (12)                                       5.375%      6/1/2026     Aaa      500     510,625
               East Bay CA Muni Util Dist Wtr Rev RIBs+                           5.938%      6/1/2038    AAA*    5,000   4,787,500
               Fulton Cnty GA Wtr & Swr Rev (6)                                    4.75%      1/1/2028     AAA    2,550   2,387,438
               Grand Forks ND Wtr Rev Ser D (12)                                  5.375%      9/1/2020     Aaa    1,650   1,683,000
               Hallsdale Powell Util Dist Knox Cnty TN Wtr &
               Swr Rev (2)                                                         5.00%      4/1/2019     AAA      400     397,000
               Henry Cnty GA Wtr & Swr Auth Rev (6)                               5.625%      2/1/2025     AAA      125     130,156
               Henry Cnty GA Wtr & Swr Auth Rev (6)                               5.625%      2/1/2030     AAA      900     945,000
               Houston TX Wtr & Swr Sys Rev Ser D (12)                            6.125%     12/1/2029     AAA    1,400   1,449,000
               Iowa City IA Swr Rev (9)                                           5.375%      7/1/2020     Aaa    1,220   1,245,925
               Iowa Fin Auth Rev IA St Revolving Fd Comb Ser                       6.25%      5/1/2024      A+    3,400   3,565,750
               Kansas St Dev Fin Auth Rev Pub Wtr Supply
               Revolving Ln-2                                                      4.75%      4/1/2018      A2    1,480   1,420,800
               Los Angeles CA Dept Wtr & Pwr Wtrwks Rev (6)                        4.25%    10/15/2030     AAA    4,000   3,410,000
               Los Angeles CA Dept Wtr & Pwr Wtrwks Rev Ser A (6)                 5.125%      7/1/2041     AAA    4,155   4,092,675
               Louisville & Jefferson Cnty KY Met Swr &
               Drain Sys Ser A (6)                                                 5.00%     5/15/2030     AAA      500     484,375
               Midlothian TX Wtr Dist (9)                                    Zero Coupon      9/1/2022     AAA    2,000     625,000
               New York NY City Muni Wtr Fin Auth Wtr & Swr Sys
               Rev Ser A                                                           5.50%     6/15/2023      AA    1,500   1,526,250
               Oregon St Bd Bk Rev OR Econ Cmnty Dev Dept Ser A (12)               5.50%      1/1/2017     AAA      570     594,938
               Paragould AR Wtr Swr & Elec Rev (2)                                 5.65%     12/1/2025     AAA      915     956,175
               Phoenix AZ Civic Impt Corp (6)                                      6.00%      7/1/2024     AAA    2,400   2,625,000
               Pueblo West Met Dist CO Wtr & Wstwtr Rev (12)                       5.25%    12/15/2025     Aaa    2,490   2,496,225
               Scottsdale AZ Wtr & Swr Rev Proj of 1989 Ser E                      4.50%      7/1/2020     Aa1      140     130,025
               South Placer CA Wstwtr Auth Rev Ser A (6)                           5.25%     11/1/2027     AAA    3,500   3,556,875
               Upper Occoquan Swr Auth VA Reg Swr Rev Ser A (12)                   4.75%      7/1/2029     AAA    1,000     935,000
               West Virginia Wtr Dev Auth Infrastructure Rev Ser A (9)            5.625%     10/1/2026     AAA    1,555   1,613,312
               White Hsg Util Dist TN Robertson & Sumner Cntys
               Wtr & Swr Rev (9)                                                   6.00%      1/1/2026     Aaa    1,090   1,167,660
               York Cnty VA Swr Rev                                               5.875%      6/1/2024     Aa3      330     353,100
                                                                                                                        -----------
               Total                                                                                                     45,346,442
-----------------------------------------------------------------------------------------------------------------------------------
               Total Municipal Bonds 99.02% (Cost $538,317,544)                                                        $559,650,580
-----------------------------------------------------------------------------------------------------------------------------------


               See Notes to Financial Statements

                                       8



               Schedule of Investments (unaudited)
               CALIFORNIA TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Education      Abag Fin Auth For Nonprofit Corp CA Rev Ser A CA
15.60%         Sch of Sacred Heart                                                 6.45%      6/1/2030    Baa3  $ 1,000 $ 1,072,500
               California Cmnty College Fin Auth Lease Rev Ser A (12)             4.625%      9/1/2023     AAA    1,850   1,734,375
               California Ed Fac Auth Rev Fresno Pacific Univ Ser A                6.75%      3/1/2019    Baa3    1,250   1,362,500
               California Ed Fac Auth Rev Institute of Technology                  4.50%     10/1/2027     AAA   10,000   9,050,000
               California Ed Fac Auth Rev Pepperdine Univ                          5.75%     9/15/2030      A1    2,000   2,130,000
               California Ed Fac Auth Rev Pooled College & Univ Proj Ser B         6.30%      4/1/2021    Baa2    1,000   1,056,250
               California Ed Fac Auth Rev Pooled College & Univ Proj Ser C         6.50%      6/1/2020    Baa3    3,000   3,198,750
               California Ed Fac Auth Rev Res Ctfs Ser 113 RIBs+                  6.845%     12/1/2027     AAA    2,525   2,566,031
               California Ed Fac Auth Rev Univ of San Diego (2)                    5.00%     10/1/2028     Aaa    2,000   1,970,000
               California Ed Fac Auth Rev Univ of San Francisco (12)               6.00%     10/1/2016     AAA       75      82,969
               California Ed Fac Auth Rev Univ of San Francisco (12)               6.00%     10/1/2026     AAA    2,565   2,799,056
               California St Univ Rev & College Hsg Sys (6)                        5.90%     11/1/2021     AAA    1,045   1,123,375
               California Statewide Cmntys Dev Auth Auxiliary Fndtn
               CA St Univ (12)                                                     5.20%      6/1/2024     AAA      650     655,688
               Los Angeles CA Cmnty Colleg Ser A (9)                               6.00%     8/15/2020     AAA    1,455   1,522,294
               Santa Ana CA Univ Sch Dist Ctfs Partn Fin Proj (9)            Zero Coupon      4/1/2019     AAA    2,295     915,131
               University CA Rev Ref Multiple Purp Proj Ser E (12)                5.125%      9/1/2020     AAA      300     302,625
                                                                                                                        -----------
               Total                                                                                                     31,541,544
-----------------------------------------------------------------------------------------------------------------------------------
Finance        Inglewood CA Pub Fin Auth Rev Ser A                                 5.25%      8/1/2021     AAA      600     613,500
2.68%          Orange Cnty CA Recovery Ctfs Partn Residual Ctfs
               Ser 128 RIBs+ (12)                                                 8.195%      7/1/2019    AAA*    2,500   2,909,375
               Orange Cnty CA Recovery Ctfs Partn Ser A (12)                       6.00%      7/1/2026     AAA      750     815,625
               Puerto Rico Comwlth Infrastructure Fin Auth Ser A                   5.50%     10/1/2040     AAA    1,030   1,080,213
                                                                                                                        -----------
               Total                                                                                                      5,418,713
-----------------------------------------------------------------------------------------------------------------------------------
General        Cabrillo CA Cmnty College Cap Apprec Ser B (6)                Zero Coupon      8/1/2022     AAA    3,235   1,063,506
Obligation     California St                                                       4.50%     10/1/2018     AA-    1,000     945,000
13.28%         California St (2)                                                   4.75%      4/1/2029     AAA    2,500   2,340,625
               California St (12)                                                  5.00%      8/1/2029     AAA    1,695   1,669,575
               California St Veterans Ser B AMT#                                   5.70%     12/1/2032     AA-    1,000   1,020,000
               Capistrano CA Univ Sch Dist Sch Fac Impt Dist #1 Ser A (6)          6.00%      8/1/2024     AAA    2,500   2,762,500
               El Monte CA City Sch Dist Ser A (9)                                 6.25%      5/1/2025     AAA    1,230   1,388,363
               Fremont CA Unified High Sch Dist Santa Clara Cnty Ser B (6)         5.25%      9/1/2025    AAA*    3,345   3,395,175
               Hacienda La Puente CA Univ Sch Dist CA Ser A (12)                   5.25%      8/1/2025     AAA      450     457,312
               Lemoore CA Union High Sch Ctfs Partn Fin Proj (2)                  5.125%      5/1/2021     AAA    1,000   1,008,750
               Monrovia CA Unified Sch Dist Cap Apprec Ser B (6)             Zero Coupon      8/1/2032     AAA    5,250     997,500
               Mount Pleasant CA Elem Sch Dist 1998 Election Ser C (9)             5.50%      3/1/2026     AAA      715     745,388
               Pittsburg CA Unified Sch Dist Ser E (9)                             6.00%      8/1/2024     AAA    1,380   1,500,750
               Placer CA Union High Sch Dist Cap Apprec Ser A (6)            Zero Coupon      8/1/2020     AAA    2,000     740,000
               Pomona CA Univ Sch Dist Ser A (12)                                  6.55%      8/1/2029     AAA    1,000   1,231,250
               San Juan CA Unified Sch Dist Cap Apprec (6)                   Zero Coupon      8/1/2023     AAA    1,000     310,000
               Santa Cruz CA City Elem Sch Dist Ser B (6)                          6.00%      8/1/2029     AAA    2,500   2,753,125
               Wiseburn CA Sch Dist Cap Apprec Ser A                         Zero Coupon      8/1/2023     AAA    1,995     618,450
               Wiseburn CA Sch Dist Cap Apprec Ser A                         Zero Coupon      8/1/2024     AAA    1,995     586,031
               Wiseburn CA Sch Dist Cap Apprec Ser A                         Zero Coupon      8/1/2025     AAA    1,695     472,481
               Yuba City CA Unified Sch Dist Cap Apprec (6)                  Zero Coupon      9/1/2021     AAA    2,400     831,000
                                                                                                                        -----------
               Total                                                                                                     26,836,781
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare     Abag Fin Auth for Nonprofit Corp CA Ctfs Partn
3.78%          O'Connor Woods Obligated Group (1)                                  6.20%     11/1/2029       A    1,475   1,569,031
               California Infrastructure & Econ Dev Bk Rev Scripps
               Research Inst Ser A                                                 5.75%      7/1/2030     Aa3    1,500   1,595,625

               See Notes to Financial Statements

                                       9



               Schedule of Investments (unaudited)(continued)
               CALIFORNIA TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
               Central CA JT Pwrs Health Fin Auth Ctfs Partn Cmnty
               Hosp of Central CA                                                  6.00%      2/1/2030      A-   $  750  $  778,125
               Valley Hlth Sys CA Hosp Rev Impt Proj Ser A (1)                     6.50%     5/15/2025      A*    3,500   3,705,625
                                                                                                                        -----------
               Total                                                                                                      7,648,406
-----------------------------------------------------------------------------------------------------------------------------------
Industrial     California Statewide Cmnty Dev Auth Lease Rev
0.36%          United Airlines Ser A AMT#                                          5.70%     10/1/2033    Baa3      800     734,000
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous  California Infrastructure & Econ Dev Bk Rev (12)                    5.25%      6/1/2030     AAA    1,000   1,010,000
6.76%          Concord CA Redev Agy Tax Alloc Ser 3 (4)                            8.00%      7/1/2018     AAA       35      35,393
               Los Angeles CA Hbr Dept Rev Ser B AMT#                             6.625%      8/1/2025     AA     1,000   1,052,500
               Oakland CA JT Pwrs Fin Auth Reassmt Rev                             5.50%      9/2/2024      A-      515     518,219
               Pittsburgh CA Redev Agy Tax Alloc Los Medanos
               Cmnty Dev Proj (2)                                            Zero Coupon      8/1/2026     AAA    3,500     923,125
               Pittsburgh CA Redev Agy Tax Alloc Los Medanos
               Cmnty Dev Proj (2)                                            Zero Coupon      8/1/2027     AAA    1,700     425,000
               Puerto Rico Pub Bdg Auth Rev Govt Fac Ser B (2)                     5.00%      7/1/2027     AAA    2,000   1,995,000
               Rnr Sch Fin Auth CA Spl Tax Cmnty Fac Dist
               No. 92-1 Ser A (2)                                                 5.625%      9/1/2030     AAA    3,985   4,219,119
               Salida CA Area Pub Fac Fin Agy Cmnty Fac
               Dist Spl Tax #1998-1 (9)                                            5.25%      9/1/2028     AAA    1,400   1,424,500
               Santa Cruz Cnty CA Redev Agy Oak Soquel
               Cmnty Impt (2)                                                     5.375%      9/1/2030    AAA     2,000   2,055,000
                                                                                                                        -----------
               Total                                                                                                     13,657,856
-----------------------------------------------------------------------------------------------------------------------------------
Power          California Poll Ctrl Fin Auth Rev Pacific
18.66%         Gas & Elec Ser A AMT#                                               5.35%     12/1/2016     AAA    2,000   2,027,500
               California Poll Ctrl Fin Auth Rev Southern CA Ser B AMT#            6.40%     12/1/2024     AAA   12,435  12,916,856
               M-S-R Pub Pwr Agy CA San Juan Proj RevSer D (12)                    6.75%      7/1/2020     AAA    1,000   1,208,750
               Northern CA Transmission Rev RIBs+ (12)                            6.171%     4/29/2024     AAA    8,500   8,829,375
               Northern CA Transmission Rev CA Ore Transmission
               Ser A (12)                                                          6.50%      5/1/2016     AAA    4,250   4,469,767
               Palo Alto CA Util Rev Ser A                                         6.25%      6/1/2020     AA+    1,610   1,732,763
               Sacramento CA Muni Util Dist Elec Rev RIBs+ (6)                     8.97%     8/15/2018     AAA    6,000   6,525,000
                                                                                                                        -----------
               Total                                                                                                     37,710,011
-----------------------------------------------------------------------------------------------------------------------------------
Prerefunded    East Bay CA Muni Util Dist Wtr Sys Rev Sub (2)                      6.50%      6/1/2017     AAA    4,000   4,450,000
6.31%          Metro Wtr Dist Southern CA Wtr Wks Rev RIBs+                        8.28%      8/5/2022      AA    7,300   8,303,750
                                                                                                                        -----------
               Total                                                                                                     12,753,750
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Port Oakland CA Port Rev Ser J (12)                                 5.50%     11/1/2026     AAA    5,000   5,231,250
16.14%         San Francisco CA Bay Area Rapid Transit Rev (2)                     5.00%      7/1/2028     AAA    7,500   7,387,500
               San Francisco CA City & Cnty Arpt Commn Intl Arpt
               Rev AMT# (9)                                                        5.75%      1/1/2014     AAA      500     541,875
               San Francisco CA City & Cnty Arpt Commn Intl Arpt
               Rev Ser Issue 6 AMT# (2)                                            6.50%      5/1/2018     AAA    4,500   4,888,125
               San Francisco CA City & Cnty Arpt Commn Int'l Arpt
               Rev Second Ser Issue 15A AMT# (9)                                   5.00%      5/1/2017     AAA    2,000   1,990,000
               San Francisco CA City & Cnty Arpt Commn Intl Arpt
               Rev Second Ser Issue 15-B (12)                                      5.00%      5/1/2024     AAA    1,250   1,235,937
               San Francisco CA City & Cnty Arpt Commn Intl Arpt
               Rev Spl Fac Lease SFO Fuel Ser A AMT# (9)                          6.125%      1/1/2027     AAA      500     546,250
               San Francisco CA City & Cnty Arpt Commn Rev
               Ser Issue 2 (12)                                                    6.75%      5/1/2020     AAA    3,230   3,484,363
               San Francisco CA City & Cnty Arpt Commn Rev
               Ser Issue 20 (12)                                                   4.50%      5/1/2023     AAA    1,690   1,550,575
               San Francisco CA City & Cnty Arpt Commn Rev
               Ser Issue 20 (12)                                                   4.50%      5/1/2026     AAA    4,000   3,620,000

               See Notes to Financial Statements

                                      10



               Schedule of Investments (unaudited)(continued)
               CALIFORNIA TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------

               San Mateo Cnty CA Transn Dist Ser A (12)                            4.50%      6/1/2018     AAA  $ 2,250 $ 2,137,500
                                                                                                                        -----------
               Total                                                                                                     32,613,375
-----------------------------------------------------------------------------------------------------------------------------------
Water/Sewer    California St Dept Wtr Res Ctr Valley Proj Sys
15.26%         Wtr Sys Ser U (12)                                                  5.00%     12/1/2029     AAA    2,500   2,459,375
               Citrus Heights CA Wtr Dist (6)                                      5.25%     10/1/2020     AAA    1,800   1,840,500
               East Bay CA Muni Util Dist Wst Wtr Treatment Sys
               Rev RIBs+ (2)                                                       6.82%      6/1/2020     AAA    2,050   2,162,750
               East Bay CA Muni Util Dist Wtr Sys Rev RIBs+                       5.938%      6/1/2038    AAA*    2,500   2,393,750
               El Monte Calif Wtr Auth Rev Wtr Sys Proj (2)                        5.60%      9/1/2029     AAA    2,000   2,102,500
               Lemoore CA Fin Auth Lease Rev Ref Wtr Sys &
               Wastewater Sys                                                      5.00%     12/1/2020     AAA      490     490,000
               Los Angeles CA Dept Wtr & Pwr Elec Rev                              6.40%     5/15/2028      AA    3,000   3,069,330
               Los Angeles CA Dept Wtr & Pwr Wtrwks Rev Ser A                     5.125%      7/1/2041      AA    2,000   1,935,000
               Los Angeles CA Wst Wtr Sys Rev Ser C (12)                           4.00%      6/1/2019     AAA    1,835   1,612,506
               Reedley CA Pub Fin Auth Lease Rev Wst Wtr Treatment
               Plant Proj (2)                                                      6.05%      5/1/2015     AAA    1,400   1,458,198
               San Diego CA Pub Fac Fin Auth Swr Rev Ser B (6)                     5.00%     5/15/2029     AAA    1,500   1,475,625
               San Diego Cnty CA Wtr Rev Auth Ctfs Partn Ser A (12)                4.75%      5/1/2020     AAA    1,300   1,256,125
               San Luis Opispo Cnty CA Fin Auth Rev Ser A (12)                    5.375%      8/1/2030     AAA    3,000   3,067,500
               South Placer CA Wastewater Auth Rev Ser A (6)                       5.25%     11/1/2027     AAA    5,425   5,513,156
                                                                                                                        -----------
               Total                                                                                                     30,836,315
               Total Municipal Bonds 98.83% (Cost $191,290,383)                                                        $199,750,751
-----------------------------------------------------------------------------------------------------------------------------------

               Schedule of Investments (unaudited)
               CONNECTICUT TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating:Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Education      Connecticut St Hlth & Ed Fac Auth Rev RIBs+                        8.076%     6/10/2030     AAA   $6,800 $ 7,233,500
32.06%         Connecticut St Hlth & Ed Fac Auth Rev Brunswick
               Sch Ser A (12)                                                      5.00%      7/1/2029     AAA    1,310   1,290,350
               Connecticut St Hlth & Ed Fac Auth Rev Choate
               Rosemary Hall Issue Ser B (12)                                      5.00%      7/1/2027     AAA    1,850   1,813,000
               Connecticut St Hlth & Ed Fac Auth Rev Fairfield Univ Ser I          5.25%      7/1/2019     AAA      600     613,500
               Connecticut St Hlth & Ed Fac Auth Rev Fairfield Univ Ser I (12)     5.50%      7/1/2029     AAA    1,235   1,276,681
               Connecticut St Hlth & Ed Fac Auth Rev Miss Porters Sch Ser A        5.75%      7/1/2029      A+    3,000   3,165,000
               Connecticut St Hlth & Ed Fac Auth Rev Quinnipiac
               College Ser E (1)                                                   4.75%      7/1/2028     AAA    1,480   1,398,600
               Connecticut St Hlth & Ed Fac Auth Rev Sacred Heart Univ
               Issue Ser C                                                         6.50%      7/1/2016    BBB-      275     288,406
               Connecticut St Hlth & Ed Fac Auth Rev Salisbury Sch
               Issue Ser A (3)                                                     4.75%      7/1/2028      AA    3,005   2,753,331
               Connecticut St Hlth & Ed Fac Auth Rev St. Joseph
               College Ser A (3)                                                   5.00%      7/1/2018      AA      435     432,281
               Connecticut St Hlth & Ed Fac Auth Rev St. Joseph
               College Ser A (3)                                                   5.00%      7/1/2019      AA      265     260,031
               Connecticut St Hlth & Ed Fac Auth Rev Suffield
               Academy Ser A (12)                                                  5.40%      7/1/2027     AAA    1,350   1,377,000
               Connecticut St Hlth & Ed Fac Auth Rev Trinity
               College Ser E (12)                                                 5.875%      7/1/2026     AAA    1,000   1,058,750
               Connecticut St Hlth &Ed Fac Auth Rev Trinity
               College Ser G (12)                                                  5.00%      7/1/2001     AAA    1,000     997,500

               See Notes to Financial Statements

                                       11



               Schedule of Investments (unaudited)(continued)
               CONNECTICUT TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------


               Connecticut St Hlth & Ed Fac Auth Rev Univ CT Fndtn
               Ser A                                                              5.375%      7/1/2029      A+  $   210  $  212,100
               Connecticut St Hlth & Ed Fac Auth Rev Univ New
               Haven Issue D (1)                                                   6.70%      7/1/2026       A    1,000   1,052,500
               Connecticut St Hlth & Ed Fac Auth Rev Windham Cmnty
               Mem Hosp Ser C                                                      6.00%      7/1/2020    BBB-    1,000     901,250
               University CT Rev Student Fee Ser A (12)                            4.75%    11/15/2024     AAA    1,000     952,500
               University CT Rev Student Fee Ser A (12)                            4.75%    11/15/2027     AAA    1,500   1,415,625
               University CT Rev Student Fee Ser A (6)                             5.75%    11/15/2020     AAA      205     220,119
               University CT Rev Student Fee Ser A                                 6.00%    11/15/2021     AA-      390     425,588
               University CT Rev Student Fee Ser A (6)                             6.00%    11/15/2025     AAA      500     550,000
               University CT Ser A (6)                                            5.625%      3/1/2020     AAA    1,000   1,055,000
               University Puerto Rico Rev Univ Rev Ser O (12)                     5.375%      6/1/2030     AAA    1,650   1,676,813
                                                                                                                        -----------
               Total                                                                                                     32,419,425
-----------------------------------------------------------------------------------------------------------------------------------
Finance        Puerto Rico Comwlth Infrastructure Fin Auth Spl Rites -
1.76%          PA 822 RIBs+                                                       6.938%     10/1/2040     AAA    1,625   1,783,437
-----------------------------------------------------------------------------------------------------------------------------------
General        Connecticut St Ser A                                                5.00%     6/15/2018      AA    1,285   1,297,850
Obligation     Connecticut St Ser A                                               5.625%     4/15/2020      AA    1,000   1,063,750
10.20%         Connecticut St Ser A                                                6.00%     4/15/2015      AA    1,000   1,122,500
               Connecticut St Ser B                                                5.60%     6/15/2020      AA      250     264,062
               Connecticut St Ser C                                                4.50%    10/15/2016      AA      500     487,500
               Hartford CT                                                         6.50%    12/15/2005     AA-      730     820,337
               Killingly CT                                                        7.25%    12/15/2004      A1      250     254,303
               Monroe CT                                                           6.60%     4/15/2005     Aa2      100     111,250
               Montville CT                                                        6.70%     6/15/2009     Aa3      550     651,750
               Montville CT                                                        6.70%     6/15/2010     Aa3      575     687,844
               Puerto Rico Comwlth Pub Impt                                  Zero Coupon      7/1/2018       A    2,000     837,500
               Puerto Rico Comwlth Pub Impt (9)                                    4.50%      7/1/2023     AAA      500     468,125
               Puerto Rico Comwlth Pub Impt (9)                                    5.00%      7/1/2028     AAA      500     497,500
               Redding CT                                                          6.60%     4/15/2010     Aa1      100     119,125
               Regional Sch Dist #16 CT (6)                                        5.00%      2/1/2020     Aaa      315     314,213
               Voluntown CT                                                        6.75%     10/1/2002      A3      100     104,875
               Watertown CT                                                        6.50%     6/15/2003     Aa3      100     106,625
               West Hartford CT                                                    4.50%     1/15/2021     AAA    1,050     997,500
               West Haven CT (12)                                                  6.50%     6/15/2006     AAA      100     113,000
                                                                                                                        -----------
               Total                                                                                                     10,319,609
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare     Connecticut St Hlth & Ed Fac Auth Rev Bridgeport
5.88%          Hosp Ser A (12)                                                    6.625%      7/1/2018     AAA    1,250   1,304,688
               Connecticut St Hlth & Ed Fac Auth Rev Catholic Hlth
               East Ser F (12)                                                    5.625%    11/15/2020     AAA      325     341,656
               Connecticut St Hlth & Ed Fac Auth Rev Child Care Fac
               Prog Ser C (2)                                                     5.625%      7/1/2029     AAA    1,000   1,042,500
               Connecticut St Hlth & Ed Fac Auth Rev Child Care Fac
               Prog Subser A (2)                                                   5.00%      7/1/2028     AAA    1,000     985,000
               Connecticut St Hlth & Ed Fac Auth Rev Hosp For Spl
               Care Ser B                                                          5.50%      7/1/2027     BBB    1,895   1,584,694
               Connecticut St Hlth & Ed Fac Auth Rev Waterbury Hosp
               Issue Ser C (3)                                                     5.75%      7/1/2029      AA      650     684,125
                                                                                                                        -----------
               Total                                                                                                      5,942,663
-----------------------------------------------------------------------------------------------------------------------------------
Housing        Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog Ser B                  6.75%    11/15/2023      AA    1,605   1,679,231
5.65%          Connecticut St Hsg Fin Auth Hsg Mtg Fin Ser C-2 AMT#                6.00%    11/15/2020      AA    1,000   1,051,250

               See Notes to Financial Statements

                                       12



               Schedule of Investments (unaudited)(continued)
               CONNECTICUT TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
               Connecticut St Hsg Fin Auth Spl Oblig Grp Home
               Mtg Ser GH-5 (2)                                                    5.85%     6/15/2030     AAA   $  500  $  520,625
               Connecticut St Hsg Fin Auth Subser B-2 AMT#                         5.75%    11/15/2021      AA    2,405   2,465,125
                                                                                                                        -----------
               Total                                                                                                      5,716,231
-----------------------------------------------------------------------------------------------------------------------------------
Industrial     Connecticut St Dev Auth Govt (12)                                   6.60%     6/15/2014     AAA      500     544,375
20.70%         Connecticut St Dev Auth Ind Dev Rev Watson Foods
               Co Inc Proj AMT#                                                    5.90%      6/1/2028    BB-*      705     652,125
               Connecticut St Dev Auth Poll Ctrl Rev Pfizer Inc Proj               6.55%     2/15/2013     Aaa    3,570   3,741,646
               Connecticut St Dev Auth Solid Waste Disp Fac Rev
               Pfizer Inc Proj AMT#                                                7.00%      7/1/2025     AAA    2,500   2,750,000
               Connecticut St Res Recovery Auth American Fuel Co
               Proj Ser A AMT#                                                     6.45%    11/15/2022     BB-    4,985   4,947,612
               New Haven CT Air Rights Pkg Fac Rev (12)                            6.50%     12/1/2015     AAA    8,025   8,299,214
                                                                                                                        -----------
               Total                                                                                                     20,934,972
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous  Connecticut St Dev Auth Aquarium Rev Mystic Marinelife
2.05%          Aquarium Proj Ser A                                                 7.00%     12/1/2027     BB*    1,500   1,546,875
               Hartford CT Pkg Sys Rev Ser A                                       6.50%      7/1/2025     BBB      500     520,000
                                                                                                                        -----------
               Total                                                                                                      2,066,875
-----------------------------------------------------------------------------------------------------------------------------------
Power          Puerto Rico Elec Pwr Auth Pwr Rev Ser DD (12)                       5.00%      7/1/2028     AAA    3,000   2,985,000
3.96%          Puerto Rico Elec Pwr Auth Pwr Rev Ser HH (9)                        5.25%      7/1/2029     AAA    1,000   1,018,750
                                                                                                                        -----------
               Total                                                                                                      4,003,750
-----------------------------------------------------------------------------------------------------------------------------------
Prerefunded    Connecticut St Hlth & Ed Fac Auth Rev Sacred Heart Ser C            6.50%      7/1/2016    BBB-      725     828,313
8.45%          Connecticut St Spl Tax Oblig Rev (6)                                6.10%     10/1/2011     AAA    1,000   1,096,250
               Darien CT                                                           5.50%    10/15/2015     Aaa      500     545,000
               Puerto Rico Comwlth                                                 6.00%      7/1/2026     AAA    1,000   1,135,000
               Puerto Rico Comwlth                                                 6.45%      7/1/2017     AAA    2,000   2,212,500
               Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev
               Refunded Bal Ser T                                                 6.625%      7/1/2018       A       67      70,642
               Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs+ (9)                  9.269%      7/1/2018     AAA    1,500   1,820,625
               Puerto Rico Elec Pwr Auth Pwr Rev Ser X                            6.125%      7/1/2021      A-      750     839,062
                                                                                                                        -----------
               Total                                                                                                      8,547,392
-----------------------------------------------------------------------------------------------------------------------------------
Solid Waste    Eastern CT Res Recov Auth Solid Waste Rev Wheelabrator
3.44%          Libson Proj Ser A AMT#                                              5.50%      1/1/2020     BBB    3,940   3,477,050
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Connecticut St Arpt Rev Bradley Intl Arpt Ser A AMT#               5.125%     10/1/2026     AAA    1,000     982,500
2.07%          Puerto Rico Comwlth Hwy & Transn Auth Transn
               Rev Ser A (12)                                                      4.75%      7/1/2038     AAA    1,170   1,105,650
                                                                                                                        -----------
               Total                                                                                                      2,088,150
-----------------------------------------------------------------------------------------------------------------------------------
Water/Sewer    Connecticut St Dev Auth Wtr Fac Rev Bridgeport AMT# (2)             6.15%      4/1/2035     AAA      500     535,000
2.79%          Connecticut St Dev Auth Wtr Fac Rev The CT Wtr Co
               Proj Ser A AMT# (2)                                                 5.75%      7/1/2028     AAA      250     255,000
               South Cent CT Regl Wtr Auth Sys Rev 16th Ser (2)                   5.375%      8/1/2025     AAA    1,000   1,016,250
               South Cent CT Regl Wtr Auth Sys Rev 16th Ser (2)                   5.375%      8/1/2030     AAA    1,000   1,012,500
                                                                                                                        -----------
               Total                                                                                                      2,818,750
               Total Municipal Bonds 99.01% (Cost $96,464,265)                                                         $100,118,304
-----------------------------------------------------------------------------------------------------------------------------------

               See Notes to Financial Statements

                                       13



               Schedule of Investments (unaudited)
               HAWAII TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Education      University HI Univ Sys Rev Ser G (2)                                5.45%     10/1/2006     AAA   $  275  $  286,344
0.38%
-----------------------------------------------------------------------------------------------------------------------------------
Finance        Puerto Rico Comwlth Infrastructure Fin Auth Sp Ser A               5.375%     10/1/2024     AAA      300     313,500
2.04%          Puerto Rico Comwlth Infrastructure Fin Auth Sp Ser A                5.50%     10/1/2032     AAA      200     210,500
               Puerto Rico Pub Fin Corp Comwlth Approp Ser A (9)                   5.00%      6/1/2026     AAA    1,000     998,750
                                                                                                                        -----------
               Total                                                                                                      1,522,750
-----------------------------------------------------------------------------------------------------------------------------------
General        Hawaii Cnty HI Ref Impt Ser A (6)                                   5.60%      5/1/2013     AAA    1,780   1,944,650
Obligation     Hawaii Cnty HI Ser A (9)                                           5.625%     5/15/2019     AAA      545     571,569
29.57%         Hawaii St Ser BZ                                                    6.00%     10/1/2010     Aa3      500     565,625
               Hawaii St Ser BZ                                                    6.00%     10/1/2012     Aa3      500     568,125
               Hawaii St Ser CA (6)                                                8.00%      1/1/2013     AAA    2,000   2,602,500
               Hawaii St Ser CP (6)                                                5.00%     10/1/2016     AAA      900     907,875
               Hawaii St Ser CR (12)                                               4.75%      4/1/2018     AAA    2,500   2,418,750
               Hawaii St Ser CT (9)                                               5.875%      9/1/2019     AAA    1,175   1,269,000
               Hawaii St Ser CU (12)                                               5.25%     10/1/2020     AAA    1,700   1,714,875
               Honolulu HI City & Cnty Ser A (12)                                  5.00%     11/1/2015     AAA    1,095   1,107,319
               Honolulu HI City & Cnty Ser A (9)                                  5.125%      9/1/2021     AAA      600     594,000
               Honolulu HI City & Cnty Ser A (9)                                   5.25%      9/1/2023     AAA      350     350,438
               Honolulu HI City & Cnty Ser A (6)                                   5.50%      9/1/2016     AAA        5       5,219
               Honolulu HI City & Cnty Ser B (6)                                   5.00%     11/1/2016     AAA      265     267,319
               Honolulu HI City & Cnty Wtr (6)                                     6.00%     12/1/2015     AAA    1,000   1,135,000
               Kauai Cnty HI (6)                                                  6.125%      8/1/2024     AAA      580     629,300
               Kauai Cnty HI Pub Impt Ser B (12)                                   5.25%      8/1/2017     AAA       95      97,019
               Maui Cnty HI (12)                                                   5.75%      6/1/2016     AAA    1,035   1,091,925
               Maui Cnty HI Ser A (6)                                              6.10%      3/1/2020     AAA      500     547,500
               Puerto Rico Comwlth RIBs+ (9)                                      7.782%      7/1/2020     AAA    3,000   3,168,750
               Puerto Rico Comwlth Ref Pub Impt (9)                                4.50%      7/1/2023     AAA      500     468,125
                                                                                                                        -----------
               Total                                                                                                     22,024,883
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare     Hawaii St Dept Bdg & Fin Sp Mtg Rev St. Francis
12.94%         Med Ctrs (9)                                                        6.50%      7/1/2022     AAA    1,200   1,245,000
               Hawaii St Dept Bdg & Fin Sp Purp Rev Kaiser
               Permanente Ser A                                                    5.15%      3/1/2015       A    1,975   1,937,969
               Hawaii St Dept Bdg & Fin Sp Purp Rev Kapiolani Hlth                 6.20%      7/1/2016       A    1,000   1,030,000
               Hawaii St Dept Bdg & Fin Sp Purp Rev Kapiolani Hlth                 6.25%      7/1/2021       A    2,000   2,050,000
               Hawaii St Dept Bdg & Fin Sp Purp Rev The Queens
               Hlth Sys Ser B (12)                                                 5.25%      7/1/2023     AAA    1,000     998,750
               Hawaii St Dept Bdg & Fin Sp Purp Rev Wilcox Mem
               Hosp Proj                                                           5.25%      7/1/2013    BBB+    1,200   1,077,000
               Hawaii St Dept Bdg & Fin Sp Purp Rev Wilcox Mem
               Hosp Proj                                                           5.50%      7/1/2028    BBB+    1,350   1,137,375
               Puerto Rico Ind Tourist Ed Med & Envr Ctrl Fac Rev Hosp
               Mutuo Oblig Grp Ser A (12)                                          6.25%      7/1/2024     AAA      150     160,688
                                                                                                                        -----------
               Total                                                                                                      9,636,782
-----------------------------------------------------------------------------------------------------------------------------------
Housing        Hawaii St Hsg Fin & Dev Corp Rev Univ of HI
5.76%          Faculty Hsg Proj (2)                                                5.65%     10/1/2016     AAA    1,000   1,043,750
               Hawaii St Hsg Fin & Dev Corp Rev Univ of HI
               Faculty Hsg Proj (2)                                                5.70%     10/1/2025     AAA      380     392,350
               Hawaii St Hsg Fin & Dev Corp Sing Fam Mtg Purp
               Rev Ser A AMT# (8)                                                  7.10%      7/1/2024     AAA      960     981,542
               Hawaii St Hsg Fin & Dev Corp Sing Fam Mtg Purp
               Rev Ser B (8)                                                       5.30%      7/1/2028     AAA      850     857,438
               Hawaii St Hsg Fin & Dev Corp Sing Fam Mtg Purp
               Rev Ser B (8)                                                       5.45%      7/1/2017     AAA    1,000   1,017,500
                                                                                                                        -----------
               Total                                                                                                      4,292,580
-----------------------------------------------------------------------------------------------------------------------------------


               See Notes to Financial Statements

                                       14



               Schedule of Investments (unaudited)(continued)
               HAWAII TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous  Hawaii St Ctfs Partn Cap Dist Kapolei St Office
2.67%          Bdg Ser A (2)                                                       5.00%      5/1/2018     AAA  $   475  $  475,594
               Hawaii St Ctfs Partn Cap Dist St Office (12)                        5.50%      5/1/2020     AAA      500     515,625
               Puerto Rico Pub Bdg Auth Rev Govt Fac Ser B (2)                     5.00%      7/1/2027     AAA    1,000     997,500
                                                                                                                        -----------
               Total                                                                                                      1,988,719
-----------------------------------------------------------------------------------------------------------------------------------
Power          Hawaii St Dept Bdg & Fin Spl Purp Mtg Rev HI Elec Co
17.56%         Ser A AMT# (12)                                                     6.60%      1/1/2025     AAA    2,500   2,671,875
               Hawaii St Dept Bdg & Fin Spl Purp Mtg Rev HI Elec Co
               Ser C AMT# (12)                                                    7.375%     12/1/2020     AAA      310     317,164
               Hawaii St Dept Bdg & Fin Spl Purp Rev Reg Linked Savrs
               RIBs+ AMT#                                                         4.759%    12/15/2023     AAA   10,000   9,212,496
               Puerto Rico Elec Pwr Auth Pwr Rev Ser DD                            5.00%      7/1/2028      A-      900     876,375
                                                                                                                        -----------
               Total                                                                                                     13,077,910
-----------------------------------------------------------------------------------------------------------------------------------
Prerefunded    Honolulu HI City & Cnty Ser A (12)                                  5.00%     11/1/2015     AAA      405     430,819
15.01%         Honolulu HI City & Cnty Ser A (6)                                   5.50%      9/1/2016     AAA      995   1,092,275
               Honolulu HI City & Cnty Ser B (6)                                   5.00%     11/1/2016     AAA      235     251,744
               Puerto Rico Comwlth                                                 6.00%      7/1/2026     AAA    1,000   1,135,000
               Puerto Rico Comwlth                                                 6.45%      7/1/2017     AAA    2,575   2,848,594
               Puerto Rico Comwlth                                                 6.50%      7/1/2023     AAA    1,250   1,384,375
               Puerto Rico Elec Pwr Auth Pwr Rev RIBs+ (9)                        8.253%      7/1/2023     AAA    1,500   1,651,875
               Puerto Rico Ind Med & Envr Poll Ctrl
               St. Luke Hosp Ser A                                                 6.25%      6/1/2010     AAA    1,390   1,504,675
               Puerto Rico Tel Auth Rev RIBs+ (12)                                7.168%     1/16/2015     AAA      800     884,000
                                                                                                                        -----------
               Total                                                                                                     11,183,357
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Hawaii St Hbr Cap Impt Rev AMT# (6)                                 6.25%      7/1/2015     AAA      500     531,875
7.55%          Hawaii St Hbr Cap Impt Rev AMT# (6)                                6.375%      7/1/2024     AAA      500     526,875
               Hawaii St Hwy Rev (9)                                               5.50%      7/1/2020     AAA    1,100   1,134,375
               Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser V                6.625%      7/1/2012       A      500     521,875
               Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y (12)            5.50%      7/1/2036     AAA      250     266,563
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser A (2)          5.00%      7/1/2028     AAA      600     597,000
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B              6.00%      7/1/2026       A    1,000   1,048,750
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev
               Sub PR St Infrastructure Bk                                         5.00%      7/1/2022      A-       20      19,675
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev
               Sub PR St Infrastructure Bk                                         5.00%      7/1/2028      A-    1,000     973,750
                                                                                                                        -----------
               Total                                                                                                      5,620,738
-----------------------------------------------------------------------------------------------------------------------------------
Water/Sewer    Honolulu HI City & Cnty Bd Wtr                                      5.80%      7/1/2021      AA    1,000   1,042,500
3.77%          Honolulu HI City & Cnty Wstwtr Sys Rev 2nd Bd
               Resolution (6)                                                      4.50%      7/1/2028     AAA    2,000   1,767,500
                                                                                                                        -----------
               Total                                                                                                      2,810,000
               Total Municipal Bonds 97.25% (Cost $69,463,835)                                                         $ 72,444,063
-----------------------------------------------------------------------------------------------------------------------------------

               See Notes to Financial Statements

                                       15



               Schedule of Investments (unaudited)
               MINNESOTA TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Education      Minnesota St Higher Ed Fac Auth Rev Hamline
10.53%         Univ Ser 5-B                                                        6.00%     10/1/2029    Baa1   $  500  $  516,250
               Minnesota St Higher Ed Fac Auth Rev Macalester
               College Ser 4-J                                                     5.55%      3/1/2017     Aa3      260     269,425
               Minnesota St Higher Ed Fac Auth Rev St. Johns
               Univ Ser 5 -I                                                       5.25%     10/1/2026      A3      350     341,250
               Minnesota St Higher Ed Fac Auth Rev Univ of St. Thomas
               Ser 4-A1                                                           5.625%     10/1/2016      A2      250     258,125
               Minnesota St Higher Ed Fac Auth Rev Univ of St. Thomas
               Ser 4-M                                                             5.35%      4/1/2017      A2      250     254,375
               Rochester MN Indpt Sch Dist #535 Ctfs Partn (9)                    5.125%      2/1/2020     AAA      500     503,125
               University MN Ser A                                                 5.75%      7/1/2018      AA      250     277,188
                                                                                                                        -----------
               Total                                                                                                      2,419,738
-----------------------------------------------------------------------------------------------------------------------------------
General        Elk River MN Indpt Sch Dist #728 (12)                               5.50%      2/1/2021     Aaa      500     517,500
Obligation     Metropolitan Council MN Ser A                                       6.00%     12/1/2002     AAA      150     152,617
29.58%         Minneapolis MN Ser E                                                5.00%      3/1/2026     AAA      500     495,000
               Minneapolis MN Spl Sch Dist #001 (6)                               5.375%      2/1/2014     AAA      250     260,937
               Minneapolis MN Spl Sch Dist #001 Ctfs Partn                         5.75%      2/1/2015     AA+      100     106,375
               Minneapolis MN Spl Sch Dist #001 Ctfs Partn                         5.75%      2/1/2017     AA+    1,120   1,180,200
               Minneapolis MN Spl Sch Dist #001 Ctfs Partn Ser B                  5.125%      2/1/2018     AA+      200     201,750
               Minneapolis MN Sports Arena Proj                                   5.125%     10/1/2020     AAA      500     502,500
               Minnesota St                                                        5.25%      8/1/2014     AAA      265     271,956
               North St. Paul Maplewood MN Indpt Sch #622                         5.125%      2/1/2025     AA+      400     398,500
               North St. Paul Maplewood MN Indpt Sch Dist #622 Ser A              5.125%      2/1/2020     AA+      400     402,000
               Park Rapids MN Indpt Sch Dist #309                                  4.75%      2/1/2018     Aa1      250     241,563
               Princeton MN Indpt Sch Dist #477 (9)                               5.125%      2/1/2024     Aaa    1,000     997,500
               Puerto Rico Comwlth Pub Impt (12)                                   5.00%      7/1/2028     AAA      735     731,325
               St. Michael MN Indpt Sch Dist #885                                  5.00%      2/1/2025     Aa1      100      97,375
               Windom MN Indpt Sch Dist #177                                       4.75%      2/1/2019     Aa1      250     240,313
                                                                                                                        -----------
               Total                                                                                                      6,797,411
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare     Hastings MN Hlth Care Fac Rev Regina Med Ctr (1)                    5.30%     9/15/2028       A      500     450,000
12.76%         Minneapolis & St. Paul MN Hsg & Redev Auth Hlth Care Sys
               Childrens Hlth Care Ser A (9)                                       5.70%     8/15/2016     AAA      150     156,563
               Minneapolis & St. Paul MN Hsg & Redev Auth Hlth Care Sys
               Group Hlth Plan Proj                                                6.90%    10/15/2022    BBB+      300     303,000
               Minnesota Agric & Econ Dev Bd Rev Hlth Care Sys
               Fairview Hosp Ser A (12)                                            5.50%    11/15/2017     AAA      220     230,175
               Rochester MN Hlth Care Fac Rev Mayo Foundation Ser A (12)           5.50%    11/15/2027     AAA      500     512,500
               Rochester MN Hlth Care Fac Rev Ser H RIBs+                         8.169%    11/15/2015     AA+    1,000   1,078,750
               St. Paul MN Hsg & Redev Auth Hosp Rev Healtheast
               Proj Ser A                                                          5.70%     11/1/2015     BB+      250     202,187
                                                                                                                        -----------
               Total                                                                                                      2,933,175
-----------------------------------------------------------------------------------------------------------------------------------
Housing        Dakota Cnty MN Hsg & Redev Auth Sing Fam
17.15%         Mtg Rev AMT# (11)                                                   5.85%     10/1/2030     AAA      424     435,130
               Eden Prairie MN Multi Fam Hsg Rev Lincoln Parc
               Proj Ser A-1 (10)                                                   6.40%    12/20/2020     Aaa      305     317,581
               Fairbault MN Hsg & Redev Auth Govt Hsg Dev Gross
               Rev Trails Edge Apts Ser A                                          5.25%      2/1/2028      A3      500     478,125
               Minneapolis MN Multi Fam Hsg Rev Mtg East
               Village South (10)                                                  6.10%     7/20/2020     Aaa    1,000   1,061,250
               Minnesota St Hsg Fin Agy Sing Fam Mtg Ser B-1 AMT#                  6.75%      1/1/2026     AA+       95      98,444
               Minnesota St Hsg Fin Agy Sing Fam Mtg Ser D AMT#                    5.85%      7/1/2019     AA+      205     211,150
               Minnesota St Hsg Fin Agy Sing Fam Mtg Ser D AMT#                    6.40%      7/1/2015     AA+      215     226,287

               See Notes to Financial Statements

                                       16



               Schedule of Investments (unaudited)(continued)
               MINNESOTA TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
               Minnesota St Hsg Fin Agy Sing Fam Mtg Ser E                         5.90%      7/1/2025     AA+   $  195  $  200,606
               Minnesota St Hsg Fin Agy Sing Fam Mtg Ser G AMT#                    6.25%      7/1/2026     AA+      190     196,650
               Minnesota St Retirement Sys Bldg Rev                                6.00%      6/1/2030     AAA      250     270,938
               Robbinsdale MN Hsg Dev Sr Hsg Proj Ser B (6)                        5.75%      1/1/2023     Aaa      250     257,813
               Scott Cnty MN Hsg & Redev Savage City Hamilton
               Apts Proj (2)                                                       5.60%      2/1/2019     Aaa       80      82,200
               St. Louis Park MN Multi Fam Hsg Mtg Cmnty Hsg (7)                   6.15%     12/1/2016      Aa      100     105,875
                                                                                                                        -----------
               Total                                                                                                      3,942,049
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous  Bemidji MN Lease Rev MN St Bureau Criminal
4.04%          Apprehension (12)                                                   5.80%     12/1/2021     Aaa      460     485,875
               St. Cloud MN Ctfs Partn                                             5.90%     12/1/2017    BBB+      200     202,000
               St. Paul MN Tax Increment Block 39 Proj Ser A                       4.75%      2/1/2019     AAA      250     240,625
                                                                                                                        -----------
               Total                                                                                                        928,500
-----------------------------------------------------------------------------------------------------------------------------------
Pollution      Minnesota Pub Fac Auth Wtr Poll Ctrl Rev Ser A                      4.75%      3/1/2017     AAA      300     294,375
1.28%
-----------------------------------------------------------------------------------------------------------------------------------
Power          Chaska MN Elec Rev Ser A                                            6.00%     10/1/2025      A3      250     263,750
9.41%          Puerto Rico Elec Pwr Auth Pwr Rev Ser DD (9)                        4.50%      7/1/2019     AAA       95      89,893
               Rochester MN Elec Util Rev                                          5.25%     12/1/2030     Aa3      500     502,500
               South Minnesota Muni Pwr Agy Pwr Supply Sys
               Rev Ser A (12)                                                Zero Coupon      1/1/2021     AAA    1,000     361,250
               South Minnesota Muni Pwr Agy Pwr Supply Sys
               Rev Ser A (12)                                                      5.00%      1/1/2016     AAA      350     350,038
               Western Minnesota Muni Pwr Agy MN Ref Proj Ser A (2)                5.50%      1/1/2016     Aaa      565     594,663
                                                                                                                        -----------
               Total                                                                                                      2,162,094
-----------------------------------------------------------------------------------------------------------------------------------
Prerefunded    Marshall MN Elec & Wtr Util Rev (9)                                 6.45%      7/1/2011     AAA      150     159,000
10.83%         Minneapolis & St. Paul MN Hsg & Redev Auth Hlth Care
               Sys Health One Obligated Group Ser A (12)                           6.75%     8/15/2014     AAA      245     249,699
               Minneapolis & St. Paul MN Hsg & Redev Auth Hlth Care
               Sys Hlth One Obligated Group Ser A (12)                             7.40%     8/15/2011     AAA      500     511,025
               Minneapolis MN Hosp Rev Childrens Med Ctr Proj Ser C                7.00%     12/1/2020     AAA      200     205,202
               Minneapolis MN Hosp Rev Childrens Med Ctr Proj Ser C                7.30%     12/1/2006     AAA      200     205,296
               Minnesota Pub Fac Auth Wtr Poll Ctrl Rev Ser A                      6.25%      3/1/2016     AAA      100     109,375
               Minnesota Pub Fac Auth Wtr Poll Ctrl Rev Ser A                      6.50%      3/1/2014     AAA    1,000   1,049,540
                                                                                                                        -----------
               Total                                                                                                      2,489,137
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Minneapolis & St. Paul MN Met Arpt Cmnty Ser 13 AMT#                4.50%      1/1/2014     AAA      250     240,625
-----------------------------------------------------------------------------------------------------------------------------------
1.05%          Total Municipal Bonds 96.63% (Cost $21,535,135)                                                          $22,207,104
-----------------------------------------------------------------------------------------------------------------------------------

               See Notes to Financial Statements

                                       17



               Schedule of Investments (unaudited)
               MISSOURI TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Education      Bowling Green MO Sch Dist R-I Bldg Corp Leasehold Rev (12)          5.85%      3/1/2020     Aaa   $1,000 $ 1,065,000
11.42%         Kansas City MO Sch Dist Bldg Elem Sch Proj Ser D (6)                5.00%      2/1/2014     AAA    1,310   1,329,650
               Missouri St Hlth & Ed Fac Auth Ed Fac Rev Maryville
               Univ St. Louis Proj                                                 5.75%     6/15/2017    Baa2      400     400,000
               Missouri St Hlth & Ed Fac Auth Ed Fac Rev Maryville
               Univ St. Louis Proj                                                 6.50%     6/15/2022    Baa2      750     778,125
               Missouri St Hlth & Ed Fac Auth Ed Fac Rev Washington
               Univ Ser A                                                          4.75%    11/15/2037     AA+    5,000   4,593,750
               Missouri St Hlth & Ed Fac Auth Ed Fac Rev Washington
               Univ Ser A                                                          6.00%      3/1/2030     AA+      850     925,438
               Missouri St Hlth & Ed Fac Auth Ed Fac Rev Webster Univ (12)         5.25%      4/1/2021     Aaa    2,000   2,025,000
               University MO Univ Rev Sys Fac                                      5.50%     11/1/2017     AA+    1,050   1,077,563
               University MO Univ Rev Sys Fac                                      5.80%     11/1/2027     AA+    1,975   2,078,687
                                                                                                                        -----------
               Total                                                                                                     14,273,213
-----------------------------------------------------------------------------------------------------------------------------------
Finance        Puerto Rico Comwlth Infrastructure Fin Auth Spl Rites -
0.88%          PA 822 RIBs+                                                       6.938%     10/1/2040     AAA    1,000   1,097,500
-----------------------------------------------------------------------------------------------------------------------------------
General        Boone Cnty MO Reorg Sch Dist #R-6                                   6.00%      3/1/2020     AA+      500     545,625
Obligation     Franklin Cnty MO Reorg Sch Dist #R-XV                               6.00%      3/1/2020     AA+      390     420,712
15.76%         Jackson Cnty MO Sch Dist #58 Center MO Direct
               Deposit Proj                                                        5.00%      3/1/2021     AA+    1,625   1,608,750
               Missouri St Fourth State Bldg Ser A                                 4.50%      6/1/2020     AAA      225     211,500
               Puerto Rico Comwlth RIBs+ (9)                                      7.782%      7/1/2020     AAA    4,000   4,225,000
               Puerto Rico Comwlth RIBs+ (12)                                     7.784%      7/1/2008     AAA    1,000   1,076,250
               Puerto Rico Comwlth Ref Pub Impt (9)                                4.50%      7/1/2023     AAA    3,800   3,557,750
               Springfield MO Sch Dist #R-12 Direct Deposit Prog                   5.85%      3/1/2020     AA+      500     533,125
               St. Louis Cnty MO Pattonville R-3 Sch Dist (6)                      6.00%      3/1/2019     AAA      845     960,131
               St. Louis Cnty MO Sch Dist #R-8 Lindbergh (12)                Zero Coupon      3/1/2017     AAA    2,940   1,311,975
               St. Louis Cnty MO Sch Dist #R-8 Lindbergh (12)                Zero Coupon      3/1/2018     AAA    3,015   1,270,069
               St. Louis MO Bd Ed Direct Deposit Prog (9)                          5.00%      4/1/2019     AAA      750     747,188
               St. Louis MO Pub Safety (6)                                        5.125%     2/15/2016     AAA      700     714,000
               St. Louis MO Pub Safety (6)                                        5.125%     2/15/2018     AAA      920     929,200
               University City MO Sch Dist (12)                                   10.00%     2/15/2008     AAA    1,175   1,586,250
                                                                                                                        -----------
               Total                                                                                                     19,697,525
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare     Hannibal MO Ind Dev Auth Hlth Fac Rev Regl Hosp
9.78%          Ser A (9)                                                          5.625%      3/1/2012     AAA    2,170   2,302,912
               Jackson Cnty MO Ind Dev Auth Hlth Care Corp Rev
               St. Joseph Ctr                                                      7.00%      7/1/2022    Baa1    1,500   1,537,500
               Missouri St Hlth & Ed Fac Auth Rev Heartland Hlth
               Sys Proj (2)                                                        6.35%    11/15/2017     AAA    3,600   3,762,000
               Missouri St Hlth & Ed Fac Auth Rev Hlth Midwest
               Ser B (12)                                                          6.25%     2/15/2022     AAA    2,175   2,243,904
               North Kansas City MO Hosp Rev (2)                                   4.75%    11/15/2023     Aaa    2,555   2,379,344
                                                                                                                        -----------
               Total                                                                                                     12,225,660
-----------------------------------------------------------------------------------------------------------------------------------
Housing        Missouri St Dev Fin Bd Multi Fam Quality Hill Proj Ser A (3)        5.60%     9/15/2028      AA    2,115   2,146,725
8.14%          Missouri St Hsg Dev Cmnty Mtg Rev Sing Fam Mtg
               AMT# (10)                                                           6.22%      3/1/2026     AAA    4,685   4,837,263
               Missouri St Hsg Dev Cmnty Mtg Rev Sing Fam
               Mtg Ser A AMT# (10)                                                 6.75%      6/1/2024     AAA      260     268,125
               Missouri St Hsg Dev Cmnty Mtg Rev Sing Fam
               Mtg Ser B AMT# (10)                                                 6.40%     12/1/2024     AAA    1,895   1,944,744
               Missouri St Hsg Dev Cmnty Mtg Rev Sing Fam
               Ser E-1 AMT# (11)                                             Zero Coupon      3/1/2029     AAA    4,750     979,687
                                                                                                                        -----------
               Total                                                                                                     10,176,544
-----------------------------------------------------------------------------------------------------------------------------------

               See Notes to Financial Statements

                                       18



               Schedule of Investments (unaudited)(continued)
               MISSOURI TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Industrial     Missouri St Dev Fin Bd Solid Waste Disp Rev
5.53%          Procter & Gamble Paper Proj AMT#                                    5.20%     3/15/2029      AA   $5,980 $ 5,867,875
               St. Louis MO Ind Dev Auth Swr & Solid Waste Disp
               Fac Rev Anheuser-Busch Proj AMT#                                   5.875%     11/1/2026      A+    1,005   1,035,150
                                                                                                                        -----------
               Total                                                                                                      6,903,025
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous  Columbia MO Spl Oblig Cap Impt                                      5.50%      2/1/2016       A      330     338,663
13.31%         Gladstone MO Ctfs Partn Ser A (2)                                   5.35%     6/15/2016     Aaa    1,095   1,137,431
               Kansas City MO Muni Assistance Corp Rev Ser A                      5.125%      3/1/2019      A3    1,100   1,097,250
               Kansas City MO Muni Assistance Roe Bartle Ser A (12)                5.00%     4/15/2020     AAA    1,900   1,888,125
               Missouri Sch Brd Assoc Lease Partn NIXA Reorg Sch Dist R-2 (3)      5.40%      3/1/2020      AA      850     863,812
               Missouri St Ctfs Partn Bonne Terre Prison Proj Ser A (2)            5.15%      6/1/2018     AAA    1,315   1,331,438
               Missouri St Dev Fin Brd Infra Fac Rev Hartman
               Heritage Ctr Proj Ser A (2)                                        5.875%      4/1/2020     Aaa    1,000   1,065,000
               Puerto Rico Ind Tourist Ed Med & Equip Ctrl Fac Univ
               Plaza Proj Ser A (12)                                               5.00%      7/1/2033    AAA       500     497,500
               St. Louis MO Ind Dev Auth Rev Convention Ctr Hotel (2)        Zero Coupon     7/15/2020     AAA    2,000     732,500
               St. Louis MO Ind Dev Auth Rev Kiel Ctr Multi Purp Arena AMT#       7.875%     12/1/2024     BB*    2,000   2,092,500
               St. Louis MO Ind Dev Auth Rev St. Louis Convention AMT#            6.875%    12/15/2020    Baa3    1,000   1,022,500
               St. Louis MO Muni Fin Corp Leasehold Rev City
               Justice Ctr Ser A (2)                                               6.00%     2/15/2019     AAA    3,500   3,740,625
               St. Louis MO Muni Fin Corp Leasehold Rev City
               Justice Ctr Ser A (2)                                               6.00%     2/15/2020     Aaa      760     827,450
                                                                                                                        -----------
               Total                                                                                                     16,634,794
-----------------------------------------------------------------------------------------------------------------------------------
Pollution      Missouri St Envr Impt & Enrg Res Auth Wtr Poll Ctrl
7.79%          Revolving Fd Prog Ser B                                             7.20%      7/1/2016     Aaa    2,250   2,500,313
               Missouri St Envr Impt & Enrg Res Auth Wtr Poll Ctrl
               Revolving Fd Prog Ser E                                             5.25%      1/1/2019     Aaa      900     920,250
               Missouri St Envr Impt & Enrg Res Auth Wtr Poll Ctrl Ser A           6.55%      7/1/2014     Aaa    3,000   3,150,000
               Missouri St Envr Impt & Enrg Res Auth Wtr Poll Ctrl Ser D           5.90%      1/1/2019     Aaa    2,100   2,218,125
               Missouri St Envr Impt & Enrg Res Auth Wtr Poll Ctrl Ser E          5.625%      7/1/2016     Aaa      900     947,250
                                                                                                                        -----------
               Total                                                                                                      9,735,938
-----------------------------------------------------------------------------------------------------------------------------------
Power 1.63%    Puerto Rico Elec Pwr Auth Pwr Rev Ser HH (9)                        5.25%      7/1/2029     AAA    2,000   2,037,500
-----------------------------------------------------------------------------------------------------------------------------------
Prerefunded    Clay Cnty MO Pub Bldg Auth Leasehold Rev (6)                        7.00%     5/15/2014     AAA    1,000   1,101,250
12.87%         Missouri St Hlth & Ed Fac Auth Ed Fac Rev St. Louis
               Univ High Sch                                                       6.35%     10/1/2014      A2    2,000   2,197,500
               Missouri St Hlth & Ed Fac Auth Rev BJC Hlth Sys Ser A               6.50%     5/15/2020      Aa    4,900   5,390,000
               Puerto Rico Elec Pwr Auth Pwr Rev RIBs+ (9)                        8.253%      7/1/2023     AAA    2,500   2,753,125
               Puerto Rico Tel Auth Rev RIBs+ (12)                                7.168%     1/16/2015     AAA    1,000   1,105,000
               Puerto Rico Tel Auth Rev RIBs+ (12)                                7.275%     1/25/2007     AAA    2,000   2,197,500
               St. Louis MO Pkg Fac Rev (12)                                      5.375%    12/15/2021     AAA       10      10,187
               St. Louis MO Sch Dist (6)                                           6.00%      4/1/2012     AAA    1,275   1,330,781
                                                                                                                        -----------
               Total                                                                                                     16,085,343
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Lake of the Ozarks Cmnty Brdg Corp MO Brdg Sys Rev                  5.25%     12/1/2020    BBB-    1,200   1,074,000
10.90%         Lake of the Ozarks Cmnty Brdg Corp MO Brdg Sys Rev                  5.25%     12/1/2026    BBB-    3,000   2,625,000
               Missouri St Hwy & Trans Comm St Rd Rev Ser A                        5.25%      2/1/2020      AA    2,020   2,067,975
               Missouri St Hwy & Trans Comm St Rd Rev Ser A                        5.50%      2/1/2008      AA    1,435   1,564,150
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser A (12)         4.75%      7/1/2038     AAA    5,430   5,131,350
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B              6.00%      7/1/2039       A      500     542,500
               St. Louis MO Arpt Rev Lambert St. Louis Intl Ser B AMT# (6)         5.25%      7/1/2027     AAA      625     620,312
                                                                                                                        -----------
               Total                                                                                                     13,625,287
-----------------------------------------------------------------------------------------------------------------------------------
               Total Municipal Bonds 98.01% (Cost $117,101,174)                                                        $122,492,329
-----------------------------------------------------------------------------------------------------------------------------------

               See Notes to Financial Statements

                                       19



               Schedule of Investments (unaudited)
               NEW JERSEY TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Education      Higher Ed Student Assistance Auth NJ Student Loan
9.45%          Rev Ser A AMT# (12)                                                 6.15%      6/1/2019     AAA   $1,000$  1,065,000
               New Jersey Econ Dev Auth Sch Rev Princeton
               Jr Sch Inc 1996 Proj                                                7.00%      5/1/2020     BB*    1,800   1,782,000
               New Jersey St Ed Fac Auth Rev Princeton Ser H                       5.25%      7/1/2017     AAA      800     834,000
               New Jersey St Ed Fac Auth Rev Princeton Ser H                       5.25%      7/1/2022     AAA    3,560   3,649,000
               New Jersey St Ed Fac Auth Rev Princeton Ser H                       5.25%      7/1/2026     AAA    2,350   2,397,000
               New Jersey St Ed Fac Auth Rev Princeton Ser H                      5.375%      7/1/2024     AAA    2,550   2,642,437
               New Jersey St Ed Fac Auth Rev Rowen Univ Ser C (6)                  5.00%      7/1/2031     AAA    1,000     975,000
               Rutgers St Univ NJ Ser A (2)                                        4.75%      5/1/2029     AAA    1,000     943,750
               Rutgers St Univ NJ Ser A                                            5.20%      5/1/2027     AA       750     750,000
                                                                                                                        -----------
               Total                                                                                                     15,038,187
-----------------------------------------------------------------------------------------------------------------------------------
Finance 1.04%  Puerto Rico Comwlth Infrastructure Fin Auth Spl Rites -
               PA 822 RIBs+                                                       6.938%     10/1/2040    AAA     1,500   1,646,250
-----------------------------------------------------------------------------------------------------------------------------------
General        Hardyston NJ Sch Dist (9)                                          4.875%      8/1/2028     Aaa      765     743,006
Obligation     Hardyston NJ Sch Dist (9)                                           5.00%      8/1/2029     Aaa      810     799,875
21.42%         Hardyston NJ Sch Dist (9)                                           5.00%      8/1/2030     Aaa      855     843,244
               Hardyston NJ Sch Dist (9)                                           5.00%      8/1/2031     Aaa      902     889,598
               High Bridge NJ Bd Ed (9)                                            5.00%     2/15/2026     AAA    1,000   1,000,000
               Keansburg NJ                                                        6.80%     12/1/2010     Aa2    1,000   1,063,750
               Lacey Township NJ Sch Dist (6)                                      5.00%      4/1/2024     AAA    1,700   1,676,625
               Millburn Township NJ Sch Dist                                       5.35%     7/15/2018     Aaa    1,050   1,110,375
               Millburn Township NJ Sch Dist                                       5.35%     7/15/2019     Aaa      250     263,750
               Moorestown Township NJ Sch Dist (6)                                 5.00%      1/1/2027     AAA    1,000     990,000
               Morristown NJ (9)                                                   6.50%      8/1/2019     AAA    3,440   3,736,700
               New Jersey St                                                       4.50%      2/1/2017     AA+    1,900   1,819,250
               New Jersey St                                                       4.50%      2/1/2019     AA+      260     244,725
               Ocean Cnty NJ Gen Impt                                             5.125%      9/1/2020     Aa1    1,800   1,824,750
               Paterson NJ (9)                                                     9.30%     2/15/2004     AAA    4,200   4,845,750
               Pohatcong Township NJ Sch Dist (9)                                  5.25%     7/15/2026     AAA    1,335   1,381,725
               Puerto Rico Comwlth RIBs+                                          7.928%      7/1/2029      A*      750     839,062
               Puerto Rico Comwlth RIBs+(12)                                      7.784%      7/1/2008     AAA    5,000   5,381,250
               Puerto Rico Comwlth Pub Impt (9)                                    4.50%      7/1/2023     AAA    2,000   1,872,500
               Puerto Rico Comwlth Pub Impt (12)                                   4.75%      7/1/2023     AAA    1,550   1,501,562
               South Brunswick Township NJ Bd Ed (6)                              5.625%     12/1/2023     AAA       45      46,744
               Summit NJ                                                           5.70%      6/1/2020     AAA      325     341,250
               Union Cnty NJ Gen Impt                                             5.125%      2/1/2018     Aaa      485     493,488
               Winslow Township NJ Sch Dist (6)                                    5.20%      8/1/2017     AAA      390     397,800
                                                                                                                        -----------
               Total                                                                                                     34,106,779
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare     Camden Cnty NJ Impt Auth Rev Hlth Care Proj Cooper (1)              6.00%     2/15/2027       A    3,990   4,054,838
11.77%         New Jersey Hlth Care Fac Fin Auth Rev Bayonne Hosp (9)              6.25%      7/1/2012     AAA    1,370   1,481,313
               New Jersey Hlth Care Fac Fin Auth Rev Hunterdon Med
               Ctr Ser A (2)                                                       7.00%      7/1/2020     AAA    5,000   5,081,100
               New Jersey Hlth Care Fac Fin Auth Rev Robert Wood
               Johnson Univ Hosp                                                   5.75%      7/1/2031      A+    3,750   3,876,562
               New Jersey Hlth Care Fac Fin Auth Rev Spectrum For
               Living Ser B (7)                                                    6.50%      2/1/2022     AAA      860     891,175
               New Jersey Hlth Care Fac Fin Auth Rev St. Barnabas Hlth
               Ser B (12)                                                    Zero Coupon      7/1/2022     AAA    1,130     367,250
               New Jersey Hlth Care Fac Fin Auth Rev St. Peters Univ
               Hosp Ser A                                                         6.875%      7/1/2030     BBB      410     412,050

               See Notes to Financial Statements

                                       20



               Schedule of Investments (unaudited)(continued)
               NEW JERSEY TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
               Puerto Rico Ind Tourist Ed Med & Envr Ctrl Fac
               Hosp De La Concepcion Ser A                                        6.125%    11/15/2025      AA   $  415 $   440,937
               Puerto Rico Ind Tourist Ed Med & Envr Ctrl Fac
               Hosp De La Concepcion Ser A                                        6.125%    11/15/2030      AA    1,000   1,061,250
               Puerto Rico Ind Tourist Ed Med & Envr Ctrl Fac
               Rev Hosp Mutuo Oblig Grp Ser A (12)                                 6.25%      7/1/2024     AAA    1,000   1,071,250
                                                                                                                        -----------
               Total                                                                                                     18,737,725
-----------------------------------------------------------------------------------------------------------------------------------
Housing 0.14%  Virgin Islands Hsg Fin Auth Sing Fam Rev Ser A AMT# (10)            6.50%      3/1/2025     AAA      215     224,675
-----------------------------------------------------------------------------------------------------------------------------------
Industrial     New Jersey Econ Dev Auth Wtr Fac Rev American
3.18%          Wtr Co Inc Ser B AMT# (6)                                          5.375%      5/1/2032     AAA    5,000   5,068,750
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous  Carteret NJ Bd Ed Ctfs Partn (12)                                   5.75%     1/15/2030     Aaa       80      84,800
9.62%          Carteret NJ Bd Ed Ctfs Partn (12)                                   6.00%     1/15/2024     Aaa      430     469,775
               Casino Reinvestment Dev Auth NJ Pkg Fee Rev Ser A (9)               5.25%     10/1/2015     AAA      100     103,125
               Hamilton Township NJ Bd Ed Ctfs Partn Ser B (9)                     7.00%    12/15/2015     AAA      970     994,386
               Hudson Cnty NJ Impt Auth Lease Rev
               N Hudson Regl Fire & Rescue Ser A (2)                              5.625%      9/1/2019     Aaa      100     105,625
               Lafayette Yard NJ Cmnty Dev Hotel/Conf Ctr Proj (12)               5.625%      4/1/2021     Aaa      200     209,000
               Monmouth Cnty NJ Impt Auth Rev Govt Ln (12)                         6.40%     12/1/2009     AAA    1,075   1,179,812
               New Jersey Bldg Auth St Bldg Rev                                   5.375%     6/15/2019      AA      450     462,938
               New Jersey Econ Dev Auth Rev (2)                                    5.00%     6/15/2021     AAA    3,000   2,981,250
               New Jersey Econ Dev Auth Rev Dept of Human Svc Ser A                6.25%      7/1/2024       A       85      93,713
               New Jersey Econ Dev Auth Rev Station Plaza
               Park & Ride LP Proj AMT#                                            7.00%      7/1/2016     BB*    4,245   4,430,719
               New Jersey Sports & Exposition Auth St Contract Ser A (12)          4.50%      3/1/2024     AAA    1,200   1,093,500
               North Bergen Township NJ Bd Ed Ctfs Partn (9)                      6.125%    12/15/2022     Aaa    1,185   1,318,312
               Puerto Rico Ind Tourist Ed Med & Envr Ctl Fac
               University Plaza Proj Ser A (12)                                    5.00%      7/1/2033     AAA      500     497,500
               Rahway NJ Ctfs Partn (12)                                          5.625%     2/15/2020     Aaa      365     382,794
               Salem Cnty NJ Impt Auth Rev Fin Auth
               Correctional Fac & Court House (6)                                  5.00%      5/1/2018     Aaa      910     913,412
                                                                                                                        -----------
               Total                                                                                                     15,320,661
-----------------------------------------------------------------------------------------------------------------------------------
Pollution      Cape May Cnty NJ Ind Poll Ctrl Fin Auth Rev
0.34%          Atlantic City Elec Co Proj Ser B (12)                               7.00%     11/1/2029     AAA      500     547,500
-----------------------------------------------------------------------------------------------------------------------------------
Prerefunded    Essex Cnty NJ Impt Auth Rev Orange Muni Util & Lease (12)           6.80%      7/1/2014     AAA    1,710   1,953,675
14.82%         New Jersey Hlth Care Fac Fin Auth Rev
               Bayonne Hosp Oblig (9)                                              6.25%      7/1/2012     AAA      230     253,575
               New Jersey Sports & Exposition Auth Rev
               Monmouth Park Ser A                                                 8.00%      1/1/2025     AAA    3,600   4,207,500
               Pohatcong Township NJ Sch Dist (9)                                  5.95%     7/15/2023     AAA      650     729,625
               Pohatcong Township NJ Sch Dist (9)                                  5.95%     7/15/2026     AAA      250     280,625
               Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev
               Refunded Bal Ser T                                                 6.625%      7/1/2018       A      283     299,046
               Puerto Rico Elec Pwr Auth Pwr Rev RIBs+ (9)                        8.253%      7/1/2023     AAA    5,000   5,506,250
               Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs+ (9)                  9.269%      7/1/2018     AAA    7,000   8,496,250
               Puerto Rico Pub Bldg Auth Pub Ed & Hlth Fac Ser L                  6.875%      7/1/2021     AAA      200     211,750
               Puerto Rico Tel Auth Rev RIBs+ (12)                                7.168%     1/16/2015     AAA    1,500   1,657,500
                                                                                                                        -----------
               Total                                                                                                     23,595,796
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Delaware River Port Auth PA & NJ Rev (6)                            5.50%      1/1/2026     AAA    1,000   1,025,000
23.33%         New Jersey St Hwy Auth Garden St Pkwy Gen Rev (6)                   5.75%      1/1/2015     AAA      200     219,000
               New Jersey St Tpk Auth Tpk Rev Ser A                                5.50%      1/1/2027      A-    3,000   3,078,750
               New Jersey St Tpk Auth Tpk Rev Ser A (12)                           5.50%      1/1/2030     AAA    1,500   1,554,375
               New Jersey St Transn Tr Fd Auth Transn Sys Ser A (9)                4.50%     6/15/2019     AAA    3,410   3,192,613
               See Notes to Financial Statements

               See Notes to Financial Statements

                                       21



               Schedule of Investments (unaudited)(continued)
               NEW JERSEY TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
               New Jersey St Transn Tr Fd Auth Transn Sys Ser A                    5.00%     6/15/2017      AA  $ 2,000 $ 2,017,500
               New Jersey St Transn Tr Fd Auth Transn Sys Ser A                    6.00%     6/15/2019      AA    6,500   7,133,750
               Port Auth NY & NJ Cons 109th Ser                                   5.375%     1/15/2032     AA-    1,000   1,015,000
               Port Auth NY & NJ Cons 112th Ser AMT#                               5.00%     12/1/2016     AA-    1,000   1,000,000
               Port Auth NY & NJ Cons 117th Ser Sec Installment AMT# (6)           4.75%    11/15/2016     AAA      725     707,781
               Port Auth NY & NJ Cons 119th Ser AMT# (6)                           5.50%     9/15/2019     AAA      150     154,875
               Port Auth NY & NJ Cons 121st Ser (12)                              5.125%    10/15/2030     AAA    2,000   2,002,500
               Port Auth NY & NJ Cons 122nd Ser AMT#                              5.125%     1/15/2036     AA-    2,000   1,967,500
               Port Auth NY & NJ Cons 123rd Ser                                    5.00%     1/15/2036     AA-    1,500   1,468,125
               Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y                 5.50%      7/1/2036       A      380     392,825
               Puerto Rico Comwlth Hwy & Transn Auth Ser B (12)                    6.00%      7/1/2026     AAA    3,015   3,192,131
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser A (12)         4.75%      7/1/2038     AAA    2,365   2,234,925
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser A              5.00%      7/1/2038       A    1,000     970,000
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B              6.00%      7/1/2026       A    1,000   1,048,750
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B              6.00%      7/1/2039       A      500     542,500
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev
               Ser PMD-9 RIBs+ (9)                                                 8.28%      7/1/2026     AAA      500     559,375
               South Jersey NJ Port Corp Rev Marine Terminal Ser J (12)            5.10%      1/1/2016     AAA      550     554,812
               Trenton NJ Pkg Auth Pkg Rev (6)                                     6.00%      4/1/2017     Aaa    1,000   1,108,750
                                                                                                                        -----------
               Total                                                                                                     37,140,837
-----------------------------------------------------------------------------------------------------------------------------------
Water/Sewer    Middlesex Cnty NJ Impt Auth Util Sys Rev
4.66%          Perth Amboy Franchise Proj Ser A (2)                                5.00%      9/1/2029     AAA    1,450   1,419,187
               Middlesex Cnty NJ Impt Auth Util Sys Rev
               Perth Amboy Franchise Proj Ser B (2)                          Zero Coupon      9/1/2023     AAA    3,000     933,750
               Middlesex Cnty NJ Impt Auth Util Sys Rev
               Perth Amboy Franchise Proj Ser B (2)                          Zero Coupon      9/1/2024     AAA    6,000   1,770,000
               New Jersey Envr Infrastructure Ser A                                5.25%      9/1/2020     AAA    3,000   3,063,750
               New Jersey Wstwtr Treatment Trust                                  6.875%     6/15/2009      AA      155     158,951
               New Jersey Wstwtr Treatment Trust Ser A (12)                        7.00%     5/15/2006     AAA       75      76,403
                                                                                                                        -----------
               Total                                                                                                      7,422,041
-----------------------------------------------------------------------------------------------------------------------------------
               Total Municipal Bonds 99.77% (Cost $150,420,944)                                                        $158,849,201
-----------------------------------------------------------------------------------------------------------------------------------

               Schedule of Investments (unaudited)
               NEW YORK TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating:Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------

Education      Hempstead Town NY Ind Dev Agy Civic Fac Rev
13.47%         Hofstra Univ Proj (12)                                              5.80%      7/1/2015     AAA   $  750  $  802,500
               New York NY City Ind Dev Agy Civic Fac Rev
               Light House Intl (12)                                               4.50%      7/1/2023     AAA      950     862,125
               New York NY City Ind Dev Agy Civic Fac Rev
               Polytechnic Univ Proj                                               6.00%     11/1/2020    BBB-    1,000   1,042,500
               New York NY City Ind Dev Agy Civic Fac Rev
               Polytechnic Univ Proj                                              6.125%     11/1/2030    BBB-    1,000   1,046,250
               New York St Dorm Auth Lease Rev Court Fac                     Zero Coupon      8/1/2019     Aa1    1,810     703,638
               New York St Dorm Auth Lease Rev Court Fac                     Zero Coupon      8/1/2021     Aa1    4,000   1,380,000
               New York St Dorm Auth Lease Rev Court Fac                     Zero Coupon      8/1/2022     Aa1    3,165   1,032,581
               New York St Dorm Auth Lease Rev St Univ
               Dorm Fac Ser A                                                      6.00%      7/1/2030     AA-    3,500   3,828,125

               See Notes to Financial Statements


                                       22



               Schedule of Investments (unaudited)(continued)
               NEW YORK TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
               New York St Dorm Auth Lease Rev St Univ Dorm Fac Ser A              6.25%      7/1/2020     AA-  $ 1,250$  1,406,250
               New York St Dorm Auth Rev 4201 Schools Program                      6.25%      7/1/2020     AA-    1,685   1,895,625
               New York St Dorm Auth Rev City Univ Sys
               Cons 4th Gen - A (6)                                                5.25%      7/1/2030     AAA    3,295   3,311,475
               New York St Dorm Auth Rev Colgate Univ (12)                         6.00%      7/1/2016     AAA    1,000   1,142,500
               New York St Dorm Auth Rev Columbia Univ Ser A                       5.00%      7/1/2025     AAA    3,280   3,239,000
               New York St Dorm Auth Rev New York Univ Ser A (2)                   5.75%      7/1/2015     AAA    2,000   2,235,000
               New York St Dorm Auth Rev Pace Univ (12)                            6.00%      7/1/2029     AAA    1,610   1,754,900
               New York St Dorm Auth Rev Pratt Institute (3)                       6.00%      7/1/2024      AA    1,000   1,067,500
               New York St Dorm Auth Rev Pratt Institute (3)                       6.00%      7/1/2028      AA    2,000   2,137,500
               New York St Dorm Auth Rev St Univ Adl Fac Ser B
               City Univ Sys - Cons 4th Gen - A (9)                                5.75%     5/15/2017     AAA      395     426,106
               New York St Dorm Auth Rev St Univ Ed Fac                            5.50%     5/15/2026     AA-       75      76,406
               New York St Dorm Auth Rev St Univ Ed Fac Ser A                      4.75%     5/15/2025     AAA      545     507,531
               New York St Dorm Auth Rev Univ Rochester Ser A                      6.40%      7/1/2013      A+    2,030   2,189,863
               Tompkins Cnty NY Indl Dev Agy Rev Civic Fac
               Cornell Univ Lake                                                  5.625%      7/1/2020     AA+      115     121,469
               Tompkins Cnty NY Ind Dev Agy Rev Civic Fac
               Cornell Univ Lake                                                   5.75%      7/1/2030     AA+    1,500   1,597,500
                                                                                                                        -----------
               Total                                                                                                     33,806,344
-----------------------------------------------------------------------------------------------------------------------------------
Finance 3.07%  New York City Transitional Fin Auth Rev
               Future Tax 2nd Ser B                                                6.00%    11/15/2024     AA+      350     384,125
               New York City Transitional Fin Auth Rev
               Future Tax 2nd Ser B                                                6.00%    11/15/2029     AA+    2,000   2,182,500
               New York City Transitional Fin Auth Rev
               Future Tax 2nd Ser C                                                5.50%      5/1/2025     AA+    1,000   1,033,750
               Puerto Rico Comwlth Infrastructure Fin Auth Spl
               Rites - PA 822 RIBs+                                               6.938%     10/1/2040     AAA    3,750   4,115,625
                                                                                                                        -----------
               Total                                                                                                      7,716,000
-----------------------------------------------------------------------------------------------------------------------------------
General        Bethlehem NY AMT# (12)                                              7.20%      3/1/2022     AAA    1,080   1,200,150
Obligation     Buffalo NY Gen Impt Ser A (2)                                       4.75%      2/1/2019     AAA      225     214,875
9.02%          Puerto Rico Comwlth (12)                                            5.00%      7/1/2024     AAA    1,000   1,000,000
               Puerto Rico Comwlth (12)                                            5.00%      7/1/2027     AAA      605     603,488
               Puerto Rico Comwlth                                                5.375%      7/1/2025       A    1,640   1,658,450
               Puerto Rico Comwlth RIBs+(9)                                       7.782%      7/1/2020     AAA   12,000  12,675,000
               Puerto Rico Comwlth RIBs+                                          7.928%      7/1/2029      A*    1,000   1,118,750
               Puerto Rico Comwlth Pub Impt (12)                                   5.00%      7/1/2028     AAA    1,000     995,000
               Puerto Rico Comwlth Pub Impt                                        5.25%      7/1/2018       A    2,000   2,100,000
               Puerto Rico Comwlth Pub Impt (12)                                   5.75%      7/1/2026     AAA    1,000   1,070,000
                                                                                                                        -----------
               Total                                                                                                     22,635,713
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare     New York NY City Hlth & Hosp Corp Rev RIBs+ (2)                    7.614%     2/15/2023     AAA    6,300   6,402,375
6.11%          New York St Dorm Auth Rev Mental Hlth Svc Fac (12)                  6.00%     8/15/2012     AAA    1,460   1,655,275
               New York St Dorm Auth Rev Mental Hlth Svc
               Fac Impt Serv B (12)                                                6.00%     2/15/2025     AAA    1,000   1,077,500
               New York St Dorm Auth Rev Mental Hlth Svc
               Fac Impt Serv B (12)                                                6.00%     2/15/2030     AAA    1,000   1,083,750
               New York St Dorm Auth Rev Mental Hlth Svc Fac Serv D (12)           6.00%     8/15/2021     AAA    1,000   1,070,000
               New York St Dorm Auth Rev Mount Sinai Hlth Ser A                    6.50%      7/1/2025    BBB+    1,900   2,011,625
               New York St Dorm Auth Rev Mtg Nursing Home Ser A (12)               5.50%      8/1/2030     AAA    1,000   1,017,500
               New York St Dorm Auth Rev Mtg Nursing Home Ser A (12)               5.50%      8/1/2038     AAA    1,000   1,012,500
                                                                                                                        -----------
               Total                                                                                                     15,330,525
-----------------------------------------------------------------------------------------------------------------------------------

               See Notes to Financial Statements

                                       23



               Schedule of Investments (unaudited)(continued)
               NEW YORK TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Housing 0.23%  New York St Hsg Fin Agy Rev Multifamily Hsg
               2nd Mtg Ser D AMT#                                                  5.50%     8/15/2033     Aa1   $  515 $   515,644
               New York St Mtg Agy Rev Home Owner Mtg Ser 70                       5.40%      4/1/2022     Aa1       70      71,400
                                                                                                                        -----------
               Total                                                                                                        587,044
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous  New York NY City Tr Cultural Res Rev
5.40%          Museum of American Folk Art (1)                                     6.00%      7/1/2022       A      500     508,125
               New York St Dorm Auth Rev Sp Act Sch Dist Proj (12)                 6.00%      7/1/2016     AAA    1,400   1,496,250
               New York St Loc Govt Assistance Corp Ser B                          6.25%      4/1/2021     AA-    1,000   1,051,340
               New York St Urban Dev Corp Rev Correctl Fac Svc
               Cntrct Ser B (2)                                                    4.75%      1/1/2028     AAA    5,920   5,490,800
               New York St Urban Dev Corp Rev St Fac                               5.70%      4/1/2020     AA-    4,150   4,528,688
               Suffolk Ctny NY Ind Dev Agy Civic Fac Rev S Cntry Library (12)      4.75%      1/1/2019     Aaa      500     480,625
                                                                                                                        -----------
               Total                                                                                                     13,555,828
-----------------------------------------------------------------------------------------------------------------------------------
Pollution      New York St Enrg Res & Dev Auth Poll Ctrl Rev
9.30%          Niagara Mohawk Ser A (6)                                            7.20%      7/1/2029     AAA   11,750  12,983,750
               New York St Envr Fac Poll Ctrl Rev St Wtr Revolving Fd Ser A        7.50%     6/15/2012     AAA    8,000   8,180,000
               New York St Envr Fac Poll Ctrl Rev St Wtr Ser E                    6.875%     6/15/2014     AA+    1,985   2,166,131
                                                                                                                        -----------
               Total                                                                                                     23,329,881
-----------------------------------------------------------------------------------------------------------------------------------
Power 9.83%    Long Island Pwr Auth NY Elec Sys Rev (9)                      Zero Coupon      6/1/2020     A-     3,000   1,110,000
               Long Island Pwr Auth NY Elec Sys Rev Gen Ser A                     5.125%      9/1/2029    AAA     1,700   1,661,750
               Long Island Pwr Auth NY Elec Sys Rev Gen Ser A                     5.375%      9/1/2025     A-     1,500   1,511,250
               New York St Enrg Res & Dev Auth Fac Rev
               Con Edison Inc Ser A AMT# (12)                                     7.125%     12/1/2029     AAA    2,500   2,765,625
               New York St Enrg Res & Dev Auth Gas Fac Rev
               Brooklyn Union Ser B RIBs AMT# +                                  10.081%      7/1/2026      A+    4,000   4,970,000
               Puerto Rico Elec Pwr Auth Pwr Rev Ser DD                            5.00%      7/1/2028      A-      250     243,438
               Puerto Rico Elec Pwr Auth Pwr Rev Ser DD (9)                        5.00%      7/1/2028     AAA    1,000     995,000
               Puerto Rico Elec Pwr Auth Pwr Rev Ser DD (12)                       5.00%      7/1/2028     AAA    3,000   2,985,000
               Puerto Rico Elec Pwr Auth Pwr Rev Ser EE (9)                        4.75%      7/1/2024     AAA    2,000   1,922,500
               Puerto Rico Elec Pwr Auth Pwr Rev Ser HH (9)                        5.25%      7/1/2029     AAA    1,000   1,018,750
               Puerto Rico Elec Pwr Auth Pwr Rev Ser X                             5.50%      7/1/2025      A-    2,915   2,951,438
               Puerto Rico Elec Pwr Auth Pwr Rev Ser X                             6.00%      7/1/2015      A-    2,375   2,535,313
                                                                                                                        -----------
               Total                                                                                                     24,670,064
-----------------------------------------------------------------------------------------------------------------------------------
Prerefunded    Metropolitan Transn Auth NY Commuter Fac Rev Ser A (6)              6.00%      7/1/2021     AAA    4,000   4,520,000
9.39%          Metropolitan Transn Auth NY Commuter Fac Rev Ser A (6)              6.10%      7/1/2026     AAA    2,000   2,270,000
               New York St Dorm Auth Rev City Univ Gen Res Ser 2 (12)             6.875%      7/1/2014     AAA    5,650   6,349,188
               New York St Dorm Auth Rev Upstate Cmnty Colleges Ser A              6.20%      7/1/2015     AAA    1,000   1,122,500
               New York St Envr Fac Poll Ctrl Rev St Wtr Ser E                    6.875%     6/15/2014     AAA    2,795   3,126,906
               Puerto Rico Comwlth Aqueduct & Swr Auth Rev ETM                    10.25%      7/1/2009     AAA      900   1,149,750
               Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs+(9)                   9.269%      7/1/2018     AAA    3,500   4,248,125
               Puerto Rico Tel Auth Rev RIBs+(12)                                 7.168%     1/16/2015     AAA      700     773,500
                                                                                                                        -----------
               Total                                                                                                     23,559,969
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Metropolitan Transn Auth NY Commuter Fac Rev Ser A (6)              6.00%      7/1/2016     AAA    2,000   2,157,500
22.46%         Metropolitan Transn Auth NY Commuter Fac Rev Ser B (6)              4.75%      7/1/2026     AAA    7,030   6,529,113
               Metropolitan Transn Auth NY Dedicated Tax Fd Ser A (6)              4.75%      4/1/2028     AAA    2,500   2,312,500
               Metropolitan Transn Auth NY Dedicated Tax Fd Ser A (6)              6.00%      4/1/2030     AAA    3,800   4,108,750
               Metropolitan Transn Auth NY Svc Cntrct Transn Fac Ser O             5.75%      7/1/2008     AA-    1,000   1,098,750
               Metropolitan Transn Auth NY Transn Fac
               Rev Svc Cntrct Ser R                                                5.50%      7/1/2017     AA-    1,000   1,036,250
               New York NY City Transn Auth RIBs+ (2)                              8.03%      1/1/2030    AAA*    5,000   5,731,250

               See Notes to Financial Statements

                                       24



               Schedule of Investments (unaudited)(continued)
               NEW YORK TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
               Niagara NY Frontier Auth Arpt Buffalo
               Niagara Intl Arpt Ser B (12)                                        5.50%      4/1/2019     AAA   $  690  $  720,188
               Port Auth NY & NJ Cons 93rd Ser                                    6.125%      6/1/2094     AA-    7,500   8,728,125
               Port Auth NY & NJ Cons 106th Ser AMT#                               6.00%      7/1/2015     AA-      350     372,313
               Port Auth NY & NJ Cons 114th Ser (12)                               4.75%      8/1/2033     AAA    4,705   4,369,769
               Port Auth NY & NJ Sp Oblig Rev 5th Installment
               Sp Proj Ser 4 AMT#                                                  6.75%     10/1/2019    BBB*    2,970   3,088,800
               Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y                 5.50%      7/1/2026       A    1,000   1,018,750
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser A (12)         4.75%      7/1/2038     AAA      535     505,575
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B              6.00%      7/1/2026       A    6,000   6,292,500
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B              6.50%      7/1/2027       A    2,000   2,260,000
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev
               Sub PR St Infrastructure Bk                                         5.00%      7/1/2028      A-    1,000     973,750
               Triborough Brdg & Tunl Auth NY Rev Gen Purp Bd Antic
               NT Ser A1                                                           5.00%     1/17/2002  SP-1+     5,000   5,074,000
                                                                                                                        -----------
               Total                                                                                                     56,377,883
-----------------------------------------------------------------------------------------------------------------------------------
Water/Sewer    Albany NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A (6)            6.375%     12/1/2017     AAA      650     728,813
11.17%         Buffalo NY Muni Wtr Fin Auth Wtr Sys Rev (6)                        5.70%      7/1/2021     AAA      500     525,000
               Buffalo NY Muni Wtr Fin Auth Wtr Sys Rev (9)                        6.00%      7/1/2029     AAA      500     541,250
               New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev                5.50%     6/15/2033      AA   10,000  10,325,000
               New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A (6)      4.75%     6/15/2031     AAA    5,000   4,600,000
               New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B          5.25%     6/15/2029      AA    1,000   1,001,250
               New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B          6.00%     6/15/2033      AA    3,900   4,260,750
               New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser D (12)     4.75%     6/15/2025     AAA    4,000   3,720,000
               New York St Environmental Fac Corp St Clean Wtr &
               Drinking Revolving FDS-Ser A                                        6.00%     6/15/2019     AAA    1,500   1,627,500
               Upper Mohawk Valley Regl Wtr Fin Auth NY Wtr Sys Rev (2)            5.75%      4/1/2020     Aaa      650     697,120
                                                                                                                        -----------
               Total                                                                                                     28,026,683
-----------------------------------------------------------------------------------------------------------------------------------
               Total Municipal Bonds 99.45% (Cost $235,595,427)                                                        $249,595,934
-----------------------------------------------------------------------------------------------------------------------------------

               Schedule of Investments (unaudited)
               TEXAS TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Education      Houston TX Higher Ed Fin Corp Rev Higher Ed Rice
11.78%         Univ Proj Ser A                                                    5.375%    11/15/2029     AAA   $4,000$  4,060,000
               Texas St Higher Ed Coord Bd College Student Ln Rev AMT#             7.70%     10/1/2025       A      210     215,565
               Texas St Univ Sys Rev Ser A (9)                                     5.00%     3/15/2014    AAA     1,500   1,526,250
               University TX Univ Rev Fin Sys Ser A                               5.375%     8/15/2017     AAA    3,130   3,223,900
                                                                                                                        -----------
               Total                                                                                                      9,025,715
-----------------------------------------------------------------------------------------------------------------------------------
Finance 1.07%  Puerto Rico Comwlth Infrastructure Fin Auth Spl Rites -
               PA 822 RIBs+                                                       6.938%     10/1/2040     AAA      750     823,125
-----------------------------------------------------------------------------------------------------------------------------------
General        Allen TX Indpt Sch Dist                                             5.25%     2/15/2017     AAA    1,155   1,170,881
Obligation     Azle TX Indpt Sch Dist Ser A                                        6.00%     2/15/2022     Aaa      250     250,938
33.68%         Cleburne TX Wtrwks & Swr Ctfs Oblig (9)                             5.00%     2/15/2020     AAA    1,000     983,750
               Cypress-Fairbanks TX Indpt Sch Dist                                 4.75%     2/15/2022     AAA    1,000     927,500
               Frisco TX Ctfs Oblig (6)                                           5.125%     8/15/2023     AAA    1,705   1,677,294
               Gregory Portland TX Indpt Sch Dist                                  5.50%     8/15/2020     AAA    1,075   1,111,281

               See Notes to Financial Statements

                                       25



               Schedule of Investments (unaudited)(continued)
               TEXAS TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
               Houston TX Indpt Sch Dist Ser A (13)                                4.75%     2/15/2022     AAA   $1,000  $  927,500
               Katy TX Indpt Sch Dist                                             6.125%     2/15/2032     AAA    1,000   1,070,000
               McAllen TX Indpt Sch Dist                                           5.25%      4/1/2019     AAA      825     833,250
               Pearland TX Indpt Sch Dist                                         5.125%     2/15/2022     AAA    1,500   1,475,625
               Port Beaumont TX Nav Dist Ser A (6)                                 4.75%      3/1/2018     Aaa      500     479,375
               Puerto Rico Comwlth RIBs+(12)                                       7.78%      7/1/2026     AAA      500     569,375
               San Antonio TX Indpt Sch Dist                                       5.50%     8/15/2024     AAA    1,000   1,025,000
               Socorro TX Indpt Sch Dist Ref                                       6.00%     2/15/2015     AAA      920     983,250
               Texas St Ser B RIBs+                                               7.619%     9/30/2011     Aa1    5,500   7,191,250
               Texas St Wtr Dev Bd                                                 7.15%      8/1/2035     Aa1    1,600   1,724,000
               Texas St Wtr Financial Assistance Ser A                             5.25%      8/1/2022      AA      845     851,337
               United Indpt Sch Dist TX (13)                                      5.125%     8/15/2026     AAA    1,000     981,250
               Webster TX Ctfs Oblig Ser A (9)                                     6.00%      3/1/2017     AAA    1,440   1,564,200
                                                                                                                        -----------
               Total                                                                                                     25,797,056
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare     Denton Cnty TX Hlth Fac Dev Corp Rev Lutheran Social Svc            7.50%     8/15/2015     BB*    1,000   1,000,000
2.57%          Puerto Rico Ind Tourist Ed Med & Envr Ctrl Fac Hosp
               De La Concepcion Ser A                                             6.125%    11/15/2025      AA      910     966,875
                                                                                                                        -----------
               Total                                                                                                      1,966,875
-----------------------------------------------------------------------------------------------------------------------------------
Industrial     Orange Cnty TX Nav & Port Dist Ind Dev Rev North Star Steel        6.375%      2/1/2017      A+    2,400   2,538,000
12.31%         Texas City TX Ind Dev Corp Marine Term Rev Arco Pipe Line          7.375%     10/1/2020     AA+    5,500   6,888,750
                                                                                                                        -----------
               Total                                                                                                      9,426,750
-----------------------------------------------------------------------------------------------------------------------------------
Pollution      Harris Cnty TX Ind Dev Corp Marine Term & Wtr Poll Ctrl            6.625%      2/1/2024    BBB+    1,100   1,133,000
1.48%
-----------------------------------------------------------------------------------------------------------------------------------
Power 3.54%    Fort Bend Cnty TX Muni Util Dist #25 (12)                           6.00%     10/1/2028     AAA    2,170   2,294,775
               Lubbock TX Elec Lt & Pwr Sys Rev (2)                                4.25%     4/15/2018     AAA      460     415,725
                                                                                                                        -----------
               Total                                                                                                      2,710,500
-----------------------------------------------------------------------------------------------------------------------------------
Prerefunded    Austin TX Util Sys Rev Ser A                                        8.00%    11/15/2016     AAA    1,000   1,005,450
6.84%          Houston TX Wtr & Swr Sys Rev Ser A (2)                              6.50%     12/1/2021     AAA    3,000   3,125,610
               Texas St Tpk Auth Rev Houston Ship Chan                           12.625%      1/1/2020     AAA      980   1,108,625
                                                                                                                        -----------
               Total                                                                                                      5,239,685
-----------------------------------------------------------------------------------------------------------------------------------
Solid Waste    Gulf Coast Waste Disp Auth TX Waste Disp Rev
1.31%          Valero Energy Corp Proj AMT#                                        6.65%      4/1/2032    BBB-    1,000   1,005,000
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Austin TX Arpt Sys Rev Prior Lien Ser A AMT# (12)                  6.125%    11/15/2025     AAA    2,500   2,631,250
11.66%         Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B              6.00%      7/1/2031       A    1,480   1,605,800
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B              6.00%      7/1/2039       A      500     542,500
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser C              6.00%      7/1/2029       A    1,000   1,085,000
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser
               PMD-9 RIBs+ (9)                                                     8.28%      7/1/2026     AAA      950   1,062,812
               Texas St Tpk Auth Dallas Northway Rev President
               George Bush Tpk (6)                                                 5.25%      1/1/2023     AAA    2,000   2,005,000
                                                                                                                        -----------
               Total                                                                                                      8,932,362
-----------------------------------------------------------------------------------------------------------------------------------
Water/Sewer    Coastal Wtr Auth TX Contract City of Houston Proj (9)               5.00%    12/15/2025     AAA    2,500   2,440,625
14.17%         Houston TX Wtr & Swr Sys Rev Ser A                                  4.75%     12/1/2024     AAA    2,000   1,857,500
               Nueces River Auth TX Wtr Supply Rev Fac Corpus
               Christi Lake Proj (9)                                               5.50%      3/1/2027     AAA    2,325   2,362,781
               Upper Trinity Regl Wtr Dist TX Wtr Sys Rev Ser 4 (6)                6.00%      8/1/2026     AAA    3,025   3,259,438
               Victoria TX Util Sys Rev (12)                                       4.75%     12/1/2022     AAA    1,000     936,250
                                                                                                                        -----------
               Total                                                                                                     10,856,594
-----------------------------------------------------------------------------------------------------------------------------------
               Total Municipal Bonds 100.41% (Cost $72,257,500)                                                        $ 76,916,662
-----------------------------------------------------------------------------------------------------------------------------------


               See Notes to Financial Statements

                                       26



               Schedule of Investments (unaudited)
               WASHINGTON TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Education      University WA Ed Resh Rev Roosevelt Proj (12)                      5.375%      6/1/2029     AAA   $1,500$  1,509,375
10.36%         University WA Rev Student Fac Fee (9)                               5.50%      6/1/2019     AAA      810     835,313
               Washington St Higher Ed Fac Auth Rev Gonzaga Univ Proj (12)         4.75%      4/1/2022     AAA    1,000     936,250
               Washington St Univ Rev Housing & Dining Sys (9)                     5.00%     10/1/2024     AAA    1,500   1,451,250
                                                                                                                        -----------
               Total                                                                                                      4,732,188
-----------------------------------------------------------------------------------------------------------------------------------
General        King Cnty WA Pub Hosp Dist #2 Ser A (2)                             5.00%     12/1/2030     AAA    1,000     983,750
Obligation     King Cnty WA Sch Dist #414 Lake Washington (9)                      5.50%     12/1/2019     AAA    1,000   1,032,500
17.67%         King Cnty WA Ser B                                                  4.50%      1/1/2024     AA+      320     288,400
               King Cnty WA Ser B (12)                                             5.00%      1/1/2030     AAA    1,255   1,201,662
               Port Seattle WA Ser B AMT#                                          5.75%     12/1/2025     AA+      750     777,188
               Puerto Rico Comwlth RIBs+                                          7.928%      7/1/2029      A*    1,000   1,118,750
               Vancouver WA Ltd Tax (2)                                            5.50%     12/1/2025     AAA    1,255   1,280,100
               Washington St Ser A                                                 5.75%      9/1/2019     AA+      250     256,562
               Washington St Ser B                                                 5.75%      5/1/2016     AA+      985   1,014,550
               Whatcom Cnty WA                                                     5.75%     12/1/2012      A1      115     118,738
                                                                                                                        -----------
               Total                                                                                                      8,072,200
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare     Puerto Rico Ind Tourist Ed Med & Envr Ctrl
2.32%          Fac Hospital de la Concepcion Ser A                                6.125%    11/15/2030      AA    1,000   1,061,250
-----------------------------------------------------------------------------------------------------------------------------------
Housing 5.18%  Skagit Cnty WA Hsg Auth Low Income
               Hsg Assist Rev Mtg Ln (10)                                          7.00%     6/20/2035     AAA      750     813,750
               Snohomish Cnty WA Hsg Auth Rev
               Cedar St Apt Proj Ser A AMT#                                        6.40%      5/1/2027       A      500     523,750
               Washington St Hsg Fin Cmnty Sing Fam
               Mtg Rev Mtg Ser A AMT# (11)                                         7.05%      7/1/2022     AAA      985   1,028,094
                                                                                                                        -----------
               Total                                                                                                      2,365,594
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous  Bellevue WA Convention Ctr Auth Sp Oblig Rev (12)             Zero Coupon      2/1/2024     AAA    1,400     411,250
2.56%          CDP-King Cnty III WA Lease Rev King Street Ctr Proj (12)            5.25%      6/1/2026     AAA      500     498,750
               Spokane WA Pub Fac Dist Hotel Motel & Sales
               Use Tax Multi Purp Arena Proj (2)                                   6.50%      1/1/2018     AAA      250     258,703
                                                                                                                        -----------
               Total                                                                                                      1,168,703
-----------------------------------------------------------------------------------------------------------------------------------
Power 19.81%   Chelan Cnty WA Pub Util Dist #1 Columbia
               River Rock Island Hwy Ser A (12)                              Zero Coupon      6/1/2024     AAA    1,860     530,100
               Chelan Cnty WA Pub Util Dist #1 Cons Rev
               Chelan Hydroelec Ser A AMT# (12)                                    6.40%      7/1/2017     AAA    1,000   1,096,250
               Clark Cnty WA Pub Util Dist #1 Generating Sys Rev (9)              5.125%      1/1/2020     AAA      500     498,750
               Douglas Cnty WA Pub Util Dist #1 Wells Hydro                        8.75%      9/1/2018     AA-      350     431,375
               Douglas Cnty WA Pub Util Dist #1 Wells Hydro 2 Tier Ser B (2)       8.75%      9/1/2006     AAA    3,995   4,499,369
               Lewis Cnty WA Pub Util Dist #1 Cowlitz Falls Hydro                  5.50%     10/1/2022     Aa1      755     766,325
               Puerto Rico Elec Pwr Auth Pwr Rev Ser EE                            4.75%      7/1/2024     AAA      500     480,625
               Seattle WA Muni Lt & Pwr Rev Ser A (12)                            5.625%      9/1/2015     AAA      720     750,600
                                                                                                                        -----------
               Total                                                                                                      9,053,394
-----------------------------------------------------------------------------------------------------------------------------------
Prerefunded    Douglas Cnty WA Pub Util Dist #1 Wells Hydro                        8.75%      9/1/2018     AA-      150     193,312
16.29%         Mount Vernon WA (2)                                                 6.85%     12/1/2014     AAA    1,285   1,429,562
               Port Seattle WA Rev Ser B AMT#                                      6.70%     11/1/2010     Aaa       20      21,400
               Puerto Rico Elec Pwr Auth Pwr Rev RIBs+ (9)                        8.253%      7/1/2023     AAA    3,500   3,854,375
               Puerto Rico Tel Auth Rev RIBs+ (12)                                7.168%     1/16/2015     AAA      500     552,500
               Renton WA Wtr & Swr Rev                                             6.55%     11/1/2013      A1    1,000   1,100,000
               Washington St Higher Ed Fac Auth Rev Whitworth College (5)          7.00%     10/1/2015     AAA      250     278,125
               Washington St Ser B                                                 5.75%      5/1/2016     AA+       15      15,956
                                                                                                                        -----------
               Total                                                                                                      7,445,230
-----------------------------------------------------------------------------------------------------------------------------------

               See Notes to Financial Statements

                                       27



               Schedule of Investments (unaudited)(continued)
               WASHINGTON TAX-FREE INCOME FUND March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Central Puget Sound WA Regl Transit Auth
15.24%         Sales Tax & Motor (6)                                               5.25%      2/1/2021     AAA   $2,750 $ 2,808,438
               Port Kalama WA Rev Ser B AMT#                                      5.625%     12/1/2015    Baa1      400     401,500
               Port Seattle WA Spl Fac Rev Ser C AMT# (12)                         6.00%      9/1/2029     AAA    1,000   1,060,000
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B              6.00%      7/1/2026       A    1,000   1,048,750
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B              6.00%      7/1/2031       A      500     542,500
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B              6.00%      7/1/2039       A      500     542,500
               Puerto Rico Comwlth Hwy & Transn Auth Transn
               Rev Ser PMD-9 RIBs+ (9)                                             8.28%      7/1/2026     AAA      500     559,375
                                                                                                                        -----------
               Total                                                                                                      6,963,063
-----------------------------------------------------------------------------------------------------------------------------------
Water/Sewer    King Cnty WA Swr Rev (6)                                            5.25%      1/1/2026     AAA    1,525   1,521,187
10.30%         Pierce Cnty WA Swr Rev (2)                                          5.00%      8/1/2021     AAA    1,100   1,072,500
               Seattle WA Wtr Sys Rev                                              5.25%     12/1/2023      AA    1,040   1,041,300
               Vancouver WA Wtr & Swr Rev (6)                                      6.00%      6/1/2020     AAA    1,000   1,070,000
                                                                                                                        -----------
               Total                                                                                                      4,704,987
               Total Municipal Bonds 99.73% (Cost $43,138,432)                                                         $ 45,566,609
-----------------------------------------------------------------------------------------------------------------------------------

               Schedule of Investments (unaudited)
               FLORIDA SERIES March 31, 2001

                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Education      Florida St Bd Regt Hsg Rev FL St Univ Fac (9)                       5.00%      5/1/2026     AAA  $ 1,240 $ 1,210,550
5.52%          Miami-Dade Cnty FL Ed Fac Auth Rev Ser A (2)                        6.00%      4/1/2023     AAA    2,000   2,190,000
               Polk Cnty FL Sch Bd Ctfs Partn Master Lease-Ser A (9)               5.50%      1/1/2025     AAA    2,000   2,062,500
                                                                                                                        -----------
               Total                                                                                                      5,463,050
-----------------------------------------------------------------------------------------------------------------------------------
Finance 0.83%  Puerto Rico Comwlth Infrastructure Fin Auth Spl
               Rites - PA 822 RIBs+                                               6.938%     10/1/2040    AAA       750     823,125
-----------------------------------------------------------------------------------------------------------------------------------
General        Boca Raton FL                                                       5.25%      7/1/2016     AAA    1,615   1,669,506
Obligation     Boca Raton FL                                                       5.25%      7/1/2017     AAA    1,000   1,047,500
15.36%         Florida St Bd Ed Cap Outlay Public Ed Ser E                        5.625%      6/1/2025     AA+    1,000   1,048,750
               Florida St Bd Ed Cap Outlay Ser A                                   5.25%      6/1/2024     AA+    2,000   2,022,500
               Puerto Rico Comwlth RIBs+ (12)                                      7.78%      7/1/2026     AAA    3,500   3,985,625
               Puerto Rico Comwlth RIBs+ (12)                                     7.784%      7/1/2008     AAA    1,100   1,183,875
               Puerto Rico Comwlth RIBs+                                          7.928%      7/1/2029      A*    2,000   2,237,500
               Puerto Rico Comwlth Pub Impt (9)                                    4.50%      7/1/2023     AAA      495     463,444
               Puerto Rico Comwlth Pub Impt                                        5.25%      7/1/2017       A    1,475   1,554,281
                                                                                                                        -----------
               Total                                                                                                     15,212,981
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare     Atlantic Beach FL Hlth Care Fac Rev Fleet Landing Proj (1)          5.50%     10/1/2012       A      765     791,775
5.38%          Atlantic Beach FL Hlth Care Fac Rev Fleet Landing Proj (1)         5.625%     10/1/2013       A    1,000   1,042,500
               Puerto Rico Ind Tourist Ed Med & Envr Ctrl Fac Hosp
               De La Concepcion                                                    6.50%    11/15/2020      AA      410     452,025
               Sarasota Cnty FL Pub Hosp Bd Rev Sarasota Mem Hosp
               Ser B (12)                                                          5.50%      7/1/2028     AAA    2,875   3,040,313
                                                                                                                        -----------
               Total                                                                                                      5,326,613
-----------------------------------------------------------------------------------------------------------------------------------
Housing 2.25%  Dade Cnty FL Hsg Fin Auth Sing Fam Mtg Rev Ser E (8)                7.00%      3/1/2024     Aaa       30      30,638
               Lee Cnty FL Hsg Fin Auth Sing Fam Mtg Rev AMT# (11)                 6.40%      3/1/2029     Aaa    1,835   1,988,681
               Orange Cnty FL Hsg Fin Auth Ser A-1 AMT# (11)                 Zero Coupon      3/1/2028     Aaa      985     210,544
                                                                                                                        -----------
               Total                                                                                                      2,229,863
-----------------------------------------------------------------------------------------------------------------------------------


               See Notes to Financial Statements


                                       28



               Schedule of Investments (unaudited)(continued)
               FLORIDA SERIES March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous  Brevard Cnty FL Sales Tax Rev MB (12)                               7.00%     12/1/2018     AAA  $ 1,000 $ 1,037,240
10.74%         Florida Muni Ln Council Rev (12)                              Zero Coupon      4/1/2020     AAA    4,000   1,490,000
               Miami-Dade Cnty FL Spl Oblig Sub Ser A (12)                   Zero Coupon     10/1/2024     AAA   17,875   4,915,625
               Miami-Dade Cnty FL Spl Oblig Sub Ser B (12)                         5.00%     10/1/2037     AAA    1,000     960,000
               Orange Cnty FL Tourist Dev Tax Rev (2)                              6.00%     10/1/2016     AAA      710     716,596
               Tampa FL Sports Auth Rev Tampa Bay Arena Proj (12)                  6.00%     10/1/2015     AAA      450     516,375
               Village Ctr Cmnty Dev Dist FL Recreational Rev Ser A (12)           5.20%     11/1/2025     AAA    1,000     996,250
                                                                                                                        -----------
               Total                                                                                                     10,632,086
-----------------------------------------------------------------------------------------------------------------------------------
Pollution      Citrus Cnty FL Poll Ctrl Rev FL Pwr Corp (12)                      6.625%      1/1/2027     AAA    5,740   5,952,263
9.48%          Hillsborough Cnty FL Ind Dev Auth Poll Ctrl Rev Tampa Elec          8.00%      5/1/2022      A1    2,500   2,666,575
               Jacksonville FL Poll Rev Anheuser-Busch Proj                        5.70%      8/1/2031      A+      750     770,625
                                                                                                                        -----------
               Total                                                                                                      9,389,463
-----------------------------------------------------------------------------------------------------------------------------------
Power 0.67%    Puerto Rico Elec Pwr Auth Pwr Rev Ser EE (12)                       4.75%      7/1/2024     AAA      690     663,263
-----------------------------------------------------------------------------------------------------------------------------------
Prerefunded    Dunedin FL Hosp Rev Mease Hlth Care (12)                            6.75%    11/15/2021     AAA    1,000   1,041,920
16.44%         Manatee Cnty FL Pub Util Rev Ser 91A (12)                           6.75%     10/1/2013     AAA    1,000   1,037,620
               Orlando & Orange Cnty Expwy Auth FL Expwy Rev (6)                   6.50%      7/1/2020     AAA      395     400,961
               Puerto Rico Elec Pwr Auth Pwr Rev RIBs+ (9)                        8.253%      7/1/2023     AAA    1,500   1,651,875
               Puerto Rico Muni Fin Agy PR Ser A                                   6.50%      7/1/2019     AAA    2,915   3,224,719
               Puerto Rico Tel Auth Rev RIBs+ (12)                                7.275%     1/25/2007     AAA    3,000   3,296,250
               Tampa FL Rev Allegany Hlth Sys St. Joseph (12)                      6.70%     12/1/2018     AAA    5,000   5,625,000
                                                                                                                        -----------
               Total                                                                                                     16,278,345
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Florida Ports Fin Commn Rev St Transn Tr
12.45%         Fd-Intermodal Pg AMT# (6)                                           5.50%     10/1/2029     AAA    1,295   1,322,519
               Jacksonville FL Port Auth Arpt Rev Ser A AMT# (6)                   6.25%     10/1/2024     AAA    1,000   1,070,000
               Miami-Dade Cnty FL Expwy Authtoll Sys Rev (6)                      6.375%      7/1/2029     AAA    1,250   1,400,000
               Pensacola FL Arpt Rev Ser A AMT# (12)                              6.125%     10/1/2018     AAA    1,250   1,368,750
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B              6.00%      7/1/2031       A    2,000   2,170,000
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B              6.00%      7/1/2039       A      500     542,500
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B              6.50%      7/1/2027       A    1,000   1,130,000
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser C              6.00%      7/1/2029       A      880     954,800
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev
               Ser PMD-9 RIBs+(9)                                                  8.28%      7/1/2026     AAA      500     559,375
               Santa Rosa Bay FL Brdg Auth Rev                               Zero Coupon      7/1/2015     BB+    3,140   1,150,025
               Santa Rosa Bay FL Brdg Auth Rev                               Zero Coupon      7/1/2022     BB+    3,000     656,250
                                                                                                                        -----------
               Total                                                                                                     12,324,219
-----------------------------------------------------------------------------------------------------------------------------------
Water/Sewer    Cocoa FL Wtr & Swr Rev (6)                                          4.50%     10/1/2026     AAA    1,000     892,500
18.91%         Florida St Governmental Util Auth Util Rev
               Poinciana Util Sys (2)                                             5.125%     10/1/2026     Aaa    1,000     998,750
               Hillsborough Cnty FL Assmt Rev Capacity Assmt Spl (9)              5.125%      3/1/2020     AAA      750     758,438
               Jacksonville FL Elec Auth Rev Wtr & Swr Ser A                      5.375%     10/1/2035     AA-    2,000   2,005,000
               Melbourne FL Wtr & Swr Rev (6)                                Zero Coupon     10/1/2025     AAA    2,900     786,625
               Miami Beach FL Stormwater Rev (6)                                   5.25%      9/1/2020     AAA    1,000   1,018,750
               Miami Beach FL Wtr & Swr Rev (2)                                    5.25%      9/1/2020     AAA    1,000   1,020,000
               Miami Beach FL Wtr & Swr Rev (2)                                    5.50%      9/1/2027     AAA    1,000   1,037,500
               Miami-Dade Cnty FL Wtr & Swr Rev Ser A (6)                          5.00%     10/1/2029     AAA    3,315   3,215,550
               Tampa Bay FL Wtr Util Sys Rev (6)                                   6.00%     10/1/2024     AAA    3,000   3,311,250
               Tampa Bay FL Wtr Util Sys Rev Ser B (6)                             4.75%     10/1/2027     AAA    3,945   3,673,780
                                                                                                                        -----------
               Total                                                                                                     18,718,143
-----------------------------------------------------------------------------------------------------------------------------------
               Total Municipal Bonds 98.03% (Cost $91,654,305)                                                          $97,061,151
-----------------------------------------------------------------------------------------------------------------------------------

               See Notes to Financial Statements

                                       29



               Schedule of Investments (unaudited)
               GEORGIA SERIES March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Education      Fulton Cnty GA Dev Auth Rev Morehouse College Proj (2)             5.875%     12/1/2030     AAA   $  500  $  536,875
9.90%          Private Colleges & Univ Auth GA Emory Univ Proj Ser A               5.50%     11/1/2020      AA      500     520,625
               Private Colleges & Univ Auth GA Emory Univ Proj Ser A               5.50%     11/1/2025      AA    1,000   1,032,500
               Private Colleges & Univ Auth GA Mercer Hsg Corp
               Proj Ser A (1)                                                     5.375%      6/1/2031       A      690     634,800
               Private Colleges & Univ Auth GA Mercer Univ Proj Ser A              5.25%     10/1/2025      A3      375     369,375
               Richmond County GA Pub Fac Cnty Bd Ed Proj (2)                      6.00%     11/1/2024     Aaa      500     561,875
                                                                                                                        -----------
               Total                                                                                                      3,656,050
-----------------------------------------------------------------------------------------------------------------------------------
General        Atlanta GA                                                          5.60%     12/1/2015      AA       95      98,681
Obligation     DeKalb Cnty GA                                                      6.00%      1/1/2020     AA+      250     257,523
20.32%         Forsyth Cnty GA Sch Dist                                            6.00%      2/1/2016     AA-    2,000   2,227,498
               Georgia St Ser C                                                    7.25%      7/1/2005     AAA    1,500   1,710,000
               Georgia St Ser C                                                    7.25%      7/1/2006     AAA    1,000   1,162,500
               Puerto Rico Comwlth (9)                                             5.50%      7/1/2017     AAA      500     523,750
               Puerto Rico Comwlth RIBs+ (9)                                      7.782%      7/1/2020     AAA      250     264,063
               Puerto Rico Comwlth RIBs+                                          7.928%      7/1/2029      A*    1,125   1,258,594
                                                                                                                        -----------
               Total                                                                                                      7,502,609
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare     Cobb Cnty GA Hosp Auth Rev Antic Ctfs Ser A (2)                     4.75%      4/1/2026     AAA      625     580,469
3.96%          Glynn-Brunswick GA Mem Hosp Auth Rev
               Southeast GA Hlth (12)                                              6.00%      8/1/2016     AAA      400     430,500
               Puerto Rico Ind Tourist Ed Med & Envr Ctrl Fac Hosp
               De La Concepcion                                                    6.50%    11/15/2020      AA      410     452,025
                                                                                                                        -----------
               Total                                                                                                      1,462,994
-----------------------------------------------------------------------------------------------------------------------------------
Housing 5.59%  DeKalb Cnty GA Hsg Auth Multi Fam Rev
               Lakes At Indian Creek AMT# (9)                                      7.15%      1/1/2025     AAA      500     543,750
               Georgia St Hsg & Fin Auth Rev Sing Fam Sub D-2 AMT#                 5.75%     12/1/2031     AAA      300     306,375
               Georgia St Hsg & Fin Auth Rev Sing Fam Mtg
               Sub Ser A-2 AMT# (7)                                                6.40%     12/1/2015     AAA      950   1,001,063
               Georgia St Hsg & Fin Auth Rev Sing Fam Mtg
               Sub Ser A-2 AMT# (7)                                                6.45%     12/1/2027     AAA      205     214,225
                                                                                                                        -----------
               Total                                                                                                      2,065,413
-----------------------------------------------------------------------------------------------------------------------------------
Industrial     Albany Dougherty GA Payroll Dev Auth
3.86%          Procter & Gamble AMT#                                               5.20%     5/15/2028      AA      500     488,750
               Effingham Cnty GA Dev Auth Fort James Proj AMT#                    5.625%      7/1/2018    BBB-    1,000     936,250
                                                                                                                        -----------
               Total                                                                                                      1,425,000
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous  Association Cnty GA Leasing Proj Rockdale Cnty
7.42%          GA Pub Purp Proj (2)                                               5.625%      7/1/2020     AAA       25      26,250
               Cobb Marietta GA Coliseum & Exhibit Hall Auth Rev (12)             5.625%     10/1/2026     AAA    1,000   1,085,000
               Fayette Cnty GA Pub Fac Auth Rev
               Criminal Justice Center Proj                                        6.00%      6/1/2030     Aa2    1,000   1,087,500
               George L Smith II GA World Congress Ctr Auth Rev
               Domed Stadium Proj AMT# (12)                                        5.75%      7/1/2015     AAA      500     538,750
                                                                                                                        -----------
               Total                                                                                                      2,737,500
-----------------------------------------------------------------------------------------------------------------------------------
Power 6.57%    Puerto Rico Elec Pwr Auth Pwr Rev Ser HH (9)                        5.25%      7/1/2029     AAA    2,380   2,424,625
-----------------------------------------------------------------------------------------------------------------------------------
Prerefunded    Albany GA Sew Sys Rev (12)                                         6.625%      7/1/2017     AAA      100     106,125
17.47%         Atlanta GA                                                         6.125%     12/1/2023      AA    2,000   2,207,500
               Chatham Cnty GA Sch Dist (12)                                       6.75%      8/1/2020     AAA    1,035   1,132,031
               Cobb Cnty GA Kennestone Hosp Auth Rev
               Ctfs Ser 86-A (12)                                            Zero Coupon      8/1/2015     AAA      395     177,256
               Metropolitan Atlanta GA Rapid Transn Auth
               Sales Tax Rev Ser O                                                 6.55%      7/1/2020      A1    1,000   1,028,200

               See Notes to Financial Statements

                                       30



               Schedule of Investments (unaudited)(continued)
               GEORGIA SERIES March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
               Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev
               Refunded Bal Ser T                                                 6.625%      7/1/2018       A   $  300  $  316,875
               Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs+ (9)                  9.269%      7/1/2018     AAA    1,000   1,213,750
               Savannah GA Economic Dev Auth Rev Sub Ser C                   Zero Coupon     12/1/2021     AAA    1,000     268,750
                                                                                                                        -----------
               Total                                                                                                      6,450,487
-----------------------------------------------------------------------------------------------------------------------------------
Solid Waste    Cobb Cnty GA Solid Waste Mgmt Auth Rev AMT#                         6.40%      1/1/2015     AAA      100     107,250
0.29%
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Atlanta GA Arpt Facs Rev AMT# (12)                            Zero Coupon      1/1/2010     AAA    1,500     943,125
10.37%         Atlanta GA Arpt Rev Ref Gen Ser A (6)                               5.60%      1/1/2030     AAA    1,000   1,041,250
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser A (12)         4.75%      7/1/2038     AAA    1,075   1,015,875
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser C              6.00%      7/1/2029       A      250     271,250
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev
               Ser PMD-9 RIBs+ (9)                                                 8.28%      7/1/2026     AAA      500     559,375
                                                                                                                        -----------
               Total                                                                                                      3,830,875
-----------------------------------------------------------------------------------------------------------------------------------
Water/Sewer    Albany GA Wtr Gas & Lt Commn Wtr Rev (6)                           5.375%     12/1/2020     Aaa      425     433,500
11.33%         Douglasville Douglas Cnty GA Wtr & Swr
               Auth Wtr & Swr Rev (6)                                              4.50%      6/1/2023     AAA    1,450   1,324,938
               Forsyth Cnty GA Wtr & Swr Auth Rev                                  5.00%      4/1/2025     AA-      500     490,000
               Forsyth Cnty GA Wtr & Swr Auth Rev                                  6.25%      4/1/2021     Aa2      750     833,438
               Henry Cnty GA & Henry Cnty Wtr & Swr Auth Rev (6)                  5.625%      2/1/2030     AAA    1,050   1,102,500
                                                                                                                        -----------
               Total                                                                                                      4,184,376
-----------------------------------------------------------------------------------------------------------------------------------
               Total Municipal Bonds 97.08% (Cost $34,233,444)                                                          $35,847,179
-----------------------------------------------------------------------------------------------------------------------------------

               Schedule of Investments (unaudited)
               MICHIGAN SERIES March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Education      Eastern MI Univ Rev (6)                                             5.50%      6/1/2027     AAA   $  500  $  512,500
8.07%          Eastern MI Univ Rev Gen-Ser B (6)                                   5.60%      6/1/2025     AAA    1,430   1,490,775
               Grand Valley MI St Univ Rev (6)                                     5.50%      2/1/2018     AAA    1,150   1,230,500
               Wayne Cnty MI Cmnty College Impt (2)                                5.50%      7/1/2019     AAA      565     588,306
                                                                                                                        -----------
               Total                                                                                                      3,822,081
-----------------------------------------------------------------------------------------------------------------------------------
Finance 1.16%  Puerto Rico Comwlth Infrastructure Fin Auth Spl
               Rites - PA 822 RIBs+                                               6.938%     10/1/2040     AAA      500     548,750
-----------------------------------------------------------------------------------------------------------------------------------
General        Belding MI Area Sch (2)                                             5.00%      5/1/2026     AAA      400     391,000
Obligation     Detroit MI City Sch Dist Ser B (6)                                  4.75%      5/1/2028     AAA    1,300   1,207,375
34.12%         Greenville MI Pub Sch Ref                                           5.00%      5/1/2025     AAA    1,000     973,750
               Greenville MI Pub Sch Ref                                           5.25%      5/1/2015     AAA      595     623,263
               Hartland MI Cons Sch Dist Ref                                      5.125%      5/1/2029     AAA    1,000     978,750
               Howell MI Pub Sch Ref                                               5.00%      5/1/2025     Aaa    1,500   1,460,625
               Kaleva Norman Etc MI Sch Dist Bldg & Site (6)                       6.00%      5/1/2025     Aaa      600     677,250
               Lake Orion MI Cmnty Sch Dist Ser A (9)                              6.00%      5/1/2017     AAA    1,335   1,460,156
               Memphis MI Cmnty Sch (6)                                            5.25%      5/1/2029     Aaa      150     150,938
               Michigan St Environmental Protn Prog                                5.25%     11/1/2020     AAA    1,000   1,017,500
               Paw Paw MI Pub Sch Dist Sch Bldg & Site                             6.00%      5/1/2030     AAA      575     619,563
               Plymouth-Canton MI Cmnty Sch Dist (9)                               4.75%      5/1/2023     AAA    1,900   1,783,625
               Puerto Rico Comwlth RIBs+                                          7.928%      7/1/2029      A*      925   1,034,844

               See Notes to Financial Statements

                                       31



               Schedule of Investments (unaudited)(continued)
               MICHIGAN SERIES March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------

               Saline MI Area Sch (6)                                              5.50%      5/1/2015     AAA   $  750  $  776,250
               South Lyon MI Cmnty Sch (9)                                         5.50%      5/1/2023     AAA    1,425   1,469,531
               Southgate MI Cmnty Sch Dist (6)                                     5.00%      5/1/2025     AAA    1,050   1,026,375
               Wayne Cnty MI Bldg Auth Cap Impt Ser A (12)                         5.25%      6/1/2016     AAA      500     511,875
                                                                                                                        -----------
               Total                                                                                                     16,162,670
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare     Kalamazoo MI Hosp Fin Auth Fac Rev RIBs+ (6)                       6.618%      6/1/2011     AAA    2,000   2,127,500
7.76%          Puerto Rico Ind Tourist Ed Med Ryder Mem Hosp Proj Ser A            6.70%      5/1/2024    BBB-    1,575   1,545,469
                                                                                                                        -----------
               Total                                                                                                      3,672,969
-----------------------------------------------------------------------------------------------------------------------------------
Housing 3.77%  Michigan St Hsg Dev Auth Ser B                                      6.95%     12/1/2020     AA+      355     364,585
               Michigan St Hsg Dev Auth Ser D                                      5.95%     12/1/2016     AA+      500     528,750
               Michigan St Hsg Dev Auth Ser E AMT#                                 6.20%     12/1/2027     AA+      865     893,113
                                                                                                                        -----------
               Total                                                                                                      1,786,448
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous  Michigan Muni Bd Auth Rev Unrefunded Balance (2)                    6.75%     11/1/2014     AAA      295     322,656
5.27%          Michigan St Ctfs Partn (2)                                    Zero Coupon      6/1/2022     AAA    2,000     647,500
               Michigan St Hse Representative Ctfs Partn (2)                 Zero Coupon     8/15/2024     AAA    3,565   1,042,763
               Wayne Charter Cnty MI Arpt Hotel-Detroit Met Arpt
               Ser A (12)                                                          5.00%     12/1/2030     AAA      500     482,500
                                                                                                                        -----------
               Total                                                                                                      2,495,419
-----------------------------------------------------------------------------------------------------------------------------------
Power 3.22%    Michigan St Strategic Fd Disp Rev Genesee
               Pwr Station AMT#                                                    7.50%      1/1/2021     BB*      500     486,875
               Michigan St Strategic Fd Ltd Oblig (2)                              7.00%      5/1/2021     AAA      500     625,625
               Michigan St Strategic Fd Ltd Oblig Rev Detroit
               Ed Ser BB AMT# (12)                                                 7.00%     7/15/2008     AAA      350     413,000
                                                                                                                        -----------
               Total                                                                                                      1,525,500
-----------------------------------------------------------------------------------------------------------------------------------
Prerefunded    Alpena MI Pub Schs (12)                                            5.625%      5/1/2022     AAA      500     546,250
25.62%         Anchor Bay MI Sch Dist Sch Bldg & Site Ser I (6)                    6.00%      5/1/2023     AAA    1,100   1,241,625
               Greenville MI Pub Sch (9)                                           6.00%      5/1/2025     AAA    1,000   1,128,750
               Hartland MI Cons Sch Dist (6)                                       6.00%      5/1/2021     AAA    1,950   2,213,247
               Howell MI Pub Sch (12)                                              6.00%      5/1/2025     AAA    1,100   1,225,125
               Huron Valley MI Sch Dist (6)                                        5.75%      5/1/2022     AAA      250     275,000
               Lake Orion MI Cmnty Sch Dist (2)                                    7.00%      5/1/2020     AAA    1,050   1,190,438
               Lakeview MI Cmnty Sch (6)                                           5.60%      5/1/2022     AAA      210     229,163
               Michigan Muni Bd Auth Rev Prerefunded Ser G (2)                     6.75%     11/1/2014     AAA    1,205   1,355,625
               Potterville MI Pub Sch (9)                                          6.00%      5/1/2029     AAA    1,000   1,128,750
               Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs+ (9)                  9.269%      7/1/2018     AAA      500     606,875
               Puerto Rico Tel Auth Rev RIBs+ (12)                                7.168%     1/16/2015     AAA      900     994,500
                                                                                                                        -----------
               Total                                                                                                     12,135,348
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B              6.00%      7/1/2031       A    1,000   1,085,000
6.33%          Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B              6.00%      7/1/2039       A      500     542,500
               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B              6.50%      7/1/2027       A    1,000   1,130,000
               Wayne Charter Cnty MI Arpt Rev Detroit Met Wayne Cnty
               Arpt Ser B (12)                                                     5.00%     12/1/2028     AAA      250     241,875
                                                                                                                        -----------
               Total                                                                                                      2,999,375
-----------------------------------------------------------------------------------------------------------------------------------
Water/Sewer    Detroit MI Swr Disp Rev Ref-Ser B (12)                              5.25%      7/1/2021     AAA      805     810,031
3.08%          Muskegon Heights MI Wtr Sys Ser A (12)                             5.625%     11/1/2020     Aaa      300     315,000
               Muskegon Heights MI Wtr Sys Ser A (12)                             5.625%     11/1/2025     Aaa      320     334,400
                                                                                                                        -----------
               Total                                                                                                      1,459,431
-----------------------------------------------------------------------------------------------------------------------------------
               Total Municipal Bonds 98.40% (Cost $43,485,881)                                                          $46,607,991
-----------------------------------------------------------------------------------------------------------------------------------

               See Notes to Financial Statements

                                       32



               Schedule of Investments (unaudited)
               PENNSYLVANIA SERIES March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Education      Montgomery Cnty PA Ind Dev Auth Rev Hill Sch Proj (12)              5.35%     8/15/2027     Aaa   $2,250 $ 2,269,688
17.54%         New Wilmington PA Muni Auth Rev Westminster College (1)             5.35%      3/1/2028       A    1,000     931,250
               Pennsylvania St Higher Ed Assistance Agy Student Ln
               Rev RIBs+ AMT# (2)                                                 8.386%      3/1/2022     AAA    3,000   3,330,000
               Pennsylvania St Higher Ed Fac Auth Bryn Mawr College (2)           5.125%     12/1/2029     AAA      400     396,000
               Pennsylvania St Higher Ed Fac Auth College & Univ
               Gwynedd-Mercy CLG (3)                                               5.50%     11/1/2031      AA    1,000     982,500
               Pennsylvania St Higher Ed Fac Auth College & Univ of
               the Arts (3)                                                       5.625%     3/15/2025      AA    1,000   1,005,000
               Pennsylvania St Higher Ed Fac Auth College & Univ of
               the Arts (3)                                                        5.75%     3/15/2030      AA      500     508,125
               Pennsylvania St Higher Ed Fac Auth Drexel Univ                      6.00%      5/1/2029      A-      800     831,000
               Pennsylvania St Higher Ed Fac Auth Rev Lafayette College Proj       6.00%      5/1/2030     AA-    1,425   1,535,438
               Pennsylvania St Higher Ed Fac Auth Rev Univ Sciences
               Philadelphia (12)                                                   5.25%     11/1/2025     AAA    1,000   1,003,750
               Pennsylvania St Higher Ed Fac Auth Ser A (12)                      6.625%     8/15/2009     AAA      325     343,688
               State Pub Sch Bldg Auth PA College Rev College Rev (2)        Zero Coupon     7/15/2014     AAA      295     150,819
               State Pub Sch Bldg Auth PA College Rev College Rev (2)        Zero Coupon     7/15/2015     AAA      295     141,600
               State Pub Sch Bldg Auth PA College Rev College Rev (2)        Zero Coupon     7/15/2016     AAA      295     132,750
               State Pub Sch Bldg Auth PA College Rev Del Cnty Cmnty
               College Proj (12)                                                   5.50%     10/1/2020     AAA      800     829,000
               State Pub Sch Bldg Auth PA College Rev Northampton
               Area Cmnty Coll (2)                                                 5.75%      3/1/2020     AAA    1,775   1,883,719
                                                                                                                        -----------
               Total                                                                                                     16,274,327
-----------------------------------------------------------------------------------------------------------------------------------
Finance 1.47%  Delaware Valley PA Regl Fin Auth Loc Govt Rev Ser C (2)             7.75%      7/1/2027     AAA    1,000   1,362,500
-----------------------------------------------------------------------------------------------------------------------------------
General        Canon McMillan Sch Dist PA Cap Apprec Ser A (6)               Zero Coupon     12/1/2025     AAA    1,470     391,388
Obligation     Lancaster PA Ser A (6)                                              4.50%      5/1/2028     AAA    1,950   1,735,500
19.83%         Mifflin Cnty PA (6)                                                5.625%      9/1/2031     AAA    1,250   1,295,313
               North East PA Sch Dist (6)                                          5.20%      9/1/2023     AAA    1,000   1,002,500
               Philadelphia PA Sch Dist Ser A (9)                                  5.75%      2/1/2019     AAA      450     477,563
               Philadelphia PA Sch Dist Ser A (9)                                  5.75%      2/1/2020     AAA      250     265,000
               Philadelphia PA Sch Dist Ser A (9)                                  5.75%      2/1/2021     AAA      500     528,125
               Philadelphia PA Sch Dist Ser A (9)                                  5.75%      2/1/2030     AAA    1,250   1,326,563
               Pine-Richland Sch Dist PA Ser B (9)                                 5.00%      9/1/2029     AAA    1,250   1,207,813
               Puerto Rico Comwlth (12)                                            5.00%      7/1/2024     AAA    1,000   1,000,000
               Puerto Rico Comwlth (9)                                             5.00%      7/1/2027     AAA      500     498,750
               Puerto Rico Comwlth Ref Pub Impt (9)                                4.50%      7/1/2023     AAA    2,000   1,872,500
               Puerto Rico Comwlth Ser A                                           6.00%      7/1/2014       A    1,000   1,033,750
               Ridley PA Sch Dist (6)                                              5.00%    11/15/2029     AAA    1,000     968,750
               Riverside PA Sch Dist (6)                                           5.50%    10/15/2020     AAA    1,000   1,036,250
               Somerset Cnty PA Ser A (6)                                          5.00%     10/1/2027     Aaa    2,430   2,360,138
               Spring-Ford PA Area Sch Dist (6)                                    4.75%      3/1/2025     Aaa    1,500   1,402,500
                                                                                                                        -----------
               Total                                                                                                     18,402,403
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare     Chester Cnty PA Hlth & Ed Fac Auth Hlth Sys Rev RIBs+ (2)           7.80%     5/15/2020     AAA    2,600   2,707,250
10.16%         Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr (1)           5.30%     12/1/2027       A    1,000     918,750
               Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr (1)          5.375%     12/1/2018       A    1,000     961,250
               Pottsville PA Hosp Auth Hosp Rev Hosp & Warne Clinic (1)           5.625%      7/1/2024       A      500     483,750
               Puerto Rico Ind Tourist Ed Med & Envr Ctrl Fac Rev Hosp
               Mutuo Oblig Grp Ser A (12)                                          6.25%      7/1/2024     AAA      850     910,563
               Sayre PA Hlth Care Fac Auth Rev Tioga Nursing Fac Ser A (2)         7.25%     10/1/2018     AAA    1,500   1,519,500
               Scranton-Lackawanna PA Hlth & Welfare Auth Rev Hosp
               Moses Taylor Hosp Proj                                              6.20%      7/1/2017    BBB-    1,055     915,213


               See Notes to Financial Statements

                                       33



               Schedule of Investments (unaudited)(continued)
               PENNSYLVANIA SERIES March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
               York Cnty PA Hosp Auth Rev York Hosp (2)                            5.25%      7/1/2017     AAA   $1,000 $ 1,012,500
                                                                                                                        -----------
               Total                                                                                                      9,428,776
-----------------------------------------------------------------------------------------------------------------------------------
Housing 3.35%  Pennsylvania Hsg Fin Agy Sing Fam Mtg Ser 41-B AMT#                 6.65%      4/1/2025     AA+      990   1,034,550
               Pennsylvania Hsg Fin Agy Sing Fam Mtg Ser 42 AMT#                   6.85%      4/1/2025     AA+    1,970   2,075,888
                                                                                                                        -----------
               Total                                                                                                      3,110,438
-----------------------------------------------------------------------------------------------------------------------------------
Industrial     Bradford Cnty PA Ind Dev Auth Intl Paper Co Proj Ser A AMT#         6.60%      3/1/2019    BBB+    1,250   1,289,063
1.39%
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous  Allegheny Cnty PA Redev Auth Tax Increment Rev
3.76%          Waterfront Proj Ser A                                               6.30%    12/15/2018     A-*    1,000   1,038,750
               Philadelphia PA Auth Ind Dev Rev Ed Cmnty Foreign
               Med Grads (12)                                                      5.00%      6/1/2015     AAA      250     250,625
               Philadelphia PA Auth Ind Dev Rev Natl Board
               Med Examiners (12)                                                  4.60%      5/1/2012     AAA    1,000   1,005,000
               Washington Cnty PA Auth Rev Cap Fdg Rev Proj &
               Equip Prog (2)                                                      6.15%     12/1/2029     AAA    1,025   1,197,969
                                                                                                                        -----------
               Total                                                                                                      3,492,344
-----------------------------------------------------------------------------------------------------------------------------------
Pollution      Allegheny Cnty PA Ind Dev Auth Rev Envr Impt USX Proj               6.10%     7/15/2020    Baa1    1,000     967,500
2.76%          York Cnty PA Ind Dev Auth Poll Ctrl Rev Pub Svc Elec &
               Gas Ser A (12)                                                      6.45%     10/1/2019     AAA    1,475   1,591,156
                                                                                                                        -----------
               Total                                                                                                      2,558,656
-----------------------------------------------------------------------------------------------------------------------------------
Power 3.28%    Pennsylvania Econ Dev Recov Rev Northampton
               Gen Ser A AMT#                                                      6.60%      1/1/2019    BBB-    1,500   1,494,375
               Philadelphia PA Gas Wks Rev First Ser B (9)                         5.00%      7/1/2028     AAA      500     483,125
               Puerto Rico Elec Pwr Auth Pwr Rev Ser X                             6.00%      7/1/2015      A-    1,000   1,067,500
                                                                                                                        -----------
               Total                                                                                                      3,045,000
-----------------------------------------------------------------------------------------------------------------------------------
Prerefunded    Bethlehem PA Area Sch Dist (12)                                     6.00%      3/1/2016     AAA    1,000   1,100,000
16.83%         Pennsylvania Conv Ctr Auth Rev Ser A (6)                            6.70%      9/1/2016     AAA      855   1,013,175
               Pennsylvania Intergovt Coop Auth Spl Tax
               Rev Funding Prog (6)                                                6.75%     6/15/2021     AAA    2,000   2,240,000
               Philadelphia PA Gas Wks Rev Twelfth Ser B (12)                      7.00%     5/15/2020     AAA    2,220   2,700,075
               Puerto Rico Comwlth                                                 6.45%      7/1/2017     AAA    1,900   2,101,875
               Puerto Rico Comwlth (12)                                            6.45%      7/1/2017     AAA      700     774,375
               Puerto Rico Elec Pwr Auth Pwr Rev RIBs+(9)                         8.253%      7/1/2023     AAA    3,000   3,303,742
               Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs+(9)                   9.269%      7/1/2018     AAA    1,500   1,820,625
               Puerto Rico Elec Pwr Auth Pwr Rev Ser X                            6.125%      7/1/2021      A-      500     559,375
                                                                                                                        -----------
               Total                                                                                                     15,613,242
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Allegheny Cnty PA Arpt Rev (12)                                     5.00%      1/1/2017     AAA    1,000   1,001,250
17.91%         Allegheny Cnty PA Port Auth Spl Rev Transn (6)                      5.00%      3/1/2025     AAA    1,000     971,250
               Allegheny Cnty PA Port Auth Spl Rev Transn (12)                    6.125%      3/1/2029     AAA      500     571,250
               Delaware River Port Auth PA & NJ Rev (9)                            6.00%      1/1/2019     AAA    1,000   1,088,750
               Pennsylvania St Tpk Comm Tpk Rev Ser N (12)                         5.50%     12/1/2017     AAA      200     200,806
               Pennsylvania St Tpk Comm Tpk Rev Ser R (2)                          5.00%     12/1/2023     AAA    1,500   1,464,375
               Pennsylvania St Tpk Comm Tpk Rev Ser R (2)                          5.00%     12/1/2026     AAA    3,250   3,156,563
               Pennsylvania St Tpk Comm Tpk Rev Ser R (2)                          5.00%     12/1/2030     AAA    1,500   1,447,500
               Philadelphia PA Pkg Auth Pkg Rev (2)                                5.00%      2/1/2027     AAA    1,000     970,000
               Philadelphia PA Pkg Auth Pkg Rev Arpt (9)                           5.25%      9/1/2022     AAA    1,000   1,007,500
               Philadelphia PA Pkg Auth Rev Ser A (2)                              5.25%     2/15/2029     AAA      130     130,163
               Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser V                6.625%      7/1/2012       A    1,615   1,685,656
               Puerto Rico Port Auth Rev Ser D AMT# (6)                            7.00%      7/1/2014     AAA    1,000   1,027,270

               See Notes to Financial Statements

                                       34



               Schedule of Investments (unaudited)(continued)
               PENNSYLVANIA SERIES March 31, 2001


                                                                                                       Rating: Principal
                                                                                             Maturity   S&P or   Amount
               Investments                                                        Coupon         Date  Moody's    (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
               Southeastern PA Transn Auth (6)                                     4.75%      3/1/2029     AAA   $  675  $  624,375
               Southeastern PA Transn Auth PA Spl Rev Ser A (6)                    4.75%      3/1/2024     AAA    1,350   1,267,313
                                                                                                                        -----------
               Total                                                                                                     16,614,021
-----------------------------------------------------------------------------------------------------------------------------------
Water/Sewer    Allegheny Cnty PA San Auth Swr Rev (12)                            5.375%     12/1/2024     AAA    2,000   2,032,500
3.54%          Bucks Cnty PA Wtr & Swr Auth Neshaminy
               Interceptor Swr Sys (2)                                             5.50%      6/1/2017     Aaa      465     483,019
               North Huntingdon Township PA Muni (2)                               5.25%      4/1/2019     AAA      760     772,350
                                                                                                                        -----------
               Total                                                                                                      3,287,869
----------------------------------------------------------------------------------------------------------------------------------
               Total Municipal Bonds 101.82% (Cost $90,083,276)                                                        $ 94,478,639
----------------------------------------------------------------------------------------------------------------------------------

          ETM  Escrow to Maturity.

          # Income from the security may be subject to Alternative Minimum Tax (AMT).

          * This investment has not been rated by an independent rating service but is, in Lord Abbett's opinion, of comparable quality to the rating shown.

          **   Rated by Fitch.

          + Residual interest bond (RIB). The interest rate is subject to change periodically and inversely to the prevailing market rate.

               The interest rate shown is the rate in effect at March 31, 2001.

               Insured or guaranteed by the indicated municipal bond insurance corporation or Federal Agency:

          (1)  American Capital Assets

          (2)  American Municipal Bond Assurance Corporation

          (3)  Asset Guaranty

          (4)  Bond Investors Guaranty

          (5)  College Construction Loan Insurance Association

          (6)  Financial Guaranty Insurance Company

          (7)  Federal Housing Administration

          (8)  Federal National Mortgage Association

          (9)  Financial Security Assurance, Inc.

          (10) Government National Mortgage Association


          (11) Government National Mortgage Association/Federal National Mortgage Association

          (12) Municipal Bond Investors Assurance
               See Notes to Financial Statements

 Statements of Assets and Liabilities (unaudited)
 March 31, 2001


                                            National     California   Connecticut         Hawaii      Minnesota        Missouri
 ASSETS:
   Investments in securities, at cost   $538,317,544   $191,290,383   $ 96,464,265    $69,463,835    $21,535,135    $117,101,174
----------------------------------------------------------------------------------------------------------------------------------
   Investments in securities, at value  $559,650,580   $199,750,751   $100,118,304    $72,444,063    $22,207,104    $122,492,329
   Cash                                    9,730,546      2,204,482              -      1,348,055      1,149,386       1,863,798
   Receivables:
      Interest                             7,959,607      3,366,692      1,535,342      1,031,004        290,714       1,520,358
      Investment securities sold           3,287,375      2,843,788        504,418              -              -         121,908
      Capital shares sold                    499,433        120,743         19,449         29,200         48,248         491,067
----------------------------------------------------------------------------------------------------------------------------------
   Total assets                          581,127,541    208,286,456    102,177,513     74,852,322     23,695,452     126,489,460
----------------------------------------------------------------------------------------------------------------------------------


 LIABILITIES:
   Payables:
      Investment securities purchased     12,495,227      4,284,852              -              -        598,398         744,720
      Capital shares reacquired              297,997        729,398        116,122              -         10,000         114,463
      Management fee                         239,685         85,879         42,851         31,468              -          52,788
      12b-1 distribution fees                324,337         88,336         53,746         12,575              -          63,876
      Directors'/Trustees' fees              283,748        169,967         24,568         18,102          1,405          27,608
      Payable to bank                              -              -        414,984              -              -               -
   Dividends payable                       2,140,103        754,817        380,589        279,489         94,701         473,942
   Accrued expenses                          130,503         55,063         28,257         18,409          8,827          31,710
----------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                      15,911,600      6,168,312      1,061,117        360,043        713,331       1,509,107
----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                             $565,215,941   $202,118,144   $101,116,396    $74,492,279    $22,982,121    $124,980,353
----------------------------------------------------------------------------------------------------------------------------------


 COMPOSITION OF NET ASSETS:
 Paid-in capital                        564,885,502     210,903,761    100,992,230     74,655,661     23,039,473     122,765,451
 Undistributed
(distributions in excess of)
  net investment income                  (1,847,300)      (72,214)      (203,775)       (93,525)      (102,534)       (642,685)
 Accumulated net realized
 loss on investments                    (19,155,297)    (17,173,771)    (3,326,098)    (3,050,085)      (626,787)     (2,533,568)
 Net unrealized appreciation
 on investments                          21,333,036       8,460,368      3,654,039      2,980,228        671,969       5,391,155
----------------------------------------------------------------------------------------------------------------------------------
 Net Assets                            $565,215,941    $202,118,144   $101,116,396    $74,492,279    $22,982,121    $124,980,353
----------------------------------------------------------------------------------------------------------------------------------

 Net assets by class:
 Class A Shares                        $505,901,862    $190,840,311   $101,116,396    $74,492,279    $22,982,121    $124,980,353
 Class B Shares                        $ 23,276,880               -              -              -              -               -
 Class C Shares                        $ 36,037,199    $ 11,277,833              -              -              -               -

 Outstanding shares by class:
 Class A Shares                          44,989,006      17,723,257      9,877,548     14,943,367      4,613,033      24,112,581
 Class B Shares                           2,064,520               -              -              -              -               -
 Class C Shares                           3,199,416       1,046,467              -              -              -               -

 Net asset value, offering
 and redemption price per share
 (net assets divided by
 outstanding shares):
 Class A Shares-Net asset value             $11.25          $10.77         $10.24          $4.98          $4.98           $5.18
 Class A Shares-
 Maximum offering price
 (Net asset value plus sales
  charge of 3.25%)                          $11.63          $11.13         $10.58          $5.15          $5.15           $5.35
 Class B Shares-Net asset value             $11.27            -              -              -              -               -
 Class C Shares-Net asset value             $11.26          $10.78           -              -              -               -
----------------------------------------------------------------------------------------------------------------------------------


                                         New Jersey        New York           Texas     Washington        Florida        Georgia
 ASSETS:
   Investments in securities, at cost   $150,420,944    $235,595,427     $72,257,500    $43,138,432   $ 91,654,305    $34,233,444
----------------------------------------------------------------------------------------------------------------------------------
   Investments in securities, at value  $158,849,201    $249,595,934     $76,916,662    $45,566,609   $ 97,061,151    $35,847,179
   Cash                                    4,909,159       1,859,780         413,447              -      2,062,900        880,240
   Receivables:
      Interest                             2,172,901       3,491,732       1,269,349        624,322      1,512,523        576,299
      Investment securities sold           3,788,594               -       1,543,558      2,421,399              -              -
      Capital shares sold                    109,212          62,994          43,547              -         97,551        293,808
----------------------------------------------------------------------------------------------------------------------------------
   Total assets                          169,829,067     255,010,440      80,186,563     48,612,330    100,734,125     37,597,526
----------------------------------------------------------------------------------------------------------------------------------


 LIABILITIES:
   Payables:
      Investment securities purchased      9,712,746       2,421,002       3,128,412      1,527,099      1,004,189        494,444
      Capital shares reacquired               35,934         208,550          26,456          7,307        162,922         20,318
      Management fee                          67,348         105,660          32,512         19,424         42,242              -
      12b-1 distribution fees                 69,382         135,515          42,978              -         68,948              -
      Directors'/Trustees' fees               41,407         141,524          30,747         15,613         37,664          1,847
      Payable to bank                              -               -               -      1,153,474              -              -
   Dividends payable                         636,901         964,009         298,799        184,523        368,031        140,114
   Accrued expenses                           45,038          67,543          24,086         16,131         42,621         16,044
----------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                      10,608,756       4,043,803       3,583,990      2,923,571      1,726,617        672,767
----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                             $159,220,311    $250,966,637     $76,602,573    $45,688,759   $ 99,007,508    $36,924,759
----------------------------------------------------------------------------------------------------------------------------------


 COMPOSITION OF NET ASSETS:
 Paid-in capital                         157,372,454     251,532,507      76,701,781     44,977,818    105,637,975     35,986,005
 Undistributed
(distributions in excess of)
  net investment income                   (922,628)     (1,029,723)       (502,655)       459,645        (72,396)      (108,557)
 Accumulated net realized
 loss on investments                      (5,657,772)    (13,536,654)     (4,255,715)    (2,176,881)   (11,964,917)      (566,424)
 Net unrealized appreciation
 on investments                            8,428,257      14,000,507       4,659,162      2,428,177      5,406,846      1,613,735
----------------------------------------------------------------------------------------------------------------------------------
 Net Assets                             $159,220,311    $250,966,637     $76,602,573    $45,688,759   $ 99,007,508    $36,924,759
----------------------------------------------------------------------------------------------------------------------------------

 Net assets by class:
 Class A Shares                         $159,220,311    $245,250,645     $76,602,573    $45,688,759   $ 94,436,074    $36,924,759
 Class B Shares                                    -               -               -              -              -              -
 Class C Shares                                    -      $5,715,992               -              -    $ 4,571,434              -

 Outstanding shares by class:
 Class A Shares                           30,841,843      22,107,937       7,763,884      8,922,477     19,764,251      6,903,741
 Class B Shares                                    -               -               -              -              -              -
 Class C Shares                                    -         514,713               -              -        954,834              -

 Net asset value, offering
 and redemption price per share
 (net assets divided by
 outstanding shares):
 Class A Shares-Net asset value               $5.16          $11.09           $9.87          $5.12          $4.78          $5.35
 Class A Shares-
 Maximum offering price
 (Net asset value plus sales
  charge of 3.25%)                            $5.33          $11.46          $10.20          $5.29          $4.94          $5.53
 Class B Shares-Net asset value                -               -               -              -              -              -
 Class C Shares-Net asset value                -             $11.11            -              -             $4.79           -
----------------------------------------------------------------------------------------------------------------------------------




                                             Michigan   Pennsylvania
 ASSETS:
   Investments in securities, at cost      $43,485,881    $90,083,276
---------------------------------------------------------------------
   Investments in securities, at value     $46,607,991    $94,478,639
   Cash                                              -              -
   Receivables:
      Interest                                 859,700      1,364,982
      Investment securities sold               575,217         10,000
      Capital shares sold                            -         73,144
---------------------------------------------------------------------
   Total assets                             48,042,908     95,926,765
---------------------------------------------------------------------


 LIABILITIES:
   Payables:
      Investment securities purchased                -      1,219,994
      Capital shares reacquired                  6,000         51,067
      Management fee                            20,080         39,464
      12b-1 distribution fees                        -         32,909
      Directors'/Trustees' fees                  9,301         19,018
      Payable to bank                          433,949      1,378,774
   Dividends payable                           181,538        356,353
   Accrued expenses                             24,809         43,765
---------------------------------------------------------------------
   Total liabilities                           675,677      3,141,344
---------------------------------------------------------------------
 NET ASSETS                                $47,367,231    $92,785,421
---------------------------------------------------------------------


 COMPOSITION OF NET ASSETS:
 Paid-in capital                            46,698,485     90,439,880
 Undistributed
(distributions in excess of)
  net investment income                     (142,573)      (454,722)
 Accumulated net realized
 loss on investments                        (2,310,791)    (1,595,100)
 Net unrealized appreciation
 on investments                              3,122,110      4,395,363
---------------------------------------------------------------------
 Net Assets                                $47,367,231    $92,785,421
---------------------------------------------------------------------

 Net assets by class:
 Class A Shares                            $47,367,231    $92,785,421
 Class B Shares                                      -              -
 Class C Shares                                      -              -

 Outstanding shares by class:
 Class A Shares                              9,218,209     18,037,734
 Class B Shares                                      -              -
 Class C Shares                                      -              -

 Net asset value, offering
 and redemption price per share
 (net assets divided by
 outstanding shares):
 Class A Shares-Net asset value                 $5.14          $5.14
 Class A Shares-
 Maximum offering price
 (Net asset value plus sales
  charge of 3.25%)                              $5.31          $5.31
 Class B Shares-Net asset value                  -              -
 Class C Shares-Net asset value                  -              -
---------------------------------------------------------------------


See Notes to Financial Statements



36-37


Statements of Operations (unaudited)
 For the Six Months Ended March 31, 2001

 Investment Income:                   National     California   Connecticut         Hawaii      Minnesota    Missouri  New Jersey

 Interest                          $16,038,655     $5,767,216     $2,933,270     $1,957,404       $584,132  $3,530,241  $4,566,384

 Expenses:
 Management fee                      1,393,454        503,703        250,414        181,401         54,606     308,447     390,105
 12b-1 distribution plan-Class A       925,069        351,823        185,022        135,595              -     227,930     288,424
 12b-1 distribution plan-Class B       104,051              -              -              -              -           -           -
 12b-1 distribution plan-Class C       179,170         52,422              -              -              -           -           -
 Shareholder servicing                 160,216         44,543         23,376         16,885          6,822      38,676      41,874
 Custody                               117,811         24,245          9,443          8,518         18,389      27,535      29,211
 Reports to shareholders                95,653         28,849         16,544         13,421          2,905      21,097      28,036
 Professional                           48,574         18,095         10,821          9,489          7,374      14,981      11,955
 Registration                           29,066          3,688          4,576          1,743          2,012       2,210         733
 Directors'/Trustees' fees              10,000          3,553          1,868          1,307            462       2,150       2,742
 Other                                  88,939         28,776         12,553         11,725          4,302      16,099       23,99
----------------------------------------------------------------------------------------------------------------------------------
 Gross expenses                      3,152,003      1,059,697        514,617        380,084         96,872     659,125     817,076
   Management fee waived                     -              -              -              -        (54,606)          -           -
   Expense reductions                 (165,314)       (24,790)       (10,093)        (8,558)       (18,389)    (27,522)    (29,622
----------------------------------------------------------------------------------------------------------------------------------
 Net expenses                        2,986,689      1,034,907        504,524        371,526         23,877     631,603     787,454
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income              13,051,966      4,732,309      2,428,746      1,585,878        560,255   2,898,638   3,778,930
----------------------------------------------------------------------------------------------------------------------------------

 Realized and unrealized
 gain on investments:
 Net realized gain on investments    6,933,145      5,182,417        675,335        274,111        216,397     732,082   1,128,181
 Net change in unrealized
 appreciation/depreciation
 on investments                     18,452,905      4,079,401      3,868,098      2,212,224        787,145   4,905,304   5,472,302
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain on investments                25,386,050      9,261,818      4,543,433      2,486,335      1,003,542   5,637,386   6,600,483
----------------------------------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets
 Resulting From Operations         $38,438,016    $13,994,127     $6,972,179     $4,072,213     $1,563,797  $8,536,024 $10,379,413
----------------------------------------------------------------------------------------------------------------------------------



 Investment Income:                    New York           Texas     Washington        Florida        Georgia

 Interest                             $7,094,096      $1,981,499     $1,350,853     $2,864,728       $865,591

 Expenses:
 Management fee                          606,739         190,110        113,879        249,414         82,280
 12b-1 distribution plan-Class A         438,406         140,472              -        173,621              -
 12b-1 distribution plan-Class B               -               -              -              -              -
 12b-1 distribution plan-Class C          26,280               -              -         22,163              -
 Shareholder servicing                    74,403          20,257         16,767         22,168          8,888
 Custody                                  32,466          30,446          2,446         35,237         22,669
 Reports to shareholders                  48,286          12,311         10,583         12,162          3,336
 Professional                             21,845           9,127          9,374         14,741         12,144
 Registration                              3,050           2,372          3,697          2,345          1,563
 Directors'/Trustees' fees                 4,239           1,371            780          1,867            581
 Other                                    42,299          12,620          7,693         15,743          5,558
----------------------------------------------------------------------------------------------------------------
 Gross expenses                        1,298,013         419,086        165,219        549,461        137,019
   Management fee waived                       -               -              -              -        (82,280)
   Expense reductions                    (33,057)        (30,754)        (2,487)       (35,501)       (17,893)
----------------------------------------------------------------------------------------------------------------
 Net expenses                          1,264,956         388,332        162,732        513,960         36,846
----------------------------------------------------------------------------------------------------------------
 Net investment income                 5,829,140       1,593,167      1,188,121      2,350,768        828,745
----------------------------------------------------------------------------------------------------------------

 Realized and unrealized
 gain on investments:
 Net realized gain on investments      4,571,276         917,683        520,667        749,883        442,962
 Net change in unrealized
 appreciation/depreciation
 on investments                        8,325,836       2,884,645      1,589,487      3,685,620      1,286,106
----------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain on investments                  12,897,112      3,802,328      2,110,154      4,435,503       1,729,068
----------------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets
 Resulting From Operations           $18,726,252      $5,395,495     $3,298,275     $6,786,271     $2,557,813
----------------------------------------------------------------------------------------------------------------




 Investment Income:                   Michigan   Pennsylvania

 Interest                            $1,326,816     $2,698,037

 Expenses:
 Management fee                         117,299        230,650
 12b-1 distribution plan-Class A              -        153,800
 12b-1 distribution plan-Class B              -              -
 12b-1 distribution plan-Class C              -              -
 Shareholder servicing                   18,980         32,076
 Custody                                  9,834          8,840
 Reports to shareholders                  9,647         14,428
 Professional                             8,151         22,746
 Registration                             1,118            554
 Directors'/Trustees' fees                  795          1,594
 Other                                   12,215         20,936
--------------------------------------------------------------
 Gross expenses                         178,039        485,624
   Management fee waived                      -              -
   Expense reductions                    (9,876)        (9,043)
--------------------------------------------------------------
 Net expenses                           168,163        476,581
--------------------------------------------------------------
 Net investment income                1,158,653      2,221,456
--------------------------------------------------------------

 Realized and unrealized
 gain on investments:
 Net realized gain on investments       970,554      1,546,860
 Net change in unrealized
 appreciation/depreciation
 on investments                       1,603,919      2,929,939
--------------------------------------------------------------
 Net realized and unrealized
 gain on investments                  2,574,473      4,476,799
--------------------------------------------------------------
 Net Increase in Net Assets
 Resulting From Operations           $3,733,126     $6,698,255
--------------------------------------------------------------


See Notes to Financial Statements



38-39


Statements of Changes in Net Assets (unaudited)
 For the Six Months Ended March 31, 2001

INCREASE (DECREASE)IN NET ASSETS
 Operations:                                  National         California      Connecticut         Hawaii         Minnesota

 Net investment income                     $  13,051,966    $   4,732,309    $   2,428,746    $   1,585,878    $     560,255
 Net realized gain on investments              6,933,145        5,182,417          675,335          274,111          216,397
 Net change in unrealized
 appreciation/depreciation on investments     18,452,905        4,079,401        3,868,098        2,212,224          787,145
------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets
 resulting from operations                    38,438,016       13,994,127        6,972,179        4,072,213        1,563,797
------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders
 from net investment income:
   Class A                                   (12,665,693)      (4,714,315)      (2,487,708)      (1,787,615)        (596,671)
   Class B                                      (461,403)               -                -                -                -
   Class C                                      (789,386)        (238,569)               -                -                -
------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders         (13,916,482)      (4,952,884)      (2,487,708)      (1,787,615)        (596,671)
------------------------------------------------------------------------------------------------------------------------------
 Capital share transactions:
 Net proceeds from sales of shares            28,399,268        8,958,165        5,349,493        3,950,566        1,887,384
 Reinvestment of distributions                 8,717,426        2,628,427        1,041,225          878,012          462,335
 Cost of shares reacquired                   (36,203,042)     (15,197,132)      (6,660,149)      (2,811,048)      (1,199,013)
------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net
 assets resulting
 from capital share transactions                 913,652       (3,610,540)        (269,431)       2,017,530        1,150,706
------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets        25,435,186        5,430,703        4,215,040        4,302,128        2,117,832
------------------------------------------------------------------------------------------------------------------------------

 NET ASSETS:
 Beginning of period                         539,780,755      196,687,441       96,901,356       70,190,151       20,864,289
------------------------------------------------------------------------------------------------------------------------------
 End of period                             $ 565,215,941    $ 202,118,144    $ 101,116,396    $  74,492,279    $  22,982,121
------------------------------------------------------------------------------------------------------------------------------
 Undistributed (distributions
 in excess of)
 net investment income                     $  (1,847,300)   $     (72,214)   $    (203,775)   $     (93,525)   $    (102,534)
------------------------------------------------------------------------------------------------------------------------------




Statements of Changes in Net Assets (unaudited)
 For the Six Months Ended March 31, 2001

INCREASE (DECREASE)IN NET ASSETS
 Operations:                                 Missouri        New Jersey         New York           Texas         Washington

 Net investment income                     $   2,898,638    $   3,778,930    $   5,829,140    $   1,593,167    $   1,188,121
 Net realized gain on investments                732,082        1,128,181        4,571,276          917,683          520,667
 Net change in unrealized
 appreciation/depreciation on investments      4,905,304        5,472,302        8,325,836        2,884,645        1,589,487
------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets
 resulting from operations                     8,536,024       10,379,413       18,726,252        5,395,495        3,298,275
------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders
 from net investment income:
   Class A                                    (3,094,316)      (4,109,294)      (6,103,146)      (1,955,720)      (1,201,620)
   Class B                                             -                -                -                -                -
   Class C                                             -                -         (124,163)               -                -
------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders          (3,094,316)      (4,109,294)      (6,227,309)      (1,955,720)      (1,201,620)
------------------------------------------------------------------------------------------------------------------------------
 Capital share transactions:
 Net proceeds from sales of shares             4,148,174        8,131,810       19,689,364        1,630,846        1,091,187
 Reinvestment of distributions                 2,241,638        2,325,325        3,614,908        1,318,667          754,139
 Cost of shares reacquired                    (6,909,349)      (8,554,875)     (18,476,695)      (4,191,764)      (2,764,981)
------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net
 assets resulting
 from capital share transactions                (519,537)       1,902,260        4,827,577       (1,242,251)        (919,655)
------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets         4,922,171        8,172,379       17,326,520        2,197,524        1,177,000
------------------------------------------------------------------------------------------------------------------------------

 NET ASSETS:
 Beginning of period                         120,058,182      151,047,932      233,640,117       74,405,049       44,511,759
------------------------------------------------------------------------------------------------------------------------------
 End of period                             $ 124,980,353    $ 159,220,311    $ 250,966,637    $  76,602,573    $  45,688,759
------------------------------------------------------------------------------------------------------------------------------
 Undistributed (distributions
 in excess of)
 net investment income                     $    (642,685)   $    (922,628)   $  (1,029,723)   $    (502,655)   $     459,645
------------------------------------------------------------------------------------------------------------------------------




Statements of Changes in Net Assets (unaudited)
 For the Six Months Ended March 31, 2001

INCREASE (DECREASE)IN NET ASSETS
 Operations:                                           Florida          Georgia        Michigan       Pennsylvania

 Net investment income                             $   2,350,768    $     828,745    $   1,158,653    $   2,221,456
 Net realized gain on investments                        749,883          442,962          970,554        1,546,860
 Net change in unrealized
 appreciation/depreciation on investments              3,685,620        1,286,106        1,603,919        2,929,939
-------------------------------------------------------------------------------------------------------------------
 Net increase in net assets
 resulting from operations                             6,786,271        2,557,813        3,733,126        6,698,255
-------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders
 from net investment income:
   Class A                                            (2,341,861)        (839,868)      (1,194,446)      (2,332,736)
   Class B                                                     -                -                -                -
   Class C                                               (99,685)               -                -                -
-------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                  (2,441,546)        (839,868)      (1,194,446)      (2,332,736)
-------------------------------------------------------------------------------------------------------------------
 Capital share transactions:
 Net proceeds from sales of shares                     3,543,444        6,915,070        1,502,261        4,084,070
 Reinvestment of distributions                           975,397          680,860          754,874        1,086,080
 Cost of shares reacquired                            (9,379,502)      (1,633,853)      (3,094,382)      (8,499,862)
-------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net
 assets resulting
 from capital share transactions                      (4,860,661)       5,962,077         (837,247)      (3,329,712)
-------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets                  (515,936)       7,680,022        1,701,433        1,035,807
-------------------------------------------------------------------------------------------------------------------

 NET ASSETS:
 Beginning of period                                  99,523,444       29,244,737       45,665,798       91,749,614
-------------------------------------------------------------------------------------------------------------------
 End of period                                     $  99,007,508    $  36,924,759    $  47,367,231    $  92,785,421
-------------------------------------------------------------------------------------------------------------------
 Undistributed (distributions
 in excess of)
 net investment income                             $     (72,396)   $    (108,557)   $    (142,573)   $    (454,722)
-------------------------------------------------------------------------------------------------------------------



See Notes to Financial Statements


40-41

Statements of Changes in Net Assets
 Year Ended September 30, 2000


 INCREASE (DECREASE) IN NET ASSETS                                                     National        California     Connecticut
 Operations:

 Net investment income                                                            $  26,671,978    $  10,569,780    $   5,211,045
 Net realized loss from investment transactions                                     (18,326,323)      (3,562,708)      (2,514,844)
 Net change in unrealized appreciation/depreciation on investments                   17,066,506        5,366,845        1,375,680
----------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations                                25,412,161       12,373,917        4,071,881

----------------------------------------------------------------------------------------------------------------------------------


 Distributions to shareholders from net investment income:
   Class A                                                                          (26,210,020)      (9,767,172)      (5,373,423)
   Class B                                                                             (734,890)               -                -
   Class C                                                                           (1,614,752)        (504,343)               -
----------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                (28,559,662)     (10,271,515)      (5,373,423)
----------------------------------------------------------------------------------------------------------------------------------


 Capital share transactions:
 Net proceeds from sales of shares                                                   39,890,517       10,633,219        7,141,830
 Reinvestment of distributions                                                       17,224,696        4,735,973        2,201,080
 Cost of shares reacquired                                                         (111,249,940)     (40,664,314)     (22,898,242)
----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from capital share transactions    (54,134,727)     (25,295,122)     (13,555,332)

----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets                                              (57,282,228)     (23,192,720)     (14,856,874)
----------------------------------------------------------------------------------------------------------------------------------

 NET ASSETS:
 Beginning of year                                                                  597,062,983      219,880,161      111,758,230
----------------------------------------------------------------------------------------------------------------------------------
 End of year                                                                      $ 539,780,755    $ 196,687,441    $  96,901,356
----------------------------------------------------------------------------------------------------------------------------------
 Undistributed (distributions in excess of) net investment income                 $    (982,784)   $     148,361    $    (144,813)
----------------------------------------------------------------------------------------------------------------------------------




Statements of Changes in Net Assets
 Year Ended September 30, 2000


 INCREASE (DECREASE) IN NET ASSETS                                                    Hawaii         Minnesota          Missouri
 Operations:

 Net investment income                                                            $   3,430,655    $     967,640    $   5,959,090
 Net realized loss from investment transactions                                      (1,194,257)        (843,184)      (1,635,808)
 Net change in unrealized appreciation/depreciation on investments                    1,004,913          886,133          964,573
----------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations                                 3,241,311        1,010,589        5,287,855

----------------------------------------------------------------------------------------------------------------------------------


 Distributions to shareholders from net investment income:
   Class A                                                                           (3,436,297)      (1,082,552)      (6,143,146)
   Class B                                                                                    -                -                -
   Class C                                                                                    -                -                -
----------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                 (3,436,297)      (1,082,552)      (6,143,146)
----------------------------------------------------------------------------------------------------------------------------------


 Capital share transactions:
 Net proceeds from sales of shares                                                    8,223,067        4,377,908        8,553,206
 Reinvestment of distributions                                                        1,336,208          774,908        4,479,772
 Cost of shares reacquired                                                          (10,793,485)      (4,059,843)     (17,894,142)
----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from capital share transactions     (1,234,210)       1,092,973       (4,861,164)

----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets                                               (1,429,196)       1,021,010       (5,716,455)
----------------------------------------------------------------------------------------------------------------------------------

 NET ASSETS:
 Beginning of year                                                                   71,619,347       19,843,279      125,774,637
----------------------------------------------------------------------------------------------------------------------------------
 End of year                                                                      $  70,190,151    $  20,864,289    $ 120,058,182
----------------------------------------------------------------------------------------------------------------------------------
 Undistributed (distributions in excess of) net investment income                 $     108,212    $     (66,118)   $    (447,007)
----------------------------------------------------------------------------------------------------------------------------------




Statements of Changes in Net Assets
 Year Ended September 30, 2000


 INCREASE (DECREASE) IN NET ASSETS                                                     New Jersey        New York
 Operations:

 Net investment income                                                              $   7,720,963    $  12,530,590
 Net realized loss from investment transactions                                        (5,180,332)      (7,442,240)
 Net change in unrealized appreciation/depreciation on investments                      4,980,683        7,539,086
--------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations                                   7,521,314       12,627,436

--------------------------------------------------------------------------------------------------------------------


 Distributions to shareholders from net investment income:
   Class A                                                                             (8,267,610)     (12,341,209)
   Class B                                                                                      -                -
   Class C                                                                               (273,867)               -
--------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                   (8,267,610)     (12,615,076)
--------------------------------------------------------------------------------------------------------------------


 Capital share transactions:
 Net proceeds from sales of shares                                                     10,924,884       11,842,708
 Reinvestment of distributions                                                          4,436,808        7,096,411
 Cost of shares reacquired                                                            (26,804,601)     (40,344,068)
--------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from capital share transactions      (11,442,909)     (21,404,949)

--------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets                                                (12,189,205)     (21,392,589)
--------------------------------------------------------------------------------------------------------------------

 NET ASSETS:
 Beginning of year                                                                    163,237,137      255,032,706
--------------------------------------------------------------------------------------------------------------------
 End of year                                                                        $ 151,047,932    $ 233,640,117
--------------------------------------------------------------------------------------------------------------------
 Undistributed (distributions in excess of) net investment income                   $    (592,264)   $    (631,554)
--------------------------------------------------------------------------------------------------------------------




Statements of Changes in Net Assets
 Year Ended September 30, 2000


 INCREASE (DECREASE) IN NET ASSETS                                                      Texas         Washington
 Operations:

 Net investment income                                                             $   4,254,769    $   2,620,917
 Net realized loss from investment transactions                                       (2,970,246)      (2,226,587)
 Net change in unrealized appreciation/depreciation on investments                     1,692,294        1,731,685
-----------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations                                  2,976,817
                                                                                                        2,126,015
-----------------------------------------------------------------------------------------------------------------


 Distributions to shareholders from net investment income:
   Class A                                                                            (4,149,860)      (2,451,566)
   Class B                                                                                     -                -
   Class C                                                                                     -
-----------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                  (4,149,860)      (2,451,566)
-----------------------------------------------------------------------------------------------------------------


 Capital share transactions:
 Net proceeds from sales of shares                                                     2,434,881        3,511,950
 Reinvestment of distributions                                                         2,759,399        1,506,371
 Cost of shares reacquired                                                           (14,106,891)     (12,029,669)
-----------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from capital share transactions      (8,912,611)
                                                                                                       (7,011,348)
-----------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets                                               (10,085,654)      (7,336,899)
-----------------------------------------------------------------------------------------------------------------

 NET ASSETS:
 Beginning of year                                                                    84,490,703       51,848,658
-----------------------------------------------------------------------------------------------------------------
 End of year                                                                       $  74,405,049    $  44,511,759
-----------------------------------------------------------------------------------------------------------------
 Undistributed (distributions in excess of) net investment income                  $    (140,102)   $     473,144
-----------------------------------------------------------------------------------------------------------------











See Notes to Financial Statements


42-43

Statements of Changes in Net Assets

                                                                                                         For the Period
                                                                                  November 1, 1999 to September 30, 2000*
-------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN NET ASSETS                                                       Florida                 Georgia
 Operations:
 Net investment income                                                                $ 5,047,153            $ 1,198,368
 Net realized loss from investment transactions                                                               (1,465,409)
  (383,441)
 Net change in unrealized appreciation/depreciation on investments                      2,204,249              1,693,665
-------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from operations                        5,785,993              2,245,983
-------------------------------------------------------------------------------------------------------------------------


 Distributions to shareholders from:
 Net investment income
   Class A                                                                             (4,425,826)            (1,348,311)
   Class C                                                                               (210,303)                     -
 Net realized gain
   Class A                                                                                      -                      -
-------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                   (4,636,129)            (1,348,311)
----------------------------------------------------------------------------------------------------


 Capital share transactions:
 Net proceeds from sales of shares                                                     11,425,801              4,867,543
 Reinvestment of distributions                                                          1,636,007              1,111,569
 Cost of shares reacquired                                                            (21,657,944)            (5,063,877)
-------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from capital share transactions       (8,596,136)               915,235
-------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets                                                 (7,446,272)             1,812,907
-------------------------------------------------------------------------------------------------------------------------


 NET ASSETS:
 Beginning of period                                                                  106,969,716             27,431,830
-------------------------------------------------------------------------------------------------------------------------
 End of period                                                                       $ 99,523,444            $29,244,737
-------------------------------------------------------------------------------------------------------------------------
 Undistributed (distributions in excess of) net investment income                     $    18,382              $ (97,434)
-------------------------------------------------------------------------------------------------------------------------


 *The Trust changed its fiscal year-end.



Statements of Changes in Net Assets

                                                                                                              For the Period
                                                                                       November 1, 1999 to September 30, 2000*
----------------------------------------------------------------------------------     --------------------------------------
 INCREASE (DECREASE) IN NET ASSETS                                                           Michigan            Pennsylvania
 Operations:
 Net investment income                                                                     $ 2,021,207           $  4,121,361
 Net realized loss from investment transactions                                               (646,050)              (705,991)
  (383,441)
 Net change in unrealized appreciation/depreciation on investments                           1,975,239              4,229,523
----------------------------------------------------------------------------------     --------------------------------------
 Net increase (decrease) in net assets resulting from operations                             3,290,455              6,047,963
----------------------------------------------------------------------------------     --------------------------------------


 Distributions to shareholders from:
 Net investment income
   Class A                                                                                  (2,226,493)            (4,321,196)
   Class C                                                                                           -                      -
 Net realized gain
   Class A                                                                                           -                      -
----------------------------------------------------------------------------------     --------------------------------------
 Total distributions to shareholders                                                        (2,226,493)            (4,321,196)
----------------------------------------------------------------------------------


 Capital share transactions:
 Net proceeds from sales of shares                                                           2,035,580              8,506,212
 Reinvestment of distributions                                                               1,377,398              1,961,465
 Cost of shares reacquired                                                                  (8,167,207)           (14,279,496)
----------------------------------------------------------------------------------     --------------------------------------
 Net increase (decrease) in net assets resulting from capital share transactions            (4,754,229)            (3,811,819)
----------------------------------------------------------------------------------     --------------------------------------
 Net increase (decrease) in net assets                                                      (3,690,267)            (2,085,052)
----------------------------------------------------------------------------------     --------------------------------------


 NET ASSETS:
 Beginning of period                                                                        49,356,065             93,834,666
----------------------------------------------------------------------------------     --------------------------------------
 End of period                                                                             $45,665,798           $ 91,749,614
----------------------------------------------------------------------------------     --------------------------------------
 Undistributed (distributions in excess of) net investment income                           $ (106,780)            $ (343,442)
----------------------------------------------------------------------------------     --------------------------------------


 *The Trust changed its fiscal year-end.




Statements of Changes in Net Assets


                                                                                                        Year Ended October 31, 1999
-----------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN NET ASSETS                                                  Florida          Georgia       Michigan
 Operations:
 Net investment income                                                           $ 6,055,123     $ 1,376,920     $ 2,769,291
 Net realized loss from investment transactions                                   (2,302,921)     (3,917,644)       (363,336)
  (383,441)
 Net change in unrealized appreciation/depreciation on investments                (8,183,315)     (2,283,607)     (3,271,625)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from operations                  (6,045,836)     (1,270,023)     (1,887,999)
-----------------------------------------------------------------------------------------------------------------------------------


 Distributions to shareholders from:
 Net investment income
   Class A                                                                        (5,861,053)     (1,303,721)     (2,666,930)
   Class C                                                                          (282,492)              -               -
 Net realized gain
   Class A                                                                                 -        (156,238)              -
-----------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                              (6,143,545)     (1,459,959)     (2,666,930)
--------------------------------------------------------------------------------


 Capital share transactions:
 Net proceeds from sales of shares                                                11,496,856      14,058,781       6,967,293
 Reinvestment of distributions                                                     2,648,817       1,157,234       1,584,103
 Cost of shares reacquired                                                       (29,553,307)     (4,818,661)     (7,778,927)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from capital share transactions (15,407,634)     10,397,354         772,469
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets                                           (27,597,015)      7,667,372      (3,782,460)
-----------------------------------------------------------------------------------------------------------------------------------


 NET ASSETS:
 Beginning of period                                                             134,566,731      19,764,458      53,138,525
-----------------------------------------------------------------------------------------------------------------------------------
 End of period                                                                  $106,969,716     $27,431,830     $49,356,065
-----------------------------------------------------------------------------------------------------------------------------------
 Undistributed (distributions in excess of) net investment income               $   (529,045)     $   52,509       $  97,911
-----------------------------------------------------------------------------------------------------------------------------------


 *The Trust changed its fiscal year-end.



Statements of Changes in Net Assets


                                                                      Year Ended October 31, 1999
--------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN NET ASSETS                                                   Pennsylvania
 Operations:
 Net investment income                                                                $ 5,064,698
 Net realized loss from investment transactions                                        (1,385,665)
  (383,441)
 Net change in unrealized appreciation/depreciation on investments                     (8,873,598)
--------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from operations                       (4,192,341)
--------------------------------------------------------------------------------------------------


 Distributions to shareholders from:
 Net investment income
   Class A                                                                             (5,110,986)
   Class C                                                                                      -
 Net realized gain
   Class A                                                                                      -
--------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                   (5,110,986)
--------------------------------------------------------------------------------------------------


 Capital share transactions:
 Net proceeds from sales of shares                                                      9,216,617
 Reinvestment of distributions                                                          2,334,947
 Cost of shares reacquired                                                            (11,320,135)
--------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from capital share transactions          231,429
--------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets                                                 (9,071,898)
--------------------------------------------------------------------------------------------------


 NET ASSETS:
 Beginning of period                                                                  102,906,564
--------------------------------------------------------------------------------------------------
 End of period                                                                       $ 93,834,666
--------------------------------------------------------------------------------------------------
 Undistributed (distributions in excess of) net investment income                      $ (175,891)
--------------------------------------------------------------------------------------------------






See Notes to Financial Statements

44-45

Financial Highlights

NATIONAL TAX-FREE INCOME FUND



                                                           Six Months Ended                      Year Ended 9/30,
                                                              3/31/2001   -------------------------------------------------------
 Per Share Operating Performance (Class A Shares)            (unaudited)    2000           1999        1998      1997       1996
 Net asset value, beginning of period                         $   10.76    $   10.79    $   11.98  $   11.48  $   11.08 $   11.00
-----------------------------------------------------------------------------------------------------------------------------------
 Investment operations

    Net investment income                                           .26(a)       .51(a)       .59        .60        .59       .60
    Net realized and unrealized gain (loss) on investments          .51          .01        (1.03)       .47        .41       .08

-----------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                              .77          .52         (.44)      1.07       1.00       .68
-----------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from:
    Net investment income                                          (.28)        (.55)        (.56)      (.57)      (.60)     (.60)
    Net realized gain                                                 -            -         (.19)         -          -         -
-----------------------------------------------------------------------------------------------------------------------------------
      Total distributions                                          (.28)        (.55)        (.75)      (.57)      (.60)     (.60)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $   11.25    $   10.76    $   10.79  $   11.98  $   11.48 $   11.08
-----------------------------------------------------------------------------------------------------------------------------------

 Total Return(b)                                                   7.21%(c)     5.02%       (3.85)%     9.60%      9.30%     6.31%

 Ratios to Average Net Assets

    Expenses, including expense reductions                          .51%(c)      .98%         .95%       .88%       .87%      .90%
    Expenses, excluding expense reductions                          .54%(c)      .99%         .95%       .88%       .87%      .90%
    Net investment income                                          2.38%(c)     4.85%        5.10%      5.18%      5.27%     5.63%







                                                          Six Months Ended                     Year Ended 9/30,       8/1/1996(d)
                                                              3/31/2001     ----------------------------------------      to
 Per Share Operating Performance (Class B Shares)            (unaudited)    2000          1999       1998      1997   9/30/1996
 Net asset value, beginning of period                     $   10.79     $   10.82    $   11.98  $   11.50  $   11.08  $   11.05
-----------------------------------------------------------------------------------------------------------------------------------
 Investment operations

    Net investment income                                       .23(a)        .44(a)       .51        .52        .56        .09
    Net realized and unrealized gain (loss) on investments      .49           .01         (.99)       .46        .41        .03

-----------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                          .72           .45         (.48)       .98        .97        .12
-----------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from:
    Net investment income                                      (.24)         (.48)        (.49)      (.50)      (.55)      (.09)
    Net realized gain                                             -             -         (.19)         -          -          -
-----------------------------------------------------------------------------------------------------------------------------------
      Total distributions                                      (.24)         (.48)        (.68)      (.50)      (.55)      (.09)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $   11.27     $   10.79    $   10.82  $   11.98  $   11.50  $   11.08
-----------------------------------------------------------------------------------------------------------------------------------

 Total Return(b)                                               6.77%(c)      4.32%       (4.30)%     8.85%      8.95%     1.16%(c)

 Ratios to Average Net Assets

    Expenses, including expense reductions                      .82%(c)      1.63%        1.54%      1.47%      1.37%      .20%(c)
    Expenses, excluding expense reductions                      .85%(c)      1.63%        1.54%      1.47%      1.37%      .20%(c)
    Net investment income                                      2.06%(c)      4.15%        4.41%      4.49%      4.65%      .68%(c)

-----------------------------------------------------------------------------------------------------------------------------------

(a)  Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)  Not annualized.

(d)  Commencement of offering of class shares.



See Notes to Financial Statements

NATIONAL TAX-FREE INCOME FUND



                                                   Six Months Ended                   Year Ended 9/30,                 7/15/1996(d)
                                                       3/31/2001    -------------------------------------------------      to
 Per Share Operating Performance (Class C Shares)    (unaudited)         2000        1999          1998        1997    9/30/1996
 Net asset value, beginning of period                     $10.77        $10.81       $11.99       $11.49      $11.08  $10.90

------------------------------------------------------------------------------------------------------------------------------------
 Investment operations

   Net investment income                                     .23(a)       .45(a)    .50          .52         .51         .11
   Net realized and unrealized gain (loss) on investments    .50         (.01)    (1.01)         .47         .42         .19

------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                        .73          .44     (.51)         .99          .93          .30

------------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from:
   Net investment income                                    (.24)        (.48)     (.48)        (.49)       (.52)        (.12)
   Net realized gain                                           -            -      (.19)           -           -           -
------------------------------------------------------------------------------------------------------------------------------------
     Total distributions                                    (.24)        (.48)     (.67)        (.49)       (.52)        (.12)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $11.26       $10.77       $10.81       $11.99      $11.49       $11.08
------------------------------------------------------------------------------------------------------------------------------------

 Total Return(b)                                            6.86%(c)     4.23%       (4.45)%       8.80%       8.61%        2.71%(c)

 Ratios to Average Net Assets

   Expenses, including expense reductions                    .82%(c)     1.63%        1.63%        1.61%       1.59%         .34%(c)
   Expenses, excluding expense reductions                    .85%(c)     1.64%        1.63%        1.61%       1.59%         .34%(c)
   Net investment income                                    2.07%(c)     4.19%        4.38%        4.44%       4.54%         .96%(c)



                                              Six Months Ended                              Year Ended 9/30,
                                                  3/31/2001          ------------------------------------------------------------
 Supplemental Data for All Classes:             (unaudited)             2000        1999          1998        1997         1996
------------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                 $565,216         $539,781      $597,063    $658,310      $646,736    $672,344
   Portfolio turnover rate                            45.94%          185.25%      254.13%      304.15%      232.64%     205.35%
------------------------------------------------------------------------------------------------------------------------------------

Financial Highlights

CALIFORNIA TAX-FREE INCOME FUND

                                                 Six Months Ended              Year Ended 9/30,             One Month      Year
                                                     3/31/2001    -----------------------------------------   Ended        Ended
 Per Share Operating Performance (Class A Shares)  (unaudited)    2000        1999       1998        1997    9/30/1996    8/31/1996
 Net asset value, beginning of period         $   10.29     $   10.16    $   11.12  $   10.72  $   10.43  $   10.32     $   10.41

------------------------------------------------------------------------------------------------------------------------------------
 Investment operations

   Net investment income                            .25(a)        .53(a)       .54        .54        .56        .05           .57
   Net realized and unrealized gain
     (loss) on investments                          .49           .12         (.98)       .39        .29        .11          (.09)
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations               .74           .65         (.44)       .93        .85        .16           .48

------------------------------------------------------------------------------------------------------------------------------------

 Distributions  to shareholders from:
   Net investment income                           (.26)         (.52)        (.52)      (.53)      (.56)      (.05)         (.57)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $   10.77     $   10.29    $   10.16  $   11.12  $   10.72  $   10.43     $   10.32
------------------------------------------------------------------------------------------------------------------------------------

 Total Return(b)                                   7.26%(c)      6.62%       (4.09)%     8.86%      8.39%      1.53%(c)      4.65%

 Ratios to Average Net Assets

   Expenses, including expense reductions           .50%(c)       .94%         .93%       .87%       .72%       .07%(c)       .75%
   Expenses, excluding expense reductions           .51%(c)       .94%         .93%       .87%       .85%       .07%(c)       .86%
   Net investment income                           2.37%(c)      5.30%        4.96%      4.98%      5.38%       .44%(c)      5.41%

-----------------------------------------------------------------------------------------------------------------------------------
 (a) Calculated using average shares outstanding during the period.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) Not annualized.
 (d) Commencement of offering of class shares.


See Notes to Financial Statements

CALIFORNIA TAX-FREE INCOME FUND

                                            Six Months Ended              Year Ended 9/30,               One Month    7/15/1996(d)
                                                3/31/2001    ------------------------------------------   Ended           to
                                              (unaudited)       2000        1999       1998        1997  9/30/1996     8/31/1996

 Per Share Operating Performance (Class C Shares)
 Net asset value, beginning of period          $   10.30     $   10.16    $   11.12  $   10.72  $   10.43  $   10.32    $  10.28
------------------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net Investment income                             .22(a)        .47(a)       .46        .47        .48        .04         .07
   Net realized and unrealized gain (loss)
   on investments                                    .49           .12         (.98)       .38        .29        .11         .04
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                .71           .59         (.52)       .85        .77        .15         .11
------------------------------------------------------------------------------------------------------------------------------------

 Distributions  to shareholders from:
   Net investment income                            (.23)         (.45)        (.44)      (.45)      (.48)      (.04)       (.07)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $   10.78     $   10.30    $   10.16  $   11.12  $   10.72  $   10.43    $  10.32
------------------------------------------------------------------------------------------------------------------------------------

 Total Return(b)                                    6.93%(c)      6.02%       (4.77)%     8.09%      7.59%      1.47%(c)    1.16%(c)

 Ratios to Average Net Assets
   Expenses, including expense reductions            .79%(c)      1.55%        1.60%      1.59%      1.46%       .13%(c)     .17%(c)
   Expenses, excluding expense reductions            .80%(c)      1.55%        1.60%      1.59%      1.59%       .13%(c)     .21%(c)
   Net investment income                            2.08%(c)      4.70%        4.28%      4.26%      4.64%       .38%(c)     .65%(c)



                                            Six Months Ended
                                                3/31/2001                   Year Ended 9/30,                One Month     Year
                                                                  ---------------------------------------     Ended       Ended
 Supplemental Data for All Classes:            (unaudited)         2000        1999       1998        1997   9/30/1996   8/31/1996
----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)               $202,118     $196,687    $219,880   $264,405    $273,009   $294,819    $291,611
   Portfolio turnover rate                        141.04%      100.22%    185.43%     187.26%    121.97%      2.74%     132.37%
----------------------------------------------------------------------------------------------------------------------------------

Financial Highlights
Connecticut tax-free income fund

                                              Six Months Ended
                                                  3/31/2001                                   Year Ended 9/30,
-----------------------------------------------------------------------------------------------------------------------------------
                                                (unaudited)        2000        1999          1998         1997         1996
 Per Share Operating Performance
 Net asset value, beginning of period            $    9.79        $   9.89     $   10.73   $   10.42   $   10.13   $   10.12
------------------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment income                               .24(a)          .49(a)        .54         .52         .55         .57
   Net realized and unrealized gain
   (loss) on investments                               .46            (.08)         (.86)        .32         .29        (.01)
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                  .70             .41          (.32)        .84         .84         .56
------------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from:
   Net investment income                              (.25)           (.51)         (.52)       (.53)       (.55)       (.55)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $   10.24        $   9.79     $    9.89   $   10.73   $   10.42   $   10.13
------------------------------------------------------------------------------------------------------------------------------------

 Total Return(b)                                      7.20%(c)        4.32%        (3.04)%      8.32%      8.56%      5.70%

 Ratios to Average Net Assets
   Expenses, including expense reductions              .50%(c)        1.02%          .95%        .81%        .59%        .38%
   Expenses, excluding expense reductions              .51%(c)        1.02%          .95%        .81%        .78%        .80%
   Net investment income                              2.43%(c)        5.10%         5.12%       4.95%       5.45%       5.66%

                                                Six Months Ended
                                                    3/31/2001                                 Year Ended 9/30,
------------------------------------------------------------------------------------------------------------------------------------
 Supplemental Data:                               (unaudited)             2000        1999          1998        1997          1996
------------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                   $101,116          $96,901      $111,758    $120,983      $119,909    $122,885
   Portfolio turnover rate                              11.11%           37.92%       53.76%       61.06%       37.09%       63.61%
-----------------------------------------------------------------------------------------------------------------------------------
 (a) Calculated using average shares outstanding during the period.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) Not annualized.
 (d) Commencement of offering of class shares.

Financial Highlights
HAWAII  tax-free income fund

                                             Six Months Ended
                                                 3/31/2001                                   Year Ended 9/30,
 Per Share Operating Performance               (unaudited)        2000         1999          1998        1997       1996

 Net asset value, beginning of period           $   4.83       $   4.84      $   5.25    $   5.07    $   4.93    $   4.91
----------------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment income                             .11(a)         .24(a)        .26         .25         .26         .27
   Net realized and unrealized gain
   (loss) on investments                             .16           (.01)         (.43)        .18         .14         .02
----------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                .27            .23          (.17)        .43         .40         .29
----------------------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
   Net investment income                            (.12)          (.24)         (.24)       (.25)       (.26)       (.27)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $   4.98       $   4.83      $   4.84    $   5.25    $   5.07    $   4.93
----------------------------------------------------------------------------------------------------------------------------------
 Total Return(b)                                    5.66%(c)       4.94%        (3.31)%      8.59%       8.42%       5.94%

 Ratios to Average Net Assets
   Expenses, including expense reductions            .51%(c)        .99%          .97%        .92%        .58%        .57%
   Expenses, excluding expense reductions            .52%(c)        .99%          .97%        .93%        .87%        .87%
   Net investment income                            2.19%(c)       5.03%         5.03%       4.78%       5.39%       5.46%


                                                   Six Months Ended
                                                       3/31/2001                                 Year Ended 9/30,
-----------------------------------------------------------------------------------------------------------------------------------
 Supplemental Data:                               (unaudited)             2000        1999          1998        1997          1996
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                   $74,492          $70,190       $71,619     $80,970       $79,079      $85,344
   Portfolio turnover rate                             15.64%           30.06%       27.63%       52.65%       29.09%       59.46%
-----------------------------------------------------------------------------------------------------------------------------------

Financial Highlights
Minnesota tax-free income fund

                                              Six Months Ended
                                                  3/31/2001                                   Year Ended 9/30,
-----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Performance                (unaudited)              2000        1999          1998         1997         1996

 Net asset value, beginning of period           $   4.76        $   4.78       $   5.18     $   5.05     $   4.90     $   5.01
------------------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment income                             .13(a)          .23(a)         .27          .27          .27          .30
   Net realized and unrealized gain
   (loss) on investments                             .22             .01           (.41)         .13          .16         (.08)
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                .35             .24           (.14)         .40          .43          .22
------------------------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
   Net investment income                            (.13)           (.26)          (.26)        (.27)        (.28)        (.29)
   Net realized gain                                   -               -              -            -            -         (.04)
------------------------------------------------------------------------------------------------------------------------------------
     Total distributions                            (.13)           (.26)          (.26)        (.27)        (.28)        (.33)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $   4.98        $   4.76       $   4.78     $   5.18     $   5.05     $   4.90
------------------------------------------------------------------------------------------------------------------------------------
 Total Return(b)                                    7.49%(c)        5.32%         (2.72)%       8.11%        8.97%        4.44%

 Ratios to Average Net Assets
   Expenses, including waiver
   and expense reductions                            .11%(c)         .24%           .23%         .27%         .36%         .00%
   Expenses, excluding waiver
   and expense reductions                            .44%(c)         .74%           .73%         .77%         .86%         .91%
   Net investment income                            2.57%(c)        5.00%          5.43%        5.19%        5.51%        5.91%


                                              Six Months Ended
                                                  3/31/2001                                 Year Ended 9/30,
----------------------------------------------------------------------------------------------------------------------------------
 Supplemental Data:                             (unaudited)             2000        1999          1998        1997          1996
----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                  $22,982          $20,864      $19,843      $14,399       $10,510       $8,047
   Portfolio turnover rate                            16.05%           50.37%       22.87%       40.65%       41.45%       43.08%

---------------------------------------------------------------------------------------------------------------------------------
 (a) Calculated using average shares outstanding during the period.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) Not annualized.

Financial Highlights
MISSOURI  tax-free income fund

                                           Six Months Ended
                                               3/31/2001                                   Year Ended 9/30,
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Performance                (unaudited)      2000        1999          1998         1997         1996

 Net asset value, beginning of period             $   4.96       $   4.99      $   5.36    $   5.22    $   5.08    $   5.08
------------------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment income                               .12(a)         .24(a)        .25         .25         .27         .27
   Net realized and unrealized gain
  (loss) on investments                                .23           (.02)         (.37)        .14         .14         .01
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                  .35            .22          (.12)        .39         .41         .28
------------------------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
   Net investment income                              (.13)          (.25)         (.25)       (.25)       (.27)       (.28)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $   5.18       $   4.96      $   4.99    $   5.36    $   5.22    $   5.08
------------------------------------------------------------------------------------------------------------------------------------
 Total Return(c)                                      7.06%(d)       4.63%)       (2.25)%      7.75%       8.22%       5.54%

 Ratios to Average Net Assets
   Expenses, including expense reductions              .51%(d)       1.02%          .99%        .92%        .70%        .77%
   Expenses, excluding expense reductions              .53%(d)       1.02%          .99%        .93%        .94%        .92%
   Net investment income                              2.36%(d)       4.98%         4.84%       4.80%       5.22%       5.21%


                                                Six Months Ended
                                                    3/31/2001                                 Year Ended 9/30,
------------------------------------------------------------------------------------------------------------------------------------
 Supplemental Data:                               (unaudited)             2000        1999          1998        1997          1996
------------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                   $124,980         $120,058      $125,775    $144,155      $140,280    $134,144
   Portfolio turnover rate                             22.45%           43.30%       78.85%       72.89%       27.34%       93.17%
------------------------------------------------------------------------------------------------------------------------------------

Financial Highlights
New Jersey tax-free income fund

                                                  Six Months Ended
                                                      3/31/2001                                  Year Ended 9/30,
 Per Share Operating Performance                    (unaudited)       2000         1999          1998       1997         1996

 Net asset value, beginning of period               $   4.96       $   4.97      $   5.54    $   5.32    $   5.18    $   5.14
-------------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment income                                 .12(a)         .25(a)        .27         .26         .27         .28
   Net realized and unrealized gain
   (loss) on investments                                 .21            -(b)         (.47)        .22         .15         .04
------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                    .33            .25          (.20)        .48         .42         .32
------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from:
   Net investment income                                (.13)          (.26)         (.26)       (.26)       (.28)       (.28)
   Net realized gain                                       -              -          (.11)          -           -           -
------------------------------------------------------------------------------------------------------------------------------
     Total distributions                                (.13)          (.26)         (.37)       (.26)       (.28)       (.28)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $   5.16       $   4.96      $   4.97    $   5.54    $   5.32    $   5.18
------------------------------------------------------------------------------------------------------------------------------

 Total Return(c)                                        6.78%(d)       5.31%        (3.73)%      9.34%       8.25%       6.29%

 Ratios to Average Net Assets
   Expenses, including expense reductions              .51%(d)          .97%          .93%        .86%        .82%        .79%
   Expenses, excluding expense reductions              .53%(d)          .98%          .93%        .86%        .86%        .86%
   Net investment income                              2.43%(d)         5.03%         5.11%       4.85%       5.21%       5.31%


                                                Six Months Ended
                                                    3/31/2001                                 Year Ended 9/30,
------------------------------------------------------------------------------------------------------------------------------------
 Supplemental Data:                               (unaudited)            2000        1999          1998        1997          1996
------------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                   $159,220         $151,048      $163,237    $186,127      $184,465     $186,402
   Portfolio turnover rate                              51.77%          125.73%      185.16%      118.38%      154.80%      171.63%
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 (a) Calculated using average shares outstanding during the period.
 (b) Amount is less than $0.01.
 (c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (d) Not annualized.

Financial Highlights
New York tax-free income fund


                                                  Six Months Ended
                                                      3/31/2001                                 Year Ended 9/30,
 Per Share Operating Performance (Class A Shares)   (unaudited)          2000         1999         1998         1997         1996

 Net asset value, beginning of period                 $   10.53       $  10.51      $  11.43    $  11.03    $   10.78    $   10.85
------------------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment income                                    .26(a)         .55(a)        .58         .56          .58          .60
   Net realized and unrealized gain
   (loss)on investments                                     .58            .02          (.94)        .41          .26         (.08)
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                       .84            .57          (.36)        .97          .84          .52
------------------------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
   Net investment income                                   (.28)          (.55)         (.56)       (.57)        (.59)        (.59)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $   11.09       $  10.53      $  10.51    $  11.43    $   11.03    $   10.78
------------------------------------------------------------------------------------------------------------------------------------
 Total Return(b)                                           8.04%(c)       5.65%        (3.23)%      9.03%        8.01%        4.87%

 Ratios to Average Net Assets
   Expenses, including expense reductions                   .52%(c)        .96%          .93%        .85%         .85%         .81%
   Expenses, excluding expense reductions                   .53%(c)        .97%          .93%        .85%         .85%         .81%
   Net investment income                                   2.42%(c)       5.28%         5.21%       5.06%        5.35%        5.54%


                                                   Six Months Ended                                                     7/15/1996(d)
                                                       3/31/2001                          Year Ended 9/30,                   to
 Per Share Operating Performance (Class C Shares)    (unaudited)            2000          1999       1998         1997    9/30/1996

 Net asset value, beginning of period                   $ 10.54      $   10.51     $   11.42   $   11.02   $   10.78   $   10.63
------------------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment income                                    .23(a)         .49(a)        .50         .49         .48         .11
   Net realized and unrealized gain
   (loss) on investments                                    .58            .02          (.93)        .40         .27         .15
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                       .81            .51          (.43)        .89         .75         .26
------------------------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
   Net investment income                                   (.24)          (.48)         (.48)       (.49)       (.51)       (.11)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $ 11.11      $   10.54     $   10.51   $   11.42   $   11.02   $   10.78
------------------------------------------------------------------------------------------------------------------------------------
 Total Return(b)                                           7.79%(c)       5.07%        (3.93)%      8.34%       7.13%       2.48%(c)

 Ratios to Average Net Assets
   Expenses, including expense reductions                   .83%(c)       1.55%         1.62%       1.57%       1.57%        .34%(c)
   Expenses, excluding expense reductions                   .84%(c)       1.56%         1.62%       1.57%       1.57%        .34%(c)
   Net investment income                                   2.12%(c)       4.72%         4.49%       4.32%       4.60%       1.04%(c)


                                                Six Months Ended
                                                    3/31/2001                                 Year Ended 9/30,
------------------------------------------------------------------------------------------------------------------------------------
 Supplemental Data for All Classes:               (unaudited)             2000        1999          1998        1997          1996
------------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                   $250,967         $233,640      $255,033    $290,257      $300,490     $319,553
   Portfolio turnover rate                              41.92%           76.33%       52.67%       64.63%      110.28%       64.25%
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 (a) Calculated using average shares outstanding during the period.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) Not annualized.
 (d) Commencement of offering of class shares.

Financial Highlights
Texas tax-free income fund

                                                     Six Months Ended
                                                        3/31/2001                                 Year Ended 9/30,
                                                       (unaudited)        2000          1999          1998         1997       1996
 Per Share Operating Performance

 Net asset value, beginning of period                   $   9.43       $   9.55      $   10.69    $   10.40    $   10.11    $ 10.05
------------------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment income                                     .20(a)         .51(a)         .52          .51          .55        .57
   Net realized and unrealized gain
   (loss) on investments                                     .49           (.13)         (1.03)         .40          .37        .04
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                        .69            .38           (.51)         .91          .92        .61
------------------------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:-
   Net investment income                                    (.25)          (.50)          (.52)        (.53)        (.56)      (.55)
   Net realized gain                                           -              -           (.11)        (.09)        (.07)         -
------------------------------------------------------------------------------------------------------------------------------------
     Total distributions                                    (.25)          (.50)          (.63)        (.62)        (.63)      (.55)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $   9.87       $   9.43      $    9.55    $   10.69    $   10.40    $ 10.11
------------------------------------------------------------------------------------------------------------------------------------
 Total Return(b)                                            7.37%(c)       4.14%         (4.96)%       9.24%        9.25%      6.11%

 Ratios to Average Net Assets
   Expenses, including expense reductions                    .51%(c)        .99%           .94%         .91%         .88%       .69%
   Expenses, excluding expense reductions                    .55%(c)       1.01%           .94%         .91%         .88%       .87%
   Net investment income                                    2.10%(c)       5.47%          5.12%        4.85%        5.38%      5.58%


                                                 Six Months Ended
                                                     3/31/2001                                 Year Ended 9/30,
-----------------------------------------------------------------------------------------------------------------------------------
 Supplemental Data:                                (unaudited)             2000        1999          1998        1997        1996
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                     $76,603          $74,405      $84,491       $92,607     $91,301    $94,414
   Portfolio turnover rate                               56.74%          163.39%      168.04%      143.78%      127.88%    112.34%
-----------------------------------------------------------------------------------------------------------------------------------


Financial Highlights
Washington  tax-free income fund


                                                       Six Months Ended
                                                           3/31/2001                           Year Ended 9/30,
 Per Share Operating Performance                         (unaudited)       2000        1999          1998         1997         1996

 Net asset value, beginning of period                    $   4.89       $   4.91      $   5.38    $   5.16    $   4.96    $   4.91
-----------------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment income                                      .13(a)         .27(a)        .28         .27         .27         .27
   Net realized and unrealized gain
  (loss) on investments                                       .23           (.04)         (.50)        .21         .20         .06
-----------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                         .36            .23          (.22)        .48         .47         .33
-----------------------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
   Net investment income                                     (.13)          (.25)         (.25)       (.26)       (.27)       (.28)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $   5.12       $   4.89      $   4.91    $   5.38    $   5.16    $   4.96
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return(b)                                             7.48%(c)       4.90%        (4.17)%      9.48%       9.82%       6.80%

 Ratios to Average Net Assets
   Expenses, including expense reductions                     .36%(c)        .71%          .66%        .65%        .57%        .60%
   Expenses, excluding expense reductions                     .37%(c)        .71%          .66%        .65%        .62%        .68%
   Net investment income                                     2.62%(c)       5.58%         5.42%       5.20%       5.36%       5.47%


                                                Six Months Ended
                                                    3/31/2001                                 Year Ended 9/30,
------------------------------------------------------------------------------------------------------------------------------------
 Supplemental Data:                               (unaudited)             2000        1999          1998        1997          1996
------------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                    $45,689           $44,512     $51,849      $62,754       $66,215      $71,295
   Portfolio turnover rate                              38.58%          152.63%      180.42%      141.56%      132.37%       78.02%
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 (a) Calculated using average shares outstanding during the period.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) Not annualized.



Financial Highlights
 FLORIDA series



                                                 Six Months Ended  11/1/1999
                                                     3/31/2001         to                             Year Ended 10/31,
 Per Share Operating Performance (Class A Shares)   (unaudited)    9/30/2000*     1999        1998      1997       1996       1995

 Net asset value, beginning of period               $   4.57     $   4.52     $   4.98    $   4.87  $   4.79  $   4.85  $    4.49
----------------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment income                                 .11(a)       .23(a)       .23(a)      .24       .24       .25        .27
   Net realized and unrealized gain
   (loss) on investments                                 .21          .03         (.46)        .11       .09      (.06)       .35
----------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                    .32          .26         (.23)        .35       .33       .19        .62
----------------------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
   Net investment income                                (.11)        (.21)        (.23)       (.24)     (.25)     (.25)      (.26)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $   4.78     $   4.57     $   4.52    $   4.98  $   4.87  $   4.79  $    4.85
----------------------------------------------------------------------------------------------------------------------------------
 Total Return(b)                                        7.18%(c)     5.86%(c)    (4.74)%      7.30%     7.12%     4.09%     14.22%

 Ratios to Average Net Assets
   Expenses, including expense reductions                .50%(c)      .89%(c)      .97%        .89%      .86%      .80%       .74%
   Expenses, excluding expense reductions                .54%(c)      .89%(c)      .97%        .89%      .86%      .82%       .88%
   Net investment income                                2.38%(c)     5.00%(c)     4.73%       4.79%     5.03%     5.19%      5.81%


                                                    Six Months Ended  11/1/1999                                         7/15/1996(d)
                                                        3/31/2001        to                      Year Ended 10/31,          to
 Per Share Operating Performance (Class C Shares)     (unaudited)      9/30/2000*      1999          1998      1997      10/31/1996

 Net asset value, beginning of period                 $   4.58       $   4.52       $   4.98      $   4.87    $   4.79    $ 4.70
----------------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment income                                   .10(a)         .20(a)         .20(a)        .20         .20       .07
   Net realized and unrealized gain
   (loss) on investments                                   .21            .04           (.46)          .11         .10       .09
----------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                      .31            .24           (.26)          .31         .30       .16
----------------------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
   Net investment income                                  (.10)          (.18)          (.20)         (.20)       (.22)     (.07)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $   4.79       $   4.58       $   4.52      $   4.98    $   4.87    $ 4.79
----------------------------------------------------------------------------------------------------------------------------------

 Total Return(b)                                          6.82%(c)       5.44%(c)      (5.43)%        6.52%       6.33%     3.35%(c)

 Ratios to Average Net Assets
   Expenses, including expense reductions                  .80%(c)       1.42%(c)       1.62%         1.58%       1.57%      .44%(c)
   Expenses, excluding expense reductions                  .84%(c)       1.43%(c)       1.62%         1.58%       1.57%      .44%(c)
   Net investment income                                  2.08%(c)       4.52%(c)       4.07%         4.09%       4.29%     1.37%(c)


                                               Six Months Ended  11/1/1999
                                                   3/31/2001        to                            Year Ended 10/31,
------------------------------------------------------------------------------------------------------------------------------------
 Supplemental Data for AllClasses:               (unaudited)            9/30/2000*1999        1998      1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                   $99,008      $99,523     $106,970    $134,567  $144,748   $162,070   $173,242
   Portfolio turnover rate                             46.91%      169.02%       191.12%    140.61%    106.32%   167.95%    142.04%

-----------------------------------------------------------------------------------------------------------------------------------
 (a) Calculated using average shares outstanding during the period.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) Not annualized.
 (d) Commencement of offering of class shares.
 *The Trust changed its fiscal year-end.

Financial Highlights
Georgia SERIES

                                                    Six Months Ended   11/1/1999
                                                       3/31/2001          to                        Year Ended 10/31,
 Per Share Operating Performance                     (unaudited)      9/30/2000*     1999      1998      1997      1996       1995

 Net asset value, beginning of period                  $   5.07     $   4.91     $   5.43  $   5.31  $   5.14  $   5.12  $    4.76
-----------------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment income                                    .13(a)       .21(a)       .28       .27       .27       .29        .25
   Net realized and unrealized gain
   (loss) on investments                                    .28          .19         (.50)      .19       .19       .04        .37
-----------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                       .41          .40         (.22)      .46       .46       .33        .62
-----------------------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
   Net investment income                                   (.13)        (.24)        (.26)     (.27)     (.28)     (.29)      (.26)
   Net realized gain                                          -            -         (.04)     (.07)     (.01)     (.02)         -
-----------------------------------------------------------------------------------------------------------------------------------
     Total distributions                                   (.13)        (.24)        (.30)     (.34)     (.29)     (.31)      (.26)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $   5.35     $   5.07     $   4.91  $   5.43  $   5.31  $   5.14  $    5.12
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return(b)                                           8.23%(c)     8.59%(c)     4.36%     9.00%     9.27%     6.69%     13.15%

 Ratios to Average Net Assets
   Expenses, including waiver and expense reductions       .11%(c)      .17%(c)      .18%      .24%      .38%      .03%       .00%
   Expenses, excluding waiver and expense reductions       .41%(c)      .63%(c)      .68%      .74%      .88%      .83%      1.08%
   Net investment income                                  2.52%(c)     4.30%(c)     5.32%     5.07%     5.23%     5.55%      5.44%


                                               Six Months Ended  11/1/1999
                                                   3/31/2001        to                             Year Ended 10/31,
 Supplemental Data:                              (unaudited)            9/30/2000*1999        1998      1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                 $36,925      $29,245      $27,432     $19,764   $13,897    $10,688     $5,203
   Portfolio turnover rate                           40.51%      122.44%       115.87%    126.52%     90.40%    72.53%    142.69%
------------------------------------------------------------------------------------------------------------------------------------

Financial Highlights
Michigan SERIES

                                                 Six Months
                                                   Ended         11/1/1999
                                                  3/31/2001          to                         Year Ended 10/31,
 Per Share Operating Performance                 (unaudited)     9/30/2000*       1999        1998      1997       1996       1995

 Net asset value, beginning of period               $   4.87     $   4.75     $   5.18    $   5.06  $   4.93  $   4.93  $    4.53
----------------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment income                                 .12(a)       .21(a)       .26(a)      .26       .27       .27        .28
   Net realized and unrealized gain
   (loss) on investments                                 .28          .14         (.44)        .12       .13      (.01)       .40
----------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                    .40          .35         (.18)        .38       .40       .26        .68
----------------------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
   Net investment income                                (.13)        (.23)        (.25)       (.26)     (.27)     (.26)      (.28)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $   5.14     $   4.87     $   4.75    $   5.18  $   5.06  $   4.93  $    4.93
----------------------------------------------------------------------------------------------------------------------------------
 Total Return(b)                                        8.24%(c)     7.57%(c)    (3.55)%      7.59%     8.24%     5.53%     15.39%

 Ratios to Average Net Assets
   Expenses, including expense reductions                .36%(c)      .67%(c)      .69%        .69%      .60%      .44%       .25%
   Expenses, excluding expense reductions                .38%(c)      .67%(c)      .69%        .69%      .68%      .73%       .75%
   Net investment income                                2.48%(c)     4.37%(c)     5.21%       4.98%     5.37%     5.59%      5.95%


                                                Six Months Ended  11/1/1999
                                                    3/31/2001        to                             Year Ended 10/31,
 Supplemental Data:                               (unaudited)    9/30/2000*   1999        1998      1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                $47,367      $45,666       $49,356     $53,139   $52,630    $52,975    $54,186
   Portfolio turnover rate                          60.24%      111.48%       186.97%     82.33%     68.50%    85.26%     98.89%
------------------------------------------------------------------------------------------------------------------------------------
 (a) Calculated using average shares outstanding during the period.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) Not annualized.
 *The Trust changed its fiscal year-end.

Financial Highlights
Pennsylvania series

                                              Six Months Ended  11/1/1999
                                                  3/31/2001        to                          Year Ended 10/31,
 Per Share Operating Performance               (unaudited)      9/30/2000*     1999        1998      1997       1996        1995
 Net asset value, beginning of period            $   4.90     $   4.81     $   5.28    $   5.14  $   5.01  $   5.01  $    4.62
-----------------------------------------------------------------------------------------------------------------------------------
 Investment operations-
   Net investment income                              .12(a)       .22(a)       .26(a)      .27       .28       .28        .28
   Net realized and unrealized gain
   (loss) on investments                              .25          .10         (.47)        .14       .13       -(d)       .40
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                 .37          .32         (.21)        .41       .41       .28        .68
------------------------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
   Net investment income                             (.13)        (.23)        (.26)       (.27)     (.28)     (.28)      (.29)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $   5.14     $   4.90     $   4.81    $   5.28  $   5.14  $   5.01  $    5.01
------------------------------------------------------------------------------------------------------------------------------------
 Total Return(b)                                     7.56%(c)     6.83%(c)    (4.13)%      8.12%     8.37%     5.68%     15.02%

 Ratios to Average Net Assets
   Expenses, including expense reductions             .52%(c)      .88%(c)      .96%        .72%      .61%      .62%       .50%
   Expenses, excluding expense reductions             .53%(c)      .88%(c)      .96%        .72%      .65%      .69%       .65%
   Net investment income                             2.41%(c)     4.54%(c)     5.02%       5.05%     5.47%     5.55%      5.83%


                                           Six Months Ended  11/1/1999
                                               3/31/2001        to                               Year Ended 10/31,
------------------------------------------------------------------------------------------------------------------------------------
 Supplemental Data:                         (unaudited)            9/30/00*    1999        1998        1997       1996        1995
------------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)               $92,785      $91,750        $93,835    $102,907    $94,237     $92,605    $93,494
   Portfolio turnover rate                         39.40%      61.00%          40.76%     65.20%      70.99%     78.30%     126.11%
-----------------------------------------------------------------------------------------------------------------------------------
 (a) Calculated using average shares outstanding during the period.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) Not annualized.
 (d) Amount represents less than $0.01.
 *The Trust changed its fiscal year-end.

Notes to Financial Statements (unaudited)


1.  Organization

This report covers the Financial statements of Lord Abbett Tax-Free Income Fund, Inc. (the "Company") and Lord Abbett Tax-Free Income Trust (the "Trust"). The Company and Trust are registered under the Investment Company Act of 1940 (the "Act") as open-end management investment companies and consist of the following ten and four portfolios, respectively, (separately, a "Fund" and collectively, the "Funds"): National Tax-Free Income Fund ("National"), California Tax-Free Income Fund ("California"), Connecticut Tax-Free Income Fund ("Connecticut"), Hawaii Tax-Free Income Fund ("Hawaii"), Minnesota Tax-Free Income Fund ("Minnesota"), Missouri Tax-Free Income Fund ("Missouri"), New Jersey Tax-Free Income Fund ("New Jersey"), New York Tax-Free Income Fund ("New York"), Texas Tax-Free Income Fund ("Texas"), Washington Tax-Free Income Fund ("Washington"), Florida Series ("Florida"), Georgia Series ("Georgia"), Michigan Series ("Michigan") and Pennsylvania Series ("Pennsylvania").

Each Fund is non-diversified as defined under the Act, except for National. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

The Trust changed its fiscal year-end from October 31 to September 30, to conform to the fiscal year-end of the Company.



2.  Significant Accounting Policies

(a) Investment Valuation-Securities are valued at prices supplied by independent pricing services. Such prices reflect broker/dealer supplied valu ations and electronic data processing techniques. Prices reflect the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value, as determined by management and approved in good faith by the Board of Directors/Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Security Transactions and Investment Income-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from sales of portfolio securities are calculated using the identified-cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and amortization/accretion are recorded using the effective interest method. Net investment income and realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) Federal Taxes-It is the policy of the Company and Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable net investment income and capital gains to their shareholders. Therefore, no federal income tax provision is required.

(d) Expenses-Expenses incurred by the Company and Trust that do not specifically relate to an individual Fund are allocated to the Funds on a pro rata basis. Class A, Class B and Class C shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.



3.  Management Fees and Other Transactions with Affiliates


Management Fees

The Company and Trust each have a management agreement with Lord, Abbett & Co. ("Lord Abbett"), pursuant to which Lord Abbett supplies the Company and Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and super vision of the Company's and Trust's investment portfolios. The management fee is based on average daily net assets for each month at an annual rate of 0.50%. Lord Abbett may voluntarily waive management fees or reimburse any Fund for certain of its other expenses. For the period ended March 31, 2001 for Minnesota and Georgia, Lord Abbett voluntarily waived its management fees.


12b-1 Plans

Each of the Funds has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:


Fee                              Class A(1)        Class B               Class C
--------------------------------------------------------------------------------
Service                             .25%(2)           .25%         up to .25%(4)
Distribution                        .10%(3)           .75%         up to .75%(4)
Quarterly service fee                     -              -         up to .25%(5)
Quarterly distribution fee                -              -         up to .75%(5)

(1) The Class A Plans of Washington, Minnesota, Michigan and Georgia will not go into effect until the quarter subsequent to the net assets of each Fund reaching $100 million. As of 3/31/01, the net assets of each fund have not reached $100 million.

(2) The annual rate is 0.15% of the average daily net asset value of shares sold prior to the effective date of the Class A Plan for National, New York, Texas, New Jersey, Hawaii, Washington, Minnesota and Pennsylvania.

(3) In addition, the Funds pay a one-time distribution fee of up to 1% on certain qualifying purchases.

(4)  Paid at the time such shares are sold.

(5) Paid at each quarter-end after the first anniversary of the sale of such shares.



Commissions

Distributor received the following commissions on sales of shares of the Funds after concessions were paid to authorized distributors:

                                              Six Months Ended March 31, 2001
--------------------------------------------------------------------------------
                          Distributor                            Dealers
                          Commissions                        Concessions
--------------------------------------------------------------------------------
National                      $32,219                           $147,408
California                     12,152                            234,628
Connecticut                     5,977                             26,845
Hawaii                          7,092                             33,589
Minnesota                       8,243                             39,253
Missouri                        9,779                             49,680
New Jersey                     18,585                             87,080
New York                        8,188                             38,498
Texas                           6,567                             31,673
Washington                      4,493                             20,671
Florida                         4,694                             22,677
Georgia                        26,116                            130,489
Michigan                        6,831                             32,023
Pennsylvania                    9,568                             44,902

Certain of the Company's officers and directors have an interest in Lord Abbett.

4. Distributions and Capital Loss Carryforwards

Dividends from net investment income are declared daily and paid monthly. Taxable net realized gains from securities transactions, reduced by capital loss carryforwards, if any, are distributed to shareholders annually. The capital loss carryforward amount is available to offset future net capital gains.

At fiscal period ended September 30, 2000, the capital loss carryforwards, along with the related expiration dates, were as follows:

                                     2002           2003           2004          2005           2007          2008          Total
---------------------------------------------------------------------------------------------------------------------------------
National                                -              -              -             -              -   $15,235,896    $15,235,896
California                    $11,890,149     $5,761,785              -             -              -     3,282,765     20,934,699
Connecticut                             -        721,307       $537,856             -              -       677,619      1,936,782
Hawaii                                  -         68,514      1,575,226             -        $37,384       584,699      2,265,823
Minnesota                               -              -              -             -              -        19,877         19,877
Missouri                                -        495,713      1,103,066       $31,063              -       151,236      1,781,078
New Jersey                              -              -              -             -              -     4,594,253      4,594,253
New York                                -      8,259,602      1,668,796             -              -       983,645     10,912,043
Texas                                   -              -              -             -              -     3,125,112      3,125,112
Washington                              -              -        470,961             -              -       947,474      1,418,435
Florida                         3,653,800      2,642,077      1,035,870             -      3,917,644     1,465,409     12,714,800
Georgia                                 -              -              -             -        363,336       640,751      1,004,087
Michigan                          818,540        371,149              -             -      1,385,665       705,991      3,281,345
Pennsylvania                            -        455,598              -             -        383,441     2,302,921      3,141,960


5. Portfolio Securities Transactions

Purchases and sales of investment securities (other than short-term investments) are as follows:


                                                Six Months Ended March 31, 2001
--------------------------------------------------------------------------------
                                  Purchases                         Sales
--------------------------------------------------------------------------------
National                        $252,062,780                  $258,963,435
California                        81,435,808                    85,286,706
Connecticut                       10,960,046                    11,409,897
Hawaii                            12,132,189                    11,149,685
Minnesota                          4,647,219                     3,354,696
Missouri                          27,204,681                    29,159,036
New Jersey                        81,020,679                    79,676,347
New York                         107,473,904                   101,573,491
Texas                             43,835,514                    42,657,487
Washington                        17,448,334                    18,159,989
Florida                           46,046,676                    51,668,383
Georgia                           12,890,541                     7,815,444
Michigan                          28,189,559                    29,326,566
Pennsylvania                      36,269,221                    37,199,067

As of March 31, 2001, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation of investments based on cost for federal income tax purposes were as follows:

                                          Gross       Gross                  Net
                                     Unrealized     Unrealized       Unrealized
                      Tax Cost     Appreciation   Depreciation     Appreciation
-------------------------------------------------------------------------------
National           $538,351,105      $25,658,120    $(4,358,645)     $21,299,475
California          191,290,383        9,246,563       (786,195)      8,460,368
Connecticut          96,464,265        4,851,659     (1,197,620)      3,654,039
Hawaii               69,463,835        3,730,249       (750,021)      2,980,228
Minnesota            21,535,395          805,352       (133,643)        671,709
Missouri            117,132,960        5,993,996       (634,627)      5,359,369
New Jersey          150,432,700        9,128,739       (712,238)      8,416,501
New York            235,595,427       14,661,914       (661,407)     14,000,507
Texas                72,257,500        4,832,036       (172,874)      4,659,162
Washington           43,145,920        2,490,634        (69,945)      2,420,689
Florida              91,654,305        6,302,473       (895,627)      5,406,846
Georgia              34,238,743        1,690,515        (82,079)      1,608,436
Michigan             43,485,881        3,214,243        (92,133)      3,122,110
Pennsylvania         90,083,276        4,967,967       (572,604)      4,395,363

The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as deferred loss on wash sales.


6.  Directors'/Trustees' Remuneration

The Directors/Trustees associated with Lord Abbett and all officers of the Company and Trust receive no compensation from the Company or Trust for acting as such. Outside Directors'/Trustees' fees are allocated among all funds in the Lord Abbett group based on the net assets of each fund.
The outside Directors/Trustees may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company, Trust, or other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Directors'/Trustees' fees on the Statements of Operations and are not deductible for federal income tax purposes until such amounts are paid.



7.  Concentration of Risk

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific state or industry.

Each fund may invest up to 20% of its net assets in residual interest bonds ("RIBs"). RIBs, sometimes referred to as inverse floaters, are debt instruments with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and their values fall faster than fixed-rate bonds. But when interest rates fall, not only do RIBs make higher interest payments, their values also rise faster than fixed-rate bonds.



8.  Expense ReductionS

The Company and Trust have entered into agreements with their transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Company's and Trust's expenses.

9.  Summary of Capital Transactions

The Company has 1,000,000,000 authorized shares (par value $.001) of which 900,000,000 are issued and allocated as follows: 150,000,000 to National, 110,000,000 to each of California, New Jersey, and New York, and 70,000,000 to each of Connecticut, Hawaii, Minnesota, Missouri, Texas, and Washington. The Trust has an unlimited number of shares of beneficial interest authorized.

Transactions in shares of capital for the single class Funds are as follows:

                                                                                                    Six Months Ended March 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
                     Connecticut    Hawaii   Minnesota   Missouri  New Jersey   Texas   Washington  Georgia  Michigan  Pennsylvania
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold              536,812   794,897   382,458     811,014   1,596,061    167,264   215,830  1,313,824   298,040     798,756
Reinvestment of
distributions           103,868    178,004    94,496     440,842     458,119    136,216   150,196    130,280    150,802    215,475
Shares reacquired      (664,294)  (567,447) (245,337) (1,355,494) (1,688,534)  (432,345) (548,082)  (313,210)  (616,426) (1,691,950)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)     (23,614)   405,454   231,617    (103,638)    365,646   (128,865) (182,056) 1,130,894   (167,584)  (677,719)
-----------------------------------------------------------------------------------------------------------------------------------


 Year Ended September 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
                                   Connecticut      Hawaii         Minnesota    Missouri    New Jersey       Texas     Washington
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                            736,683     1,744,087       932,341     1,742,762     2,250,716       260,996       724,732
Reinvestment
of distributions                       227,874       281,425       165,247       915,352       908,267       295,645       312,241
Shares reacquired                   (2,360,325)   (2,278,597)     (869,421)   (3,664,444)   (5,511,587)   (1,513,525)   (2,495,081)
                                     ----------------------------------------------------------------------------------------------
Increase (decrease)                 (1,395,768)     (253,085)      228,167    (1,006,330)   (2,352,604)     (956,884)   (1,458,108)
                                     ----------------------------------------------------------------------------------------------



 Year Ended September 30, 2000
-----------------------------------------------------------------------------
                                       Georgia*    Michigan*   Pennsylvania*
-----------------------------------------------------------------------------
Shares sold                             979,476       427,725     1,753,389
Reinvestment
of distributions                        224,252       288,807       407,357
Shares reacquired                    (1,020,611)   (1,716,609)   (2,963,573)
                                  --------------------------------------------
Increase (decrease)                     183,117    (1,000,077)     (802,827)
                                  --------------------------------------------






*For the period November 1, 1999 to September 30, 2000.

                                                                    Year Ended October 31, 1999
------------------------------------------------------------------------------------------------------------
                                                           Georgia         Michigan             Pennsylvania
------------------------------------------------------------------------------------------------------------
Shares sold                                               2,650,359        1,369,248             1,782,011
Reinvestment of distributions                               219,532          313,540              453,990
Shares reacquired                                          (918,111)      (1,554,501)          (2,210,655)
------------------------------------------------------------------------------------------------------------
Increase                                                  1,951,780          128,287              25,346
------------------------------------------------------------------------------------------------------------


Transactions (both shares and dollars) in Funds with multiple classes are as follows:


                                                                      Six Months Ended                     Year Ended
National                                                               March 31, 2001             September 30, 2000

Class A Shares                                                   Shares         Amount          Shares         Amount
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                   1,672,153   $ 18,555,837       2,901,563   $ 30,727,287
Reinvestment of distributions                                   735,824      8,129,314       1,523,399     16,150,135
Shares reacquired                                            (2,712,286)   (30,040,155)     (9,399,995)   (99,389,229)
---------------------------------------------------------------------------------------------------------------------
Decrease                                                       (304,309)  $ (3,355,004)     (4,975,033)  $(52,511,807)
---------------------------------------------------------------------------------------------------------------------


Class B Shares
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                     610,244  $   6,793,590         474,146   $  5,031,939
Reinvestment of distributions                                    15,211        168,793          24,938        265,133
Shares reacquired                                              (192,277)    (2,148,887)       (351,289)    (3,706,518)
---------------------------------------------------------------------------------------------------------------------
Increase                                                        433,178   $  4,813,496         147,795   $  1,590,554
---------------------------------------------------------------------------------------------------------------------


Class C Shares
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                     273,871   $  3,049,841         388,903   $  4,131,291
Reinvestment of distributions                                    37,909        419,319          76,223        809,428
Shares reacquired                                              (361,178)    (4,014,000)       (770,042)    (8,154,193)
---------------------------------------------------------------------------------------------------------------------
Decrease                                                        (49,398)   $  (544,840)       (304,916)  $ (3,213,474)
---------------------------------------------------------------------------------------------------------------------


                                       59




Notes to Financial Statements (unaudited) (continued)

                                                                      Six Months Ended                     Year Ended
California                                                              March 31, 2001             September 30, 2000

Class A Shares                                                   Shares         Amount          Shares         Amount
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                     763,606  $    8,122,113        952,596   $  9,459,594
Reinvestment of distributions                                   240,749      2,542,252         458,269      4,570,411
Shares reacquired                                            (1,358,001)   (14,406,288)     (3,727,721)   (37,099,980)
---------------------------------------------------------------------------------------------------------------------
Decrease                                                       (353,646)  $ (3,741,923)     (2,316,856)  $(23,069,975)
---------------------------------------------------------------------------------------------------------------------


Class C Shares
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                      78,585  $       836,052       117,415   $  1,173,625
Reinvestment of distributions                                     8,158           86,175        16,588        165,562
Shares reacquired                                               (74,083)        (790,844)     (357,304)    (3,564,334)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                              12,660  $        131,383     (223,301)  $ (2,225,147)
---------------------------------------------------------------------------------------------------------------------


New York


Class A Shares
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                   1,771,603   $ 19,514,676       1,102,478   $ 11,370,264
Reinvestment of distributions                                   327,463      3,551,379         670,950      6,941,256
Shares reacquired                                            (1,680,018)   (18,390,804)     (3,724,261)   (38,428,967)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                             419,048   $  4,675,251      (1,950,833)  $(20,117,447)
---------------------------------------------------------------------------------------------------------------------

Class C Shares
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                      15,898    $   174,688          46,095    $   472,444
Reinvestment of distributions                                     5,853         63,529          15,005        155,155
Shares reacquired                                                (7,952)       (85,891)       (185,933)    (1,915,101)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                              13,799     $  152,326        (124,833)  $ (1,287,502)
---------------------------------------------------------------------------------------------------------------------



                                                  Six Months Ended                    Period Ended                Year Ended
FLORIDA                                              March 31, 2001                  September 30, 2000*       October 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
Class A  Shares                                Shares        Amount          Shares         Amount          Shares         Amount
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                   721,110   $ 3,400,313       2,395,156   $ 10,888,821       2,140,580   $ 10,489,982
Reinvestment of distributions                 203,153       952,015         351,468      1,587,145         521,529      2,536,233
Shares reacquired                          (1,890,475)   (8,871,312)     (4,356,161)   (19,667,710)     (5,872,974)   (27,847,385)
---------------------------------------------------------------------------------------------------------------------------------
Decrease                                     (966,212)  $(4,518,984)     (1,609,537)  $ (7,191,744)     (3,210,865)  $(14,821,170)
---------------------------------------------------------------------------------------------------------------------------------


Class C  Shares
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                    30,462   $   143,131         119,156   $    536,980         206,290   $  1,006,874
Reinvestment of distributions                   4,982        23,382          10,811         48,862          23,004        112,584
Shares reacquired                            (107,862)     (508,190)       (439,613)    (1,990,234)       (351,921)    (1,705,922)
---------------------------------------------------------------------------------------------------------------------------------
Decrease                                      (72,418)  $  (341,677)       (309,646)  $ (1,404,392)       (122,627)  $   (586,464)
---------------------------------------------------------------------------------------------------------------------------------

*For the period November 1, 1999 to September 30, 2000.

Lord, Abbett & Co.

Investment
Team Profile

Lord Abbett uses a team of portfolio managers and analysts acting together to manage the Funds' investments.

Timothy Browse, Investment Team Leader, has been in the investment management business since 1985. He received his BA from St. Lawrence University, an MBA from Boston University and is the holder of a Chartered Financial Analyst designation. Philip Fang, Investment Manager, has 12 years investment experience. He received his BA from the University of Texas at Austin. Scott Smith, Investment Manager, has been in the investment business since 1989. Other team members include:

Walter Menendez, Municipal Bond Trader, who joined Lord Abbett in 1994; Lena Brandow, Municipal Research Analyst, with the Firm since 1998; and Luke Morosanu, Portfolio Assistant, who joined Lord Abbett in 2000.

The team reports directly to Robert Dow, Managing Partner and Chief Investment Officer. Mr. Dow, together with Zane Brown, Partner and Director of Fixed Income Management, oversee and review the team's investment strategies and implementation.




About Your
Fund and Trust's
        Board of
        Directors
        and Trustees

The Securities and Ex change Com mission (SEC) views the role of the independent Board of Directors as one of the most important com po nents in overseeing a mutual fund. The Board of Directors watches over your Fund's general oper ations and represents your interests. Board members review and approve every contract between your Fund and Lord, Abbett & Co. (the Fund's investment manager) and Lord Abbett Distributor llc (the Fund's underwriter). They meet regularly to review a wide variety of information and issues regard ing your Fund. Every member of the Board possesses extensive business experience. Lord Abbett Tax-Free Income Fund and Lord Abbett Tax-Free Income Trust's shareholders are indeed fortunate to have a group of independent directors with diverse backgrounds to provide a variety of viewpoints in the oversight of their Fund. Below, we feature one of our independent directors, Robert B. Calhoun, Jr.





Robert B. Calhoun, Jr.
Director -- Lord Abbett
Tax-free Income Fund &
Lord Abbett Tax-Free
Income Trust

[PHOTO OMITTED]





Mr. Calhoun is a graduate of Princeton University with over 35 years of Wall Street experience. He is a Managing Partner and co-founder of Monitor Clipper Partners and The Clipper Group, both private equity investment firms. Previously, Mr. Calhoun spent over 25 years in Credit Suisse First Boston's Investment Banking Department.

Mr. Calhoun became a Trustee of Lord Abbett's funds in 1998. He also currently serves on the boards of David's Bridal, Interstate Bakeries, Hvide Marine, TravelCenters of America and Long John Silver's, Inc.

                        Investing in the
      Lord Abbett
                                      Family of Funds



GROWTH                                                                                             INCOME
===================================================================================================================
Growth Funds              Growth &                     Income Funds             Tax-Free          Money
                          Income Funds                                          Income Funds      Market Fund
-------------------------------------------------------------------------------------------------------------------
All Value Series           Affiliated Fund              Bond-Debenture Fund      o California      U.S. Government
                                                                                 o Connecticut     Securities Money
Alpha Series               Balanced Series              High Yield Fund          o Florida         Market Fund(2)(3)
                                                                                 o Georgia
Developing                 Growth & Income Series       Global Fund--            o Hawaii
Growth Fund(1)                                          Income Series            o Michigan
                           Research Fund--                                       o Minnesota
Global Fund -              Large-Cap Series             U.S. Government          o Missouri
Equity Series                                           Securities Series(2)     o National
                                                                                 o New Jersey
Growth                                                  Limited Duration U.S.    o New York
Opportunities Fund                                      Government Securities    o Pennsylvania
                                                        Series(1)                o Texas
International Series                                                             o Washington
                                                        World Bond-
Large-Cap Growth Fund                                   Debenture Series

Mid-Cap Value Fund

Research Fund -
Small-Cap Value
Series




Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe that your Investment Professional provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.
For more complete information about any Lord Abbett Fund, including risks, charges and ongoing expenses, call your Investment Professional or Lord Abbett Distributor llc at 800-874-3733 for a Prospectus. Read it carefully before investing.

Numbers to Keep Handy
For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-hour Automated Shareholder Service Line: 800-865-7582
Website: www.LordAbbett.com

(1)  Lord Abbett Developing Growth Fund is closed to new investors.

(2) An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

(3) An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained, its stable $1.00 price per share.



LORD ABBETT LOGO



Lord Abbett Mutual Funds are distributed by:
Lord Abbett Distributor LLC
90 Hudson Street o JerseyCity, NJ 07302-3973




                                                                     LATFI-3-301
                                                                          (5/01)